UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 57.3%

VALIC Co. I Blue Chip Growth Fund	1,631,602	$27,933,028
VALIC Co. I Dividend Value Fund	1,852,115	24,503,487
VALIC Co. I Mid Cap Index Fund	897,710	24,453,623
VALIC Co. I Mid Cap Strategic Growth Fund	380,028	6,076,641
VALIC Co. I Nasdaq-100 Index Fund	1,890,445	16,465,776
VALIC Co. I Science & Technology Fund	684,850	17,004,827
VALIC Co. I Small Cap Index Fund	932,060	19,014,020
VALIC Co. I Small Cap Special Values Fund	607,707	8,428,891
VALIC Co. I Stock Index Fund	1,549,109	53,661,153
VALIC Co. I Value Fund	120,958	1,715,187
VALIC Co. II Capital Appreciation Fund	1,009,594	15,436,694
VALIC Co. II Large Cap Value Fund	400,874	6,762,752
VALIC Co. II Mid Cap Growth Fund	758,968	7,399,942
VALIC Co. II Mid Cap Value Fund	1,182,418	28,815,522
VALIC Co. II Small Cap Growth Fund	467,029	7,154,888
VALIC Co. II Small Cap Value Fund	1,002,683	16,123,144

Total Domestic Equity Investment Companies
(cost $227,534,112)		280,949,575

Fixed Income Investment Companies - 12.4%

VALIC Co. I Government Securities Fund	328,833	3,528,382
VALIC Co. I Inflation Protected Fund	108,132	1,225,136
VALIC Co. II Core Bond Fund	2,550,613	28,031,236
VALIC Co. II High Yield Bond Fund	1,625,224	12,790,517
VALIC Co. II Strategic Bond Fund	1,313,595	15,290,249

Total Fixed Income Investment Companies
(cost $60,555,209)		60,865,520

International Equity Investment Companies - 24.6%

VALIC Co. I Emerging Economies Fund	3,041,706	24,698,650
VALIC Co. I Foreign Value Fund	2,998,534	34,303,226
VALIC Co. I International Equities Fund	4,334,068	32,245,465
VALIC Co. I International Growth Fund	1,559,539	22,051,882
VALIC Co. II International Opportunities Fund	467,888	7,350,527

Total International Equity Investment Companies
(cost $111,863,393)		120,649,750

Real Estate Investment Companies - 5.7%

VALIC Co. I Global Real Estate Fund (cost $25,409,608)	3,215,615	27,589,975

TOTAL INVESTMENTS
(cost $425,362,322)(2)	100.0%	490,054,820
Other assets less liabilities	0.0	48,773

NET ASSETS	100.0%	$490,103,593

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$280,949,575	$—	$—	$280,949,575
Fixed Income Investment Companies	60,865,520	—	—	60,865,520
International Equity Investment Companies	120,649,750	—	—	120,649,750
Real Estate Investment Companies	27,589,975	—	—	27,589,975

Total	$490,054,820	$—	$—	$490,054,820

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Apparel Manufacturers - 1.5%

Michael Kors Holdings, Ltd.†	8,000	$755,040
Under Armour, Inc., Class A†	10,430	529,740

		1,284,780

Applications Software - 6.9%

Intuit, Inc.	15,670	1,242,474
Microsoft Corp.	90,330	3,698,110
Salesforce.com, Inc.†	17,930	943,656

		5,884,240

Athletic Footwear - 1.3%

NIKE, Inc., Class B	14,300	1,099,813

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	16,460	1,136,728

Beverages-Non-alcoholic - 3.7%

Coca-Cola Enterprises, Inc.	20,770	947,943
PepsiCo, Inc.	24,630	2,175,568

		3,123,511

Building Products-Cement - 0.9%

Martin Marietta Materials, Inc.	6,470	794,516

Cable/Satellite TV - 2.2%

Comcast Corp., Class A	35,770	1,867,194

Casino Hotels - 1.0%

Las Vegas Sands Corp.	10,930	836,364

Chemicals-Specialty - 1.2%

Eastman Chemical Co.	11,240	992,042

Computer Services - 2.8%

Accenture PLC, Class A	18,540	1,510,083
Cognizant Technology Solutions Corp., Class A†	17,240	838,036

		2,348,119

Computers - 4.7%

Apple, Inc.	6,240	3,949,920

Computers-Memory Devices - 2.0%

EMC Corp.	38,110	1,012,201
SanDisk Corp.	7,320	707,332

		1,719,533

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	16,960	1,160,064

Diversified Manufacturing Operations - 1.3%

Danaher Corp.	14,300	1,121,549

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	4,010	1,253,325

E-Commerce/Services - 1.2%

Priceline Group, Inc.†	790	1,010,118

Electronic Components-Semiconductors - 1.1%

Xilinx, Inc.	19,260	904,450

Electronic Forms - 1.0%

Adobe Systems, Inc.†	12,840	828,694

Electronic Security Devices - 1.4%

Tyco International, Ltd.	26,520	1,157,333

Engineering/R&D Services - 1.3%

Fluor Corp.	14,490	1,087,909

Engines-Internal Combustion - 1.9%

Cummins, Inc.	10,710	1,637,880

Finance-Credit Card - 4.3%

American Express Co.	13,630	1,247,145
Discover Financial Services	11,290	667,578
Visa, Inc., Class A	8,020	1,722,936

		3,637,659

Finance-Other Services - 1.0%

IntercontinentalExchange Group, Inc.	4,480	879,872

Food-Misc./Diversified - 1.0%

Mondelez International, Inc., Class A	23,020	866,012

Food-Retail - 0.3%

Whole Foods Market, Inc.	7,370	281,829

Industrial Gases - 1.8%

Praxair, Inc.	11,600	1,533,984

Instruments-Controls - 1.9%

Honeywell International, Inc.	17,700	1,648,755

Internet Content-Entertainment - 1.5%

Facebook, Inc., Class A†	19,820	1,254,606

Investment Management/Advisor Services - 2.2%

Ameriprise Financial, Inc.	8,440	950,428
BlackRock, Inc.	3,030	923,847

		1,874,275

Medical-Biomedical/Gene - 7.8%

Alexion Pharmaceuticals, Inc.†	5,090	846,569
Amgen, Inc.	8,980	1,041,590
Biogen Idec, Inc.†	3,780	1,207,219
Gilead Sciences, Inc.†	21,570	1,751,700
Illumina, Inc.†	4,560	721,620
Regeneron Pharmaceuticals, Inc.†	2,040	626,198
Vertex Pharmaceuticals, Inc.†	5,570	402,488

		6,597,384

Medical-Drugs - 2.5%

Bristol-Myers Squibb Co.	26,070	1,296,722
Forest Laboratories, Inc.†	9,050	857,759

		2,154,481

Medical-Generic Drugs - 1.5%

Mylan, Inc.†	11,790	587,614
Perrigo Co. PLC	4,850	670,270

		1,257,884

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	10,330	822,578

Medical-Wholesale Drug Distribution - 1.5%

McKesson Corp.	6,690	1,268,692

Metal Processors & Fabrication - 1.6%

Precision Castparts Corp.	5,370	1,358,503

Multimedia - 2.5%

Twenty-First Century Fox, Inc., Class A	29,280	1,036,805
Viacom, Inc., Class B	12,460	1,063,212

		2,100,017

Oil Companies-Exploration & Production - 1.7%

EOG Resources, Inc.	13,960	1,476,968

Oil-Field Services - 3.4%

Halliburton Co.	11,660	753,702

Schlumberger, Ltd.	20,440	2,126,578

		2,880,280

Retail-Apparel/Shoe - 2.2%

PVH Corp.	8,840	1,163,609
Urban Outfitters, Inc.†	20,040	671,741

		1,835,350

Retail-Building Products - 1.9%

Home Depot, Inc.	19,860	1,593,368

Retail-Discount - 2.2%

Costco Wholesale Corp.	10,880	1,262,297
Dollar General Corp.†	11,160	600,185

		1,862,482

Retail-Drug Store - 1.3%

CVS Caremark Corp.	14,670	1,148,954

Retail-Restaurants - 1.4%

Starbucks Corp.	15,720	1,151,333

Telecommunication Equipment - 1.3%

Juniper Networks, Inc.†	44,000	1,076,240

Television - 0.4%

AMC Networks, Inc., Class A†	5,950	368,186

Tobacco - 2.5%

Philip Morris International, Inc.	23,610	2,090,429

Transport-Services - 1.0%

FedEx Corp.	5,700	821,712

Web Portals/ISP - 4.1%

Google, Inc., Class A†	3,080	1,760,682
Google, Inc., Class C†	3,080	1,727,818

		3,488,500

Total Long-Term Investment Securities
(cost $62,394,635)		82,528,415

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Time Deposits - 2.1%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 06/02/2014
(cost $1,787,000)	$1,787,000	1,787,000

TOTAL INVESTMENTS
(cost $64,181,635)(1)	99.5%	84,315,415
Other assets less liabilities	0.5	446,956

NET ASSETS	100.0%	$84,762,371

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$5,884,240	$—	$—	$5,884,240
Medical-Biomedical/Gene	6,597,384	—	—	6,597,384
Other Industries*	70,046,791	—	—	70,046,791
Short-Term Investment Securities:
Time Deposits	—	1,787,000	—	1,787,000

Total	$82,528,415	$1,787,000	$—	$84,315,415

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 27.7%

VALIC Co. I Blue Chip Growth Fund	626,421	$10,724,319
VALIC Co. I Dividend Value Fund	393,741	5,209,189
VALIC Co. I Mid Cap Index Fund	392,572	10,693,673
VALIC Co. I Mid Cap Strategic Growth Fund	118,808	1,899,735
VALIC Co. I Nasdaq-100 Index Fund	457,327	3,983,318
VALIC Co. I Science & Technology Fund	215,955	5,362,158
VALIC Co. I Small Cap Index Fund	297,397	6,066,895
VALIC Co. I Small Cap Special Values Fund	152,431	2,114,220
VALIC Co. I Stock Index Fund	517,463	17,924,922
VALIC Co. I Value Fund	10,804	153,205
VALIC Co. II Capital Appreciation Fund	200,398	3,064,092
VALIC Co. II Large Cap Value Fund	108,978	1,838,457
VALIC Co. II Mid Cap Growth Fund	204,275	1,991,677
VALIC Co. II Mid Cap Value Fund	404,860	9,866,434
VALIC Co. II Small Cap Growth Fund	80,003	1,225,646
VALIC Co. II Small Cap Value Fund	167,688	2,696,428

Total Domestic Equity Investment Companies
(cost $72,443,174)		84,814,368

Fixed Income Investment Companies - 55.5%

VALIC Co. I Capital Conservation Fund	625,896	6,158,820
VALIC Co. I Government Securities Fund	539,714	5,791,132
VALIC Co. I Inflation Protected Fund	1,230,504	13,941,612
VALIC Co. II Core Bond Fund	5,796,413	63,702,577
VALIC Co. II High Yield Bond Fund	3,511,845	27,638,221
VALIC Co. II Strategic Bond Fund	4,554,039	53,009,009

Total Fixed Income Investment Companies		170,241,371

(cost $168,283,126)
International Equity Investment Companies - 14.0%

VALIC Co. I Emerging Economies Fund	1,158,467	9,406,753
VALIC Co. I Foreign Value Fund	1,071,348	12,256,224
VALIC Co. I International Equities Fund	1,560,874	11,612,901
VALIC Co. I International Growth Fund	541,737	7,660,157
VALIC Co. II International Opportunities Fund	117,023	1,838,425

Total International Equity Investment Companies		42,774,460

(cost $40,592,030)
Real Estate Investment Companies - 2.8%
VALIC Co. I Global Real Estate Fund	999,936	8,579,453

(cost $8,564,696)

TOTAL INVESTMENTS
(cost $289,883,026) (2)	100.0%	306,409,652
Other assets less liabilities	0.0	60,853

NET ASSETS	100.0%	$306,470,505

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not represented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$84,814,368	$—	$—	$84,814,368
Fixed Income Investment Companies	170,241,371	—	—	170,241,371
International Equity Investment Companies	42,774,460	—	—	42,774,460
Real Estate Investment Companies	8,579,453	—	—	8,579,453

Total	$306,409,652	$—	$—	$306,409,652

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.6%
Diversified Financial Services - 5.6%

Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$2,209,000	$2,232,230
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,281,620
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	694,601
Chase Issuance Trust Series 2014-A2, Class A2 2.77% due 03/15/2023	450,000	458,120
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	887,000	890,608
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	1,400,000	1,399,854
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	900,000	920,274
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,527,127
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	712,155	733,035
Commercial Mtg.Trust Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	1,282,000	1,323,786
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(1)	2,200,000	2,329,448
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	100,562	100,882
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,270,000	1,446,510
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	783,629	847,073
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02 2M1 1.10% due 05/25/2024(2)	943,000	943,555
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(2)	1,163,704	1,182,459
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(2)	3,375,065	3,456,172
Federal Home Loan Mtg. Corp. FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(2)	1,500,000	1,511,644
Federal Home Loan Mtg. Corp. FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(2)	2,020,000	2,087,456
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	875,990
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	659,000	661,894
Ford Credit Auto Owner Trust Series 1, Class A 2.26% due 11/15/2025*	635,000	642,915
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	791,000	795,729
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	852,831
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,341,334
HLSS Servicer Advance Receivables Trust Series 2013-T1, Class B2 1.74% due 01/16/2046*	448,000	446,970
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	266,598
Invitation Homes Trust FRS Series SFRI, Class A 1.15% due 06/17/2031*	1,495,000	1,496,527
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	2,152,000	2,244,870
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	993,444	1,088,627
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.84% due 06/15/2038(1)	2,283,538	2,475,063
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	312,214	318,748
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(1)	2,000,000	2,019,630
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	289,092	297,799
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	598,458	603,147
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	455,480	490,182

TAL Advantage LLC Series 2014-2A, Class A1 1.70% due 05/20/2039*	600,000	600,375
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	855,000	873,103
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	3,717,261	3,784,164
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,309,573
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,081,519
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	98,199	99,593

Total Asset Backed Securities (cost $53,005,751)		53,033,635

U.S. CORPORATE BONDS & NOTES - 24.9%
Advanced Materials - 0.0%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	137,000	143,165

Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,925,000	1,930,996
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	1,141,000	1,177,503

		3,108,499

Advertising Sales - 0.0%

Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	350,000	363,125

Advertising Services - 0.1%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	531,000	492,502

Aerospace/Defense - 0.2%

Boeing Co. Senior Notes 0.95% due 05/15/2018	1,467,000	1,439,662

Aerospace/Defense-Equipment - 0.1%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	419,000	436,807
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	299,000	304,980

		741,787

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	128,322	133,616
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	125,106	128,859
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	700,000	724,500

		986,975

Alternative Waste Technology - 0.1%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	479,000	518,517
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	391,000	406,640

		925,157

Auto-Cars/Light Trucks - 0.2%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	445,740
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	1,065,000	1,145,191

		1,590,931

Auto/Truck Parts & Equipment-Original - 0.0%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	376,828

Banks-Commercial - 1.4%

CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	367,000	371,129
PNC Bank NA Senior Notes 1.13% due 01/27/2017	2,921,000	2,936,324
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,338,532
Union Bank NA Senior Notes 3.00% due 06/06/2016	3,623,000	3,787,328
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	930,000	973,024
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,511,000	1,613,063
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,200,000	1,221,630

		13,241,030

Banks-Fiduciary - 0.2%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,580,120

Banks-Super Regional - 0.2%

Comerica, Inc. Senior Notes 2.13% due 05/23/2019	664,000	666,390
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	1,535,000	1,548,461

		2,214,851

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	2,354,000	2,363,195

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	651,625

Building Products-Cement - 0.1%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	503,100

Building Products-Wood - 0.0%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	10,000	10,750

Building-Residential/Commercial - 0.1%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	548,750

Cable/Satellite TV - 0.5%

COX Communications, Inc. Senior Notes 4.50% due 06/30/2043*	795,000	757,448
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,595,000	1,695,772
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	425,000	563,600
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	335,000	416,834
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	884,000	1,189,181

		4,622,835

Casino Hotels - 0.2%

Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	140,000	118,300
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	308,000	318,395
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	366,000	381,555
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	445,000	448,894
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	300,000	323,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	175,000

		1,765,394

Cellular Telecom - 0.1%

Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	579,000	638,348
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	179,000	189,516
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	182,000	196,105

		1,023,969

Chemicals-Diversified - 0.1%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	614,625
Olin Corp. Senior Notes 5.50% due 08/15/2022	375,000	388,125

		1,002,750

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	720,585

Coal - 0.3%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	600,000	636,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	626,000	682,340

Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	800,000	818,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	542,085

		2,678,425

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	280,125
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	642,000	658,852
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	145,000	159,863

		1,098,840

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	1,180,000	1,132,307

Computers - 0.4%

Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	3,228,000	3,641,307

Consumer Products-Misc. - 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,309,000	1,361,360

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	743,000	831,231

Containers-Paper/Plastic - 0.1%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	849,000	868,102

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	668,340

Data Processing/Management - 0.0%

Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	76,000	81,415

Distribution/Wholesale - 0.0%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	320,000	312,800

Diversified Banking Institutions - 2.8%

Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	3,785,000	4,292,304
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	1,234,000	1,261,480
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	5,158,000	5,693,421
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,907,000	2,143,615
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,400,355
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,322,000	2,786,084
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	1,354,000	1,488,307
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	2,401,000	2,772,956
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,318,098
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	3,137,000	3,359,661
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	92,003

		26,608,284

Diversified Financial Services - 0.8%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,177,000	1,313,912
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	738,251
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,872,000	2,242,974
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,383,000	1,827,162
USAA Capital Corp. Notes 2.13% due 06/03/2019*	1,623,000	1,638,199

		7,760,498

Diversified Manufacturing Operations - 0.4%

Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	1,290,000	1,324,713
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	1,197,000	1,404,957
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	348,210
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,151,812

		4,229,692

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	720,000	750,600

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	519,400
AES Corp. Senior Notes 5.50% due 03/15/2024	424,000	434,600

		954,000

Electric-Integrated - 1.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	516,000	555,835
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,689,000	1,908,058
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	972,278
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	1,172,000	1,185,079
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	1,110,000	1,122,506
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	276,175
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	1,008,000	1,082,033
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	665,000	786,488
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	1,426,000	1,431,600

		9,320,052

Electric-Transmission - 0.1%

ITC Holdings Corp. Senior Notes 3.65% due 06/15/2024	767,000	768,451

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,121,630

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 1.50% due 05/28/2017	259,000	259,696
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	772,000	784,290

		1,043,986

Enterprise Software/Service - 0.1%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	645,000	678,862

Finance-Auto Loans - 0.2%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	181,000	182,358
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	527,000	530,812
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	701,620
General Motors Acceptance Corp. Bonds 8.00% due 11/01/2031	298,000	371,010
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	136,650

		1,922,450

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	224,672
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	231,000
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	400,000	403,000

		858,672

Finance-Consumer Loans - 0.2%

Enova International, Inc. Senior Notes 9.75% due 06/01/2021*	602,000	593,723
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	567,000	678,867
SLM Corp. Senior Notes 6.13% due 03/25/2024	860,000	864,300

		2,136,890

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	230,000	23

		41

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	853,466

Finance-Other Services - 0.3%

Cogent Communications Finance, Inc. Senior Notes 5.63% due 04/15/2021*	305,000	300,425
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,209,000	2,220,083

		2,520,508

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	480,315

Food-Meat Products - 0.1%

JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	600,000	648,000

Food-Misc./Diversified - 0.1%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	677,000	860,810

Food-Retail - 0.0%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	310,000	315,425

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC / Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(3)(7)	6,954	1,739

Gold Mining - 0.0%

Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	546,000	473,095

Independent Power Producers - 0.3%

Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	208,000	217,880
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	688,000	737,880
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	128,000	139,520
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	133,000	149,292
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	523,000	567,455
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	521,000	552,260
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	447,525

		2,811,812

Insurance-Life/Health - 0.5%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	634,574
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,452,404
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	362,550
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	969,000	975,700

		4,425,228

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,184,000	2,582,056
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,298,000	1,333,169

		3,915,225

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes
1.65% due 05/15/2017*	1,394,000	1,415,452

Investment Management/Advisor Services - 0.0%

National Financial Partners Corp. Senior Notes
9.00% due 07/15/2021*	319,000	348,508

Machinery-Farming - 0.1%

CNH Capital LLC Company Guar. Notes
3.25% due 02/01/2017	971,000	990,420

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes
7.38% due 02/01/2019	455,000	476,613

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes
3.13% due 11/08/2021	431,000	443,623
Becton Dickinson and Co. Senior Notes
7.00% due 08/01/2027	617,000	805,852
Universal Hospital Services, Inc. Sec. Notes
7.63% due 08/15/2020	579,000	609,398

		1,858,873

Medical-Drugs - 0.1%

Endo Finance LLC Company Guar. Notes
5.75% due 01/15/2022*	577,000	591,425
Endo Finance LLC Company Guar. Notes
7.00% due 07/15/2019*	744,000	797,940

		1,389,365

Medical-Generic Drugs - 0.4%

Mylan, Inc. Senior Notes
5.40% due 11/29/2043	998,000	1,079,200
Mylan, Inc. Company Guar. Notes
7.88% due 07/15/2020*	2,144,000	2,386,514

		3,465,714

Medical-HMO - 0.0%

Centene Corp. Senior Notes
4.75% due 05/15/2022	410,000	415,125

Medical-Hospitals - 0.3%

Capella Healthcare, Inc. Company Guar. Notes
9.25% due 07/01/2017	308,000	323,015
HCA, Inc. Senior Sec. Notes
3.75% due 03/15/2019	195,000	198,413
HCA, Inc. Senior Sec. Notes
5.88% due 03/15/2022	750,000	816,562
HCA, Inc. Company Guar. Notes
5.88% due 05/01/2023	800,000	828,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes
8.38% due 05/15/2019	560,000	597,100
Tenet Healthcare Corp. Senior Notes
5.00% due 03/01/2019*	425,000	433,500

		3,196,590

Multimedia - 0.3%

Time Warner Cos., Inc. Company Guar. Notes
6.95% due 01/15/2028	1,285,000	1,667,685
Time Warner Entertainment Co. LP Company Guar. Notes
8.38% due 07/15/2033	630,000	922,634

		2,590,319

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes
2.13% due 03/01/2019	1,162,000	1,173,404

Non-Hazardous Waste Disposal - 0.0%

Covanta Holding Corp. Senior Notes
5.88% due 03/01/2024	273,000	279,825

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Senior Notes
4.63% due 03/15/2024	1,864,000	1,927,549

Office Supplies & Forms - 0.0%

ACCO Brands Corp. Company Guar. Notes
6.75% due 04/30/2020	392,000	410,130

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes
5.85% due 01/15/2044	967,000	1,027,049

Oil Companies-Exploration & Production - 1.4%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes
9.63% due 10/15/2018	328,000	346,860
Anadarko Petroleum Corp. Senior Notes
6.45% due 09/15/2036	831,000	1,046,115
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes
7.75% due 01/15/2021	575,000	577,875
Chaparral Energy, Inc. Company Guar. Notes
7.63% due 11/15/2022	247,000	263,055

Energy XXI Gulf Coast, Inc. Company Guar. Notes
6.88% due 03/15/2024*	253,000	254,898
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes
7.75% due 09/01/2022	469,000	525,866
EPL Oil & Gas, Inc. Company Guar. Notes
8.25% due 02/15/2018	610,000	655,750
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes
8.00% due 04/15/2019	890,000	930,050
Halcon Resources Corp. Company Guar. Notes
9.75% due 07/15/2020	556,000	608,820
Legacy Reserves LP / Legacy Reserves Finance Corp. Company Guar. Notes
6.63% due 12/01/2021*	398,000	403,970
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes
7.25% due 11/01/2019*	760,000	798,000
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes
7.63% due 05/01/2021	585,000	605,475
Midstates Petroleum Co., Inc. Company Guar. Notes
9.25% due 06/01/2021	485,000	521,375
Northern Oil and Gas, Inc. Company Guar. Notes
8.00% due 06/01/2020	614,000	652,375
Penn Virginia Corp. Company Guar. Notes
7.25% due 04/15/2019	255,000	267,113
Penn Virginia Corp. Company Guar. Notes
8.50% due 05/01/2020	260,000	288,925
Plains Exploration & Production Co. Company Guar. Notes
6.63% due 05/01/2021	414,000	461,610
Plains Exploration & Production Co. Company Guar. Notes
6.75% due 02/01/2022	1,050,000	1,178,625
Rex Energy Corp. Company Guar. Notes
8.88% due 12/01/2020	575,000	638,250
Rosetta Resources, Inc. Company Guar. Notes
5.63% due 05/01/2021	400,000	411,000
SandRidge Energy, Inc. Company Guar. Notes
7.50% due 02/15/2023	755,000	804,075
Stone Energy Corp. Company Guar. Notes
7.50% due 11/15/2022	275,000	300,437
Swift Energy Co. Company Guar. Notes
7.88% due 03/01/2022	425,000	437,750

		12,978,269

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes
5.60% due 02/15/2041	1,256,000	1,443,003
Hess Corp. Senior Notes
7.88% due 10/01/2029	461,000	630,815

		2,073,818

Oil Refining & Marketing - 0.2%

Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes
6.50% due 04/15/2021*	339,000	343,237
Murphy Oil USA, Inc. Company Guar. Notes
6.00% due 08/15/2023*	620,000	644,800
Valero Energy Corp. Company Guar. Notes
6.63% due 06/15/2037	633,000	790,582

		1,778,619

Paper & Related Products - 0.9%

Clearwater Paper Corp. Company Guar. Notes
4.50% due 02/01/2023	670,000	649,900
Domtar Corp. Company Guar. Notes
6.75% due 02/15/2044	2,159,000	2,516,185
Georgia-Pacific LLC Senior Notes
3.73% due 07/15/2023*	2,790,000	2,856,441
Georgia-Pacific LLC Company Guar. Notes
5.40% due 11/01/2020*	1,551,000	1,778,451
PH Glatfelter Co. Company Guar. Notes
5.38% due 10/15/2020	598,000	618,183

		8,419,160

Pipelines - 1.2%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes
4.88% due 05/15/2023	796,000	831,820
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes
5.88% due 08/01/2023	314,000	317,140
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes
6.63% due 10/01/2020	125,000	132,500

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes
6.00% due 12/15/2020	300,000	312,750
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes
4.70% due 11/01/2042	479,000	443,439
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes
5.00% due 10/01/2021	223,000	242,967
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes
6.50% due 04/01/2020	3,308,000	3,891,971
Energy Transfer Partners LP Senior Notes
6.63% due 10/15/2036	1,894,000	2,250,195
Genesis Energy LP Company Guar. Notes
5.63% due 06/15/2024	314,000	316,355
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes
7.88% due 12/15/2018	280,000	298,900
Kinder Morgan, Inc. Senior Notes
5.00% due 02/15/2021*	405,000	408,221
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes
4.50% due 07/15/2023	431,000	423,457
Sabine Pass Liquefaction LLC Senior Sec. Notes
5.63% due 04/15/2023	225,000	231,188
Sabine Pass Liquefaction LLC Senior Sec. Notes
5.75% due 05/15/2024*	200,000	205,500
Sabine Pass Liquefaction LLC Senior Sec. Notes
6.25% due 03/15/2022*	117,000	125,629
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes
5.88% due 10/01/2020	490,000	512,050
Williams Cos., Inc. Senior Notes
3.70% due 01/15/2023	925,000	875,953

		11,820,035

Printing-Commercial - 0.1%

Quad/Graphics, Inc. Senior Notes
7.00% due 05/01/2022*	525,000	519,750

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes
9.50% due 03/15/2022*	328,000	348,500
McClatchy Co. Senior Sec. Notes
9.00% due 12/15/2022	385,000	440,344

		788,844

Publishing-Periodicals - 0.2%
Expo Event Transco, Inc. Senior Notes
9.00% due 06/15/2021*	600,000	612,000
Time, Inc. Company Guar. Notes
5.75% due 04/15/2022*	930,000	930,000

		1,542,000

Real Estate Investment Trusts - 0.5%

CTR Partnership LP / CareTrust Capital Corp. Company Guar. Notes
5.88% due 06/01/2021*	379,000	382,790
HCP, Inc. Senior Notes
3.75% due 02/01/2016	330,000	346,294
Highwoods Realty LP Senior Notes
3.20% due 06/15/2021	1,639,000	1,627,009
National Retail Properties, Inc. Senior Notes
3.90% due 06/15/2024	770,000	778,283
Omega Healthcare Investors, Inc. Senior Notes
4.95% due 04/01/2024*	1,084,000	1,091,666
Omega Healthcare Investors, Inc. Company Guar. Notes
5.88% due 03/15/2024	355,000	369,910

		4,595,952

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes
8.75% due 04/01/2019	405,000	441,450

Real Estate Operations & Development - 0.1%
First Industrial LP Senior Notes
5.75% due 01/15/2016	135,000	144,005
Regency Centers LP Company Guar. Notes
3.75% due 06/15/2024	618,000	623,176

		767,181

Recycling - 0.0%
Aleris International, Inc. Escrow Notes
9.00% due 12/15/2014†(3)(7)	100,000	4

Retail-Apparel/Shoe - 0.0%

Limited Brands, Inc. Company Guar. Notes
5.63% due 02/15/2022	305,000	323,300

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc. Company Guar. Notes
4.50% due 12/01/2023	1,633,000	1,734,893

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes
5.50% due 02/01/2020	2,145,000	2,327,325

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes
3.25% due 04/15/2023	869,000	836,005

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs.
4.70% due 01/10/2036*	589,812	622,876
CVS Pass-Through Trust Pass Through Certs.
5.77% due 01/10/2033*	302,614	340,547
CVS Pass-Through Trust Pass Through Certs.
5.93% due 01/10/2034*	523,298	600,020

		1,563,443

Retail-Music Store - 0.1%

Guitar Center, Inc. Company Guar. Notes
9.63% due 04/15/2020*	688,000	622,640

Retail-Pawn Shops - 0.0%

Cash America International, Inc. Company Guar. Notes
5.75% due 05/15/2018	350,000	358,750

Retail-Regional Department Stores - 0.1%

Bon-Ton Department Stores, Inc. Sec. Notes
8.00% due 06/15/2021	620,000	592,100

Retail-Restaurants - 0.2%

Dave & Buster’s, Inc. Company Guar. Notes
11.00% due 06/01/2018	215,000	228,352
Landry’s, Inc. Senior Notes
9.38% due 05/01/2020*	511,000	564,016
PF Chang’s China Bistro, Inc. Company Guar. Notes
10.25% due 06/30/2020*	788,000	809,670

		1,602,038

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes
5.00% due 06/19/2017	1,520,000	1,644,549
First Niagara Financial Group, Inc. Senior Notes
6.75% due 03/19/2020	2,763,000	3,194,260
First Niagara Financial Group, Inc. Sub. Notes
7.25% due 12/15/2021	2,210,000	2,547,677

		7,386,486

Schools - 0.2%

Northwestern University Bonds
4.20% due 12/01/2047	679,000	685,366
President and Fellows of Harvard College Bonds
3.62% due 10/01/2037	360,000	343,703
University of Pennsylvania Senior Notes
4.67% due 09/01/2112	516,000	524,245

		1,553,314

Security Services - 0.2%

ADT Corp. Senior Notes
3.50% due 07/15/2022	1,667,000	1,529,472

Semiconductor Equipment - 0.0%

Entegris, Inc. Company Guar. Notes
6.00% due 04/01/2022*	77,000	77,385
Magnachip Semiconductor Corp. Senior Notes
6.63% due 07/15/2021	210,000	206,325

		283,710

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes
7.13% due 03/15/2021	354,000	386,745

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes
2.00% due 04/05/2017*	1,511,000	1,548,107
MassMutual Global Funding II Senior Sec. Notes
2.50% due 10/17/2022*	483,000	466,724

		2,014,831

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes
8.88% due 12/15/2021*	815,000	855,750

Steel Pipe & Tube - 0.1%

JMC Steel Group, Inc. Senior Notes
8.25% due 03/15/2018*	486,000	498,150

Steel-Producers - 0.2%

AK Steel Corp. Company Guar. Notes
8.38% due 04/01/2022	507,000	526,013

Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	1,278,000	1,296,352

		1,822,365

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	453,050

Telecom Services - 0.0%

Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	137,834

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,678,000	1,600,241
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	650,000	676,000
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,217,000	1,335,658
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	825,705
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	345,290
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	735,013
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	1,491,000	1,648,002
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	2,945,000	3,620,671
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	664,000	842,808

		11,629,388

Television - 0.1%

Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	610,000	637,450

Transport-Equipment & Leasing - 0.0%

Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	309,000	316,725

Transport-Rail - 0.0%

Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	436,000	453,985

Travel Services - 0.0%

Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	166,000	184,891

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	697,000	716,167

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	19,795	21,464

Total U.S. Corporate Bonds & Notes (cost $228,733,951)		236,083,732

FOREIGN CORPORATE BONDS & NOTES - 8.6%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	649,500

Auto-Cars/Light Trucks - 0.2%

Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	1,729,000	1,750,208

Banks-Commercial - 2.6%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	1,338,000	1,345,546
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,299,691
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 1.20% due 03/10/2017*	200,000	200,175
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	1,395,000	1,414,727
BPCE SA Sub. Notes 5.15% due 07/21/2024*	895,000	933,187
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	378,416
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	640,000	647,650
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	821,000	910,284

Credit Suisse New York Senior Notes 1.38% due 05/26/2017	2,721,000	2,725,539
Credit Suisse New York Senior Notes 2.30% due 05/28/2019	910,000	913,959
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	1,359,000	1,523,462
ING Bank NV Senior Notes 4.00% due 03/15/2016*	1,996,000	2,107,654
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024	1,697,000	1,828,619
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,409,728
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,515,000	2,500,996
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	960,000	1,021,547
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*	2,001,000	2,124,222

		24,285,402

Banks-Money Center - 0.1%

Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	598,123

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,790,885

Broadcast Services/Program - 0.1%

Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	1,120,000	1,121,197

Cable/Satellite TV - 0.1%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	300,000	322,500
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	323,000	335,113
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	470,000	481,750

		1,139,363

Casino Hotels - 0.1%

Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	599,000	615,473

Chemicals-Diversified - 0.0%

NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	283,000	304,933

Commercial Services - 0.0%

Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	319,000	261,580

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	854,000	848,663

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	488,000	506,300

Diversified Banking Institutions - 1.0%

Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	2,651,000	2,652,728
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	2,473,000	2,474,467
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	1,820,000	1,952,838
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	828,000	898,003
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	1,314,000	1,543,162
UBS AG Stamford CT Sub. Notes 7.63% due 08/17/2022	335,000	402,361

		9,923,559

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,360,000	1,424,154

Diversified Manufacturing Operations - 0.0%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	340,000	347,650

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	893,000	907,291
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	725,000	764,875
Teck Cominco, Ltd. Senior Notes 6.13% due 10/01/2035	595,000	633,320

		2,305,486

Electric-Integrated - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	522,000	585,819

Finance-Leasing Companies - 0.1%

AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	205,000	206,281
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	69,870
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	349,648
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020	300,000	315,750

		941,549

Food-Meat Products - 0.1%

BRF SA Senior Notes 4.75% due 05/22/2024*	689,000	681,249

Gold Mining - 0.1%

Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	803,000	824,251

Hazardous Waste Disposal - 0.1%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	600,000	616,500

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	588,000	588,857

Medical-Drugs - 0.2%

Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	249,000	257,715
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,474,621
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	156,000	161,850

		1,894,186

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	219,000	225,023

Metal-Iron - 0.1%

Vale SA Senior Notes 5.63% due 09/11/2042	1,072,000	1,045,547

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	660,000	757,017
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	582,141

		1,339,158

Oil Companies-Exploration & Production - 0.5%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,592,000	2,163,939
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	235,320
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	502,906
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	354,000	382,320
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	1,612,000	1,736,951

		5,021,436

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,800,020
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,073,000	1,096,316
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	1,085,000	1,123,504
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	838,000	863,140
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	835,000	921,279
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	977,000	1,007,531
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	787,000	906,034

		7,717,824

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	937,000	1,000,248

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	434,363

Satellite Telecom - 0.0%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	338,000	358,280

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	376,348

Semiconductor Equipment - 0.0%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	82,000	81,385

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 6.75% due 02/25/2022	236,000	263,730
ArcelorMittal Senior Notes 7.25% due 03/01/2041	211,000	221,550

		485,280

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,001,138

Telecom Services - 0.2%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	773,000	815,515
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	618,000	649,672
Wind Acquisition Finance SA Company Guar. Notes 7.38% due 04/23/2021*	252,000	260,820

		1,726,007

Telephone-Integrated - 0.7%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	1,630,000	1,888,762
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,934,000	2,185,420
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	2,555,000	2,558,194

		6,632,376

Total Foreign Corporate Bonds & Notes (cost $79,287,150)		81,449,300

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	996,156

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,222,000	1,255,214

Sovereign - 0.5%

Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	959,719
United Mexican States Senior Notes 3.50% due 01/21/2021	2,407,000	2,497,262
United Mexican States Senior Notes 4.75% due 03/08/2044	1,282,000	1,307,640

		4,764,621

Total Foreign Government Obligations (cost $6,698,722)		7,015,991

U.S. GOVERNMENT AGENCIES - 27.2%
Federal Home Loan Mtg. Corp. - 7.1%

2.50% due 01/01/2028	1,361,734	1,385,427
2.50% due 04/01/2028	2,685,615	2,732,343
3.00% due 08/01/2027	580,135	602,898
3.00% due 10/01/2042	2,561,583	2,549,510
3.00% due 11/01/2042	2,041,065	2,021,325
3.00% due 02/01/2043	4,583,340	4,538,973
3.00% due 04/01/2043	4,417,644	4,384,955
3.00% due 05/01/2043	1,031,001	1,026,137
3.00% due 08/01/2043	7,131,172	7,066,066
3.50% due 02/01/2042	831,928	857,303
3.50% due 03/01/2042	899,843	927,290
3.50% due 04/01/2042	2,984,127	3,075,149
3.50% due 08/01/2042	9,785,744	10,086,009
3.50% due 09/01/2043	2,756,996	2,843,160
4.00% due 03/01/2023	1,917,190	2,041,325
4.00% due 09/01/2040	458,122	485,529
4.00% due 10/01/2043	9,740,947	10,323,703
4.50% due 11/01/2018	63,886	67,874
4.50% due 02/01/2019	71,103	75,541
4.50% due 01/01/2039	93,937	101,674
4.50% due 12/01/2039	1,677,060	1,836,601
4.50% due 06/01/2041	1,455,509	1,575,521
5.00% due 10/01/2033	7,904	8,740
5.00% due 07/01/2040	1,349,783	1,489,715
5.50% due 11/01/2018	33,406	35,468
5.50% due 11/01/2032	40,629	45,491
5.50% due 07/01/2034	51,544	57,743
5.50% due 02/01/2035	172,012	192,567
5.50% due 07/01/2035	2,875	3,215
5.50% due 01/01/2036	590,722	662,106
5.50% due 05/01/2037	112,199	125,172
6.00% due 07/01/2035	100,665	112,538
6.00% due 03/01/2040	563,176	629,650
6.50% due 12/01/2032	158,858	179,069
6.50% due 02/01/2036	37,144	42,435
6.50% due 09/01/2036	861	1,000
6.50% due 05/01/2037	144,765	165,680
6.50% due 11/01/2037	200,388	225,882
7.00% due 11/01/2016	2,710	2,809
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)	903,440	884,292
Series 4000, Class PD
2.00% due 01/15/2042(2)	1,299,160	1,213,347
Series 3572, Class JS
6.65% due 09/15/2039 FRS(2)(5)	3,222,163	480,861

		67,162,093

Federal National Mtg. Assoc. - 19.2%

2.50% due 02/01/2028	2,652,480	2,702,350
2.50% due 04/01/2028	2,846,586	2,900,106
3.00% due 10/01/2027	436,546	454,868
3.00% due 11/01/2027	2,879,020	2,999,854
3.00% due 01/01/2028	4,255,889	4,435,442
3.00% due 03/01/2042	2,394,180	2,373,255
3.00% due 12/01/2042	4,318,740	4,286,879
3.00% due 05/01/2043	5,282,581	5,236,410
3.00% due June TBA	1,000,000	1,040,625
3.50% due 09/01/2026	2,748,098	2,911,211
3.50% due 08/01/2027	555,650	588,631
3.50% due 10/01/2028	5,417,006	5,739,941
3.50% due 12/01/2041	778,814	804,325
3.50% due 03/01/2042	1,124,847	1,160,989
3.50% due 08/01/2042	2,677,843	2,765,579
3.50% due 09/01/2042	934,938	964,978

3.50% due 02/01/2043	4,353,318	4,506,248
3.50% due 03/01/2043	2,726,021	2,813,609
3.50% due 08/01/2043	10,747,960	11,093,297
3.50% due June TBA	4,820,000	4,968,365
4.00% due 11/01/2025	230,471	246,836
4.00% due 08/01/2026	2,737,166	2,924,988
4.00% due 04/01/2039	3,177,461	3,371,807
4.00% due 06/01/2039	844,944	900,632
4.00% due 09/01/2040	258,948	274,787
4.00% due 10/01/2040	615,265	652,897
4.00% due 12/01/2040	3,391,007	3,598,414
4.00% due 03/01/2041	1,004,748	1,066,202
4.00% due 10/01/2041	2,964,233	3,148,075
4.00% due 11/01/2041	2,981,639	3,166,118
4.00% due 10/01/2043	8,014,723	8,504,936
4.00% due 11/01/2043	7,350,221	7,799,790
4.00% due 12/01/2043	728,749	776,143
4.00% due June TBA	1,559,000	1,652,296
4.50% due 06/01/2018	9,803	10,432
4.50% due 10/01/2024	1,293,946	1,388,882
4.50% due 01/01/2025	809,142	877,229
4.50% due 03/01/2025	1,721,757	1,849,912
4.50% due 05/01/2025	1,355,827	1,456,594
4.50% due 06/01/2039	423,629	462,479
4.50% due 09/01/2039	2,406,224	2,604,421
4.50% due 01/01/2040	847,245	929,196
4.50% due 02/01/2040	1,675,230	1,837,008
4.50% due 05/01/2040	650,394	712,562
4.50% due 08/01/2040	2,073,506	2,261,410
4.50% due 09/01/2040	6,358,484	6,882,221
4.50% due 11/01/2040	843,224	912,679
4.50% due 12/01/2040	830,971	899,663
4.50% due 05/01/2041	2,130,306	2,305,776
4.50% due 03/01/2042	8,756,120	9,480,886
4.50% due June TBA	8,162,000	8,827,713
5.00% due 03/15/2016	248,000	268,645
5.00% due 09/01/2018	5,213	5,577
5.00% due 10/01/2018	4,495	4,781
5.00% due 03/01/2020	10,116	10,901
5.00% due 06/01/2022	248,175	268,260
5.00% due 10/01/2024	513,831	560,319
5.00% due 09/01/2033	1,605,344	1,784,151
5.00% due 04/01/2040	894,446	993,818
5.00% due 05/01/2040	1,844,781	2,047,595
5.00% due 06/01/2040	8,419,343	9,340,976
5.00% due 07/01/2040	4,351,509	4,827,088
5.50% due 12/01/2029	442,084	494,484
5.50% due 12/01/2033	88,933	99,453
5.50% due 05/01/2034	76,397	85,521
5.50% due 08/01/2034	763,940	855,309
5.50% due 02/01/2037	840,489	936,363
5.50% due 07/01/2037	115,405	128,569
5.50% due 08/01/2037	4,216,708	4,707,578
5.50% due 06/01/2038	564,446	633,214
5.50% due 09/01/2039	1,542,545	1,731,763
6.00% due 09/01/2016	9,464	9,773
6.00% due 12/01/2016	3,328	3,460
6.00% due 12/01/2033	99,051	112,163
6.00% due 08/01/2034	67,879	76,934
6.00% due 11/01/2035	176,622	198,208
6.00% due 06/01/2036	178,095	201,129
6.00% due 12/01/2036	357,845	402,874
6.00% due 10/01/2037	44,772	50,244
6.00% due 11/01/2037	193,807	217,493
6.00% due 05/01/2038	98,193	110,438
6.00% due 07/01/2038	1,664,660	1,871,008
6.00% due 09/01/2038	889,031	1,001,409
6.00% due 11/01/2038	558,077	627,231
6.50% due 02/01/2017	4,469	4,661
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	857,741	855,122

		182,056,458

Government National Mtg. Assoc. - 0.8%

4.00% due 03/20/2044	2,737,932	2,929,109
4.50% due 05/15/2039	1,151,373	1,260,639
5.00% due 05/15/2034	450,335	498,705
5.00% due 01/15/2040	771,995	857,939
5.50% due 12/15/2039	1,188,933	1,325,606
6.00% due 10/15/2039	1,039,876	1,168,688
7.00% due 09/15/2028	4,545	4,684

		8,045,370

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	572,204

Total U.S. Government Agencies (cost $254,466,702)		257,836,125

U.S. GOVERNMENT TREASURIES - 26.8%
United States Treasury Bonds - 3.8%

2.75% due 11/15/2042	176,000	157,823
2.88% due 05/15/2043	1,300,000	1,193,360
3.13% due 11/15/2041	830,000	808,083
3.13% due 02/15/2042	8,027,000	7,803,753
3.13% due 02/15/2043	3,905,900	3,778,349
3.63% due 08/15/2043	2,000,000	2,122,500
3.75% due 08/15/2041	1,052,000	1,148,323
3.75% due 11/15/2043	6,142,000	6,664,070
4.25% due 11/15/2040	3,000,000	3,550,782
4.38% due 02/15/2038	2,674,000	3,210,054
4.38% due 05/15/2041	1,901,000	2,296,646
4.50% due 05/15/2038	588,000	719,013
4.63% due 02/15/2040	284,000	355,089
5.25% due 11/15/2028	1,575,000	2,029,781
8.13% due 08/15/2019	158,000	210,004

		36,047,630

United States Treasury Notes - 23.0%

0.08% due 01/31/2016 FRS	4,324,000	4,322,906
0.13% due 04/15/2018 TIPS(4)	2,245,312	2,319,688
0.25% due 01/15/2015	5,000,000	5,005,080
0.25% due 01/31/2015	3,248,000	3,251,553
0.25% due 03/31/2015	4,000,000	4,005,312
0.25% due 05/31/2015	6,500,000	6,509,139
0.25% due 10/31/2015	1,034,000	1,034,929
0.25% due 05/15/2016	1,500,000	1,497,071

0.38% due 04/15/2015	1,900,000	1,904,750
0.38% due 11/15/2015	76,000	76,193
0.38% due 03/15/2016	10,000,000	10,013,670
0.50% due 07/31/2017	3,157,000	3,120,499
0.63% due 08/31/2017	2,947,000	2,920,061
0.63% due 04/30/2018	772,000	755,836
0.75% due 06/15/2014	7,290,000	7,291,422
0.75% due 01/15/2017	962,000	965,006
0.75% due 10/31/2017	5,391,000	5,349,306
0.75% due 12/31/2017	351,000	347,271
0.88% due 12/31/2016	5,005,000	5,038,238
0.88% due 02/28/2017	7,000,000	7,035,546
0.88% due 01/31/2018	677,000	672,081
1.00% due 08/31/2016	3,656,000	3,699,700
1.00% due 10/31/2016	5,835,000	5,898,823
1.00% due 03/31/2017	15,769,000	15,892,187
1.00% due 05/31/2018	4,655,000	4,617,178
1.25% due 10/31/2015	2,407,000	2,443,011
1.38% due 06/30/2018	4,199,000	4,222,292
1.38% due 07/31/2018	4,800,000	4,821,374
1.38% due 12/31/2018	2,002,000	1,999,654
1.50% due 06/30/2016	158,000	161,580
1.50% due 08/31/2018	7,407,000	7,471,233
1.50% due 01/31/2019	14,000,000	14,040,474
1.50% due 02/28/2019	176,000	176,385
1.63% due 08/15/2022	2,038,000	1,942,469
1.63% due 11/15/2022	5,905,000	5,601,908
1.75% due 05/31/2016	14,500,000	14,897,619
1.75% due 05/15/2023	10,200,000	9,696,375
2.00% due 11/15/2021	1,001,000	992,789
2.00% due 02/15/2022	6,280,000	6,207,880
2.38% due 08/31/2014	10,110,000	10,166,869
2.38% due 10/31/2014	90,000	90,851
2.38% due 05/31/2018	5,631,000	5,890,995
2.50% due 04/30/2015	7,500,000	7,663,477
2.75% due 12/31/2017	2,267,000	2,403,727
2.75% due 11/15/2023	4,000,000	4,118,752
3.00% due 02/28/2017	830,000	882,134
3.13% due 05/15/2019	262,000	282,141
3.13% due 05/15/2021	2,199,000	2,359,630
3.38% due 11/15/2019	1,099,000	1,199,198
3.50% due 05/15/2020	3,472,000	3,812,419
3.63% due 08/15/2019	78,000	86,026
4.25% due 08/15/2015	750,000	786,973

		217,961,680

Total U.S. Government Treasuries (cost $251,684,355)		254,009,310

MUNICIPAL BONDS & NOTES - 0.3%
U.S. Municipal Bonds & Notes - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,102,050
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	1,014,777
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	959,257

Total Municipal Bonds & Notes (cost $2,917,634)		3,076,084

COMMON STOCKS - 0.0%
Power Converter/Supply Equipment - 0.0%

Tpt Acquisition Inc.(3)(7)	2,970	44,550
Television - 0.0%

ION Media Networks, Inc.†(3)(7)(8)	79	29,309

Total Common Stocks (cost $31)		73,859

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	23,375	518,925

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	74,520

Telecom Services - 0.1%

Qwest Corp. 6.13%	44,275	1,030,279

Total Preferred Securities (cost $1,797,644)		1,623,724

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.7%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(6)	917,000	866,565

Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS 5.90% due 06/15/2024(6)	854,000	897,767
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	399,878

		1,297,645

Diversified Banking Institutions - 0.7%

BAC Capital Trust XIII FRS Series F 4.00% due 06/30/2014(6)	822,000	665,820
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(6)	1,037,000	1,131,668

Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(6)	1,674,000	1,757,700
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	2,104,000	2,119,780
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	1,040,000	1,172,600
JPMorgan Chase Capital XXIII FRS 1.22% due 05/15/2077	103,000	81,370

		6,928,938

Diversified Financial Services - 0.1%

General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(6)	900,000	900,000

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(7)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	736,207

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	428,340

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	862,150

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	916,727

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,173,559

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,867,319

Total Preferred Securities/Capital Securities (cost $15,182,531)		15,977,465

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*†(7) (cost $21,450)	565	6

Total Long-Term Investment Securities (cost $893,795,921)		910,179,231

SHORT-TERM INVESTMENT SECURITIES - 6.1%
Time Deposits - 6.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 6/02/2014 (cost $57,750,000)	$57,750,000	57,750,000

TOTAL INVESTMENTS (cost $951,545,921)(9)	102.1%	967,929,231
Liabilities in excess of other assets	(2.1)	(19,713,173)

NET ASSETS	100.0%	$948,216,058

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $102,772,053 representing 10.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Principal amount of security is adjusted for inflation.
(5)	Interest Only
(6)	Perpetual maturity – maturity date reflects the next call date.
(7)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $75,664 representing 0.0% of net assets.

(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc.
Common Stock	3/5/2014	79	$0	$29,309	$371.00	0.00%

(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current rates at May 31, 2014 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$53,033,635	$—	$53,033,635
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	1,739	1,739
Recycling	—	—	4	4
Other Industries*	—	236,081,989	—	236,081,989
Foreign Corporate Bonds & Notes	—	81,449,300	—	81,449,300
Foreign Government Obligations	—	7,015,991	—	7,015,991
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	67,162,093	—	67,162,093
Federal National Mtg. Assoc.	—	182,056,458	—	182,056,458
Other U.S. Government Agencies*	—	8,617,574	—	8,617,574
U.S. Government Treasuries:
United States Treasury Bonds	—	36,047,630	—	36,047,630
United States Treasury Notes	—	217,961,680	—	217,961,680
Municipal Bonds & Notes	—	3,076,084	—	3,076,084
Common Stocks	—	—	73,859	73,859
Preferred Securities	1,623,724	—	—	1,623,724
Preferred Securities/Capital Securities	—	15,977,465	—	15,977,465
Warrants	—	6	—	6
Short-Term Investment Securities:
Time Deposits	—	57,750,000	—	57,750,000

Total	$1,623,724	$966,229,905	$75,602	$967,929,231

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.5%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$356,194

Medical-Biomedical/Gene - 0.2%

Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	509,000	570,398
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	295,000	255,175

		825,573

Medical-Drugs - 0.0%

Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018(1)(2)(6)	1,620,000	8,100

Oil Companies-Exploration & Production - 0.2%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,260,000	1,176,525

Total Convertible Bonds & Notes (cost $3,401,733)		2,366,392

U.S. CORPORATE BONDS & NOTES - 72.3%
Advertising Sales - 0.5%

Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	1,580,000	1,591,850
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	536,250

		2,128,100

Advertising Services - 0.5%

Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*	2,365,000	2,181,713

Aerospace/Defense-Equipment - 1.2%

B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,259,062
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,511,625
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,144,625

		4,915,312

Agricultural Operations - 0.1%

American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	449,619

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	666,506

Applications Software - 0.4%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,480,963

Auto-Cars/Light Trucks - 1.4%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019	1,705,000	1,862,712
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	2,505,000	2,855,700
General Motors Co. Senior Notes 4.88% due 10/02/2023*	910,000	953,225

		5,671,637

Banks-Commercial - 1.1%

CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,100,813
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,792,250
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,666,192

		4,559,255

Banks-Mortgage - 1.0%

Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	4,330,000	4,394,950

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	428,925
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	862,500

		1,291,425

Building & Construction Products-Misc. - 1.6%

Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	610,000	634,400
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,385,000	2,629,462
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022*	3,340,000	3,273,200

		6,537,062

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,070,000	2,124,338

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	374,000
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,082,250
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	167,501

		1,623,751

Building-Residential/Commercial - 2.7%

K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*	670,000	681,725
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,269,025
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	446,112
KB Home Company Guar. Notes 7.00% due 12/15/2021	1,480,000	1,598,400
KB Home Company Guar. Notes 7.50% due 09/15/2022	1,205,000	1,325,500
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,665,540
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,676,784
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	283,575
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	388,050

		11,334,711

Cable/Satellite TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	151,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	665,000	676,637

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	736,450
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,313,719
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,685,530
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	343,350
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	2,106,225
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,914,100
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,224,900
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,440,320

		14,592,356

Cellular Telecom - 6.7%

MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,731,725
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,011,600
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	4,460,000	4,939,450
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	4,165,000	4,706,450
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	950,813
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,375,325
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	3,531,600
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	460,000	483,000
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	265,000
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,360,000	1,439,900
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	370,000	393,125
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	2,275,000	2,451,312

T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	2,450,000	2,646,000
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	220,000	238,700

		28,164,000

Chemicals-Diversified - 0.2%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	812,781

Chemicals-Plastics - 0.3%

Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	510,463
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	953,887

		1,464,350

Chemicals-Specialty - 0.3%

Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,405,000	1,471,738

Commercial Services - 1.1%

Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,388,337
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	2,880,000	3,038,400

		4,426,737

Commercial Services-Finance - 0.2%

Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	850,000	914,813

Computer Services - 0.4%

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	630,000	666,225
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	570,000	603,488
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	575,531

		1,845,244

Containers-Paper/Plastic - 0.5%

BOE Intermediate Holding Corp. Senior Notes 9.75% due 11/01/2017*(4)(14)	1,946,920	2,034,531

Data Processing/Management - 3.1%

Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	300,000	319,500
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	710,473
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,340,837
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	6,262,000	6,794,270
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	553,000	605,535
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(4)(14)	1,021,732	1,026,841

		12,797,456

Diagnostic Kits - 0.3%

Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	1,375,000	1,447,188

Dialysis Centers - 0.3%

Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	458,325
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	374,325
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	328,063

		1,160,713

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	346,725

Diversified Financial Services - 0.1%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	513,000	416,813

Diversified Manufacturing Operations - 0.4%

JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,588,075

E-Commerce/Services - 0.0%

IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	147,375

Electric-Generation - 0.2%

AES Corp. Senior Notes 8.00% due 10/15/2017	173,000	202,843
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	538,875

		741,718

Electric-Integrated - 0.9%

DPL, Inc. Senior Notes 7.25% due 10/15/2021	3,160,000	3,389,100
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(1)(2)(6)	605,000	536,937

		3,926,037

Electronic Components-Semiconductors - 1.2%

Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	3,945,000	4,211,287
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	424,000	461,100
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	259,635

		4,932,022

Enterprise Software/Service - 1.0%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(4)	3,000,000	3,060,000
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,082,950

		4,142,950

Entertainment Software - 1.3%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,090,000	5,484,475

Finance-Auto Loans - 0.4%

GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,475,000	1,755,250

Finance-Consumer Loans - 0.9%

SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,107,450
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	2,580,000	2,741,250

		3,848,700

Finance-Leasing Companies - 0.2%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	845,000	909,431

Finance-Other Services - 1.1%

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,895,000	2,902,237
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	480,000	456,600
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020	1,120,000	1,131,200

		4,490,037

Food-Misc./Diversified - 0.7%

Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,905,000	3,090,194

Funeral Services & Related Items - 1.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,229,900

Service Corp. International Senior Notes 5.38% due 01/15/2022	335,000	345,887
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,427,687

		4,003,474

Independent Power Producers - 0.4%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,087,000	1,182,113
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	565,000	559,350

		1,741,463

Internet Connectivity Services - 0.1%

Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	305,900
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	231,000

		536,900

Investment Management/Advisor Services - 0.4%

Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	1,425,000	1,546,125

Machinery-Farming - 0.5%

Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,874,125

CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	235,750

		2,109,875

Medical Products - 0.6%

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	656,425
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	2,026,375

		2,682,800

Medical-Drugs - 1.7%

Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	2,460,000	2,730,600
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	4,125,000	4,424,062

		7,154,662

Medical-HMO - 0.6%

MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	1,420,000	1,473,250
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	890,000	947,850

		2,421,100

Medical-Hospitals - 5.9%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,047,045
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	6,315,000	6,646,537
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,180,850
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,675,000
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,340,812
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,448,719
HCA, Inc. Senior Notes 7.50% due 11/15/2095	840,000	753,900
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,720,000	3,766,500
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	1,675,000	1,708,500
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,965,000	2,235,188

		24,803,051

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	895,000	939,750

Office Automation & Equipment - 0.9%

CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(3)	689,000	737,230
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,230,321

		3,967,551

Oil Companies-Exploration & Production - 3.5%

Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	440,000	458,150
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,485,562
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	1,385,000	1,478,487
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	685,738
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	275,000	279,813
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	890,000	954,525
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021*	2,050,000	2,234,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	117,700
Everest Acquisition LLC Senior Notes 9.38% due 05/01/2020	2,168,000	2,490,490
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	285,000	299,250
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,077,088
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,679,962

Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,185,000	1,220,550

		14,461,815

Pipelines - 1.4%

El Paso LLC Company Guar. Notes 6.50% due 09/15/2020	1,075,000	1,190,950
El Paso LLC Company Guar. Notes 7.00% due 06/15/2017	665,000	748,954
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,559,250
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	2,290,000	2,510,598

		6,009,752

Printing-Commercial - 1.1%

Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020	1,570,000	1,648,500
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	2,840,000	2,811,600

		4,460,100

Publishing-Newspapers - 0.9%

Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	3,685,000	3,841,612

Racetracks - 0.3%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*	275,000	285,313
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	1,145,000	1,185,075

		1,470,388

Radio - 0.5%

Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	555,000	546,675
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,560,000	1,485,900
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	60,000	64,800

		2,097,375

Real Estate Investment Trusts - 0.6%

Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,686,998

Real Estate Management/Services - 0.6%

CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	1,645,000	1,657,338
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	967,875

		2,625,213

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	2,565,000	97

Rental Auto/Equipment - 0.2%

Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	528,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	347,344

		876,094

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	673,785

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,051,550

Retail-Discount - 0.5%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,980,000

Retail-Home Furnishings - 0.4%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,679,875

Retail-Leisure Products - 0.6%

Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	505,050
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(4)	1,825,000	1,879,750

		2,384,800

Retail-Perfume & Cosmetics - 0.3%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	624,488

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	535,190

		1,159,678

Retail-Propane Distribution - 0.5%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	1,200,000	1,308,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	591,175

		1,899,175

Retail-Restaurants - 0.5%

CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*	1,975,000	2,004,625

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)(8)	50,000	0

Satellite Telecom - 0.4%

DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021	1,570,000	1,542,525

Semiconductor Equipment - 0.5%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,125,000	2,135,625

Shipbuilding - 0.7%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,842,450
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,289,150

		3,131,600

Soap & Cleaning Preparation - 0.1%

Sun Products Corp. Senior Notes 7.75% due 03/15/2021*	355,000	291,988

Steel-Producers - 1.5%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	2,420,000	2,438,150
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,360,000	1,411,000
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	2,226,000	2,445,817

		6,294,967

Telecom Services - 0.1%

tw telecom holdings inc Company Guar. Notes 5.38% due 10/01/2022	230,000	234,888

Telecommunication Equipment - 1.3%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	3,410,000	3,333,275
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	477,750
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,816,875

		5,627,900

Telephone-Integrated - 2.6%

Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	340,000	359,550
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,174,742
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	421,705
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,308,007
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,543,338
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,674,525
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	447,313

		10,929,180

Television - 1.2%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	2,865,000	3,072,712
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,796,000	1,966,620

		5,039,332

Theaters - 1.1%

AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	3,175,000	3,635,375
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	435,000	428,475
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	215,000	217,956

Regal Entertainment Group Senior Notes 5.75% due 02/01/2025		240,000	240,000

			4,521,806

Web Hosting/Design - 0.6%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020		90,000	92,475
Equinix, Inc. Senior Notes 5.38% due 04/01/2023		550,000	561,000
Equinix, Inc. Senior Notes 7.00% due 07/15/2021		1,510,000	1,679,875

			2,333,350

Total U.S. Corporate Bonds & Notes
(cost $288,421,100)			302,663,895

FOREIGN CONVERTIBLE BONDS & NOTES - 0.2%
Building Products-Cement - 0.2%

Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $907,614)		675,000	1,007,016

FOREIGN CORPORATE BONDS & NOTES - 10.7%
Cable/Satellite TV - 1.6%

Columbus International, Inc. Company Guar. Notes 7.38% due 03/30/2021*		835,000	884,056
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		3,490,000	3,740,800
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*		2,085,000	2,137,125

			6,761,981

Chemicals-Diversified - 1.4%

INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*		1,135,000	1,239,987
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*		4,270,000	4,419,450

			5,659,437

Containers-Metal/Glass - 0.0%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		140,294	145,906

Electric-Integrated - 0.3%

EDP Finance BV Senior Notes 5.25% due 01/14/2021*		1,020,000	1,081,200

Engineering/R&D Services - 0.6%

Abengoa Finance SAU Company Guar. Notes 6.00% due 03/31/2021*	EUR	855,000	1,202,789
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*		1,355,000	1,487,112

			2,689,901

Gambling (Non-Hotel) - 0.1%

Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	563,440

Gold Mining - 0.2%

AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*		730,000	717,225

Internet Connectivity Services - 0.4%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,455,575

Medical-Drugs - 0.2%

Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*		905,000	936,675

Metal-Diversified - 0.1%

Constellium NV Company Guar. Notes 5.75% due 05/15/2024*		430,000	443,438

Multimedia - 0.3%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,290,000	1,312,575

Oil & Gas Drilling - 0.3%

Seadrill, Ltd. Senior Notes 6.13% due 09/15/2017*(3)		1,110,000	1,162,725

Oil Companies-Exploration & Production - 1.5%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,086,219
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	508,800
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		1,220,000	1,256,600
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		2,465,000	2,545,112

			6,396,731

Satellite Telecom - 1.3%

Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	590,000	615,075
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	1,000,000	1,080,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	825,000	903,375
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018	235,000	249,394
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	2,405,000	2,549,300

		5,397,144

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(5)(6)(9)	925,000	0

Telecom Services - 1.7%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	985,000	1,039,175
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	750,000	818,869
Altice Finco SA Company Guar. Notes 8.13% due 01/15/2024*	300,000	325,500
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	535,000	615,116
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	600,863
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,280,750
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	235,400
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	2,080,000	2,194,400

		7,110,073

Telephone-Integrated - 0.4%

Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	1,710,000	1,731,375

Television - 0.2%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	865,069

Travel Services - 0.1%

Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	573,092

Total Foreign Corporate Bonds & Notes
(cost $44,007,598)		45,003,562

LOANS(6)(10(11) - 4.6%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Escrow Loans 9.36% due 03/01/2011†(5)	600,000	0

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(5)	2,037,810	0

Coal - 0.3%

Arch Coal, Inc. BTL 2nd Lien 6.25% due 05/01/2018	1,188,843	1,168,251

Electric-Integrated - 0.7%

Texas Competitive Electric Holdings Co. LLC BTL 4.74% due 10/10/2017(1)(2)(6)	3,873,748	3,098,998

Electronic Components-Semiconductors - 0.3%

Freescale Semiconductor, Inc. BTL 5.00% due 01/15/2021	1,313,400	1,317,984

Independent Power Producers - 0.1%

Calpine Corp. BTL 4.00% due 10/31/2020	359,100	359,699

Insurance-Property/Casualty - 0.7%

Asurion LLC BTL 4.25% due 07/08/2020	1,409,350	1,401,911
Asurion LLC BTL 5.00 due 05/24/2019	768,022	767,303
Asurion LLC FRS BTL 8.50% due 03/03/2021	740,000	757,205

		2,926,419

Machinery-General Industrial - 0.4%

Gardner Denver, Inc. BTL 4.25% due 07/30/2020	1,870,600	1,868,730

Metal Processors & Fabrication - 0.4%

Crosby US Acquisition Corp. BTL 4.00% due 11/23/2020	1,516,200	1,508,619

Metal Processors & Fabrication - 0.5%

Rexnord LLC BTL 4.00% due 08/21/2020	2,288,500	2,282,369

Publishing-Newspapers - 0.5%

Tribune Co. BTL 4.00% due 12/27/2020		1,995,000	1,991,884

Retail-Mail Order - 0.3%

Lands End, Inc. BTL 4.25% due 04/04/2021		1,110,000	1,107,225

Retail-Major Department Stores - 0.4%

Neiman Marcus Group LTD LLC BTL 4.25% due 10/25/2020		1,642,459	1,638,352

Total Loans
(cost $20,336,622)			19,268,530

COMMON STOCKS - 0.1%
Food-Misc./Diversified - 0.1%

Wornick Co.†(5)(6)		3,444	263,259

Multimedia - 0.0%

Haights Cross Communication, Inc.†(5)(6)		10,439	0

Paper & Related Products - 0.0%

Caraustar Industries, Inc.†(5)(6)		80	0

Total Common Stocks
(cost $532,479)			263,259

CONVERTIBLE PREFERRED SECURITY - 0.3%
Satellite Telecom - 0.3%

Intelsat SA Series A 5.75% (cost $1,466,529)		27,380	1,436,629

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(6)(12) (cost $232,700)		23,439	222,671

PREFERRED SECURITIES - 0.9%
Diversified Banking Institutions - 0.9%

GMAC Capital Trust I FRS Series 2 8.13%		134,000	3,634,080

Diversified Financial Services - 0.0%

Citigroup Capital XIII FRS 7.88%		3,925	107,545

Total Preferred Securities
(cost $3,559,389)			3,741,625

PREFERRED SECURITIES/CAPITAL SECURITIES - 5.3%
Banks-Commercial - 1.1%

Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(13)	EUR	3,000,000	4,278,587
Barclays Bank PLC VRS 6.86% due 06/15/2032(13)		295,000	332,834

			4,611,421

Diversified Banking Institutions - 2.8%

Barclays PLC VRS
8.25% due 12/15/2018(13)		2,595,000	2,802,600
Credit Agricole SA VRS 7.88% due 01/23/2024*(13)		775,000	835,682
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(13)		1,395,000	1,522,350
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(13)		1,690,000	1,935,050
Royal Bank of Scotland Group PLC FRS Jr. Sub. Bonds 7.64% due 09/30/2017(13)		500,000	530,000
Societe Generale SA VRS 7.88% due 12/18/2023*(13)		2,835,000	2,985,255
Societe Generale SA VRS 8.25% due 11/29/2018(13)		875,000	958,125

			11,569,062

Insurance-Multi-line - 1.1%

Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2038		3,170,000	3,752,487
Voya Financial, Inc. FRS 5.65% due 05/15/2053		765,000	775,519

			4,528,006

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(13)		1,260,000	1,323,000

Total Preferred Securities/Capital Securities
(cost $20,537,823)			22,031,489

WARRANTS - 0.1%
Television - 0.1%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(5)(6)(12)		310	115,010
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(5)(6)(12)		306	113,526

Total Warrants
(cost $0)			228,536

Total Long-Term Investment Securities
(cost $383,403,587)			398,233,604

REPURCHASE AGREEMENT - 4.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $16,977,000 and collateralized by $18,460,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $17,318,563 (cost $16,977,000)		16,977,000	16,977,000

TOTAL INVESTMENTS (cost $400,380,587)(16)	99.1%	415,210,604
Other assets less liabilities	0.9	3,588,161

NET ASSETS	100.0%	$418,798,765

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $157,951,654 representing 37.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security in default
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $23,627,128 representing 5.6% of net assets.
(7)	Security in default of interest and principal at maturity
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Company has filed for bankruptcy protection in country of issuance.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/2008	23,439	$232,701	$222,671	$9.50	0.05%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01) Warrants	11/11/2010	310	0	115,010	371.00	0.03%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01) Warrants	03/01/2011	306	0	113,526	371.00	0.03%

				$451,207		0.11%

(13)	Perpetual maturity—maturity date reflects the next call date.
(14)	Security currently paying in interest/dividends in the form of additional securities.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2014 and unless noted otherwise, the dates shown are original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Commonwealth Bank of Australia Sydney	CAD	575,000	USD	527,084	06/30/2014	$–	$(2,851)
Westpac Banking Corporation	EUR	3,945,000	USD	5,377,836	06/30/2014	493	–

Net Unrealized Appreciation/(Depreciation)						$493	$(2,851)

CAD—Canadian Dollar

EUR—Euro

USD—United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)

Reference Obligation	Fixed Deal Receive (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at May 31, 2014(2)	Notional Amount(3)	Value at May 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	12/20/2018	Goldman Sachs Corp.	0.2166%	$195,000	$(25,726)	$(24,493)	$(1,233)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$2,366,392	$—	$2,366,392
U.S. Corporate Bonds & Notes:
Cellular Telecom	—	28,164,000	—	28,164,000
Medical-Hospitals	—	24,803,051	—	24,803,051
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	249,696,747	—	249,696,747
Foreign Convertible Bonds & Notes	—	1,007,016	—	1,007,016
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries*	—	45,003,562	—	45,003,562
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries*	—	19,268,530	—	19,268,530
Common Stocks	—	—	263,259	263,259
Convertible Preferred Securities	1,436,629	—	—	1,436,629
Membership Interest Certificates	—	222,671	—	222,671
Preferred Securities	3,741,625	—	—	3,741,625
Preferred Securities/Capital Securities:	—	22,031,489	—	22,031,489
Warrants	—	—	228,536	228,536
Repurchase Agreement	—	16,977,000	—	16,977,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	493	—	493

Total	$5,178,254	$409,540,951	$491,892	$415,211,097

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	$—	$2,851	$—	$2,851
Centrally Cleared Credit Default Swaps on Credit Indicies-Sell Protection-Depreciation	—	1,233	—	1,233

Total	$—	$4,084	$—	$4,084

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Australia - 1.6%

Ansell, Ltd.	78,246	$1,401,778
Austbrokers Holdings, Ltd.	72,794	704,556
Cabcharge Australia, Ltd.	142,662	537,712
Computershare, Ltd.	126,222	1,495,374
Flight Centre Travel Group, Ltd.	73,643	3,411,714
Gunns, Ltd.†(1)(2)	2,150,658	0
Iluka Resources, Ltd.	60,676	491,273
Insurance Australia Group, Ltd.	112,957	625,484
WorleyParsons, Ltd.	49,770	743,874

		9,411,765

Austria - 0.3%

Mayr-Melnhof Karton AG	7,264	895,035
Schoeller-Bleckmann Oilfield Equipment AG	5,079	605,247

		1,500,282

Belgium - 1.3%

Arseus NV	63,643	3,470,198
Bekaert NV	91,554	3,465,747
D’Ieteren SA	14,530	614,202

		7,550,147

Bermuda - 2.1%

Catlin Group, Ltd.	195,317	1,713,887
Credicorp, Ltd.	11,955	1,867,969
Dairy Farm International Holdings, Ltd.	117,900	1,236,771
Esprit Holdings, Ltd.	379,450	558,925
First Pacific Co., Ltd.	1,208,250	1,366,751
Hiscox, Ltd.	225,789	2,575,469
Li & Fung, Ltd.	250,000	361,153
Midland Holdings, Ltd.†	80,000	37,147
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	554,000	877,488
VTech Holdings, Ltd.	165,000	2,221,864

		12,817,424

Brazil - 2.0%

Abril Educacao SA	29,870	428,657
Alupar Investimento SA	66,500	504,620
Anhanguera Educacional Participacoes SA	59,500	427,599
Brasil Brokers Participacoes SA	168,921	292,556
Brasil Insurance Participacoes e Administracao SA	85,100	303,888
CETIP SA - Mercados Organizados	61,611	796,986
Cia Hering	25,200	244,655
EDP - Energias do Brasil SA	38,506	161,394
Estacio Participacoes SA	100,350	1,204,487
GAEC Educacao SA	42,000	552,863
Klabin SA	103,600	529,029
Kroton Educacional SA	41,256	1,047,283
Linx SA	24,400	511,896
LPS Brasil Consultoria de Imoveis SA	78,800	353,145
M. Dias Branco SA	23,600	1,015,401
Mills Estruturas e Servicos de Engenharia SA	79,700	921,052
Odontoprev SA	235,900	1,000,335
Qualicorp SA†	73,800	777,432
Totvs SA	38,700	674,741

		11,748,019

Canada - 7.6%

Alimentation Couche-Tard, Inc., Class B	45,120	1,225,060
CAE, Inc.	217,000	2,941,898
Canacol Energy, Ltd.†	657,000	4,368,689
Canadian Oil Sands, Ltd.	35,320	743,013
Canadian Western Bank	20,030	690,881
Descartes Systems Group, Inc.†	205,000	2,737,619
Dollarama, Inc.	35,170	2,966,891
Entertainment One, Ltd.	386,665	1,925,586
Finning International, Inc.	21,460	577,122
Interfor Corp.†	206,000	3,034,050
Linamar Corp.	109,700	6,095,569
Long Run Exploration, Ltd.	450,600	2,281,466
MEG Energy Corp.†	24,769	864,391
Methanex Corp.	60,700	3,482,007
Parex Resources, Inc.†	327,500	3,542,908
Peyto Exploration & Development Corp.	110,800	3,932,107
TORC Oil & Gas, Ltd.	26,840	357,438
Western Forest Products, Inc.	1,898,000	4,026,008

		45,792,703

Cayman Islands - 1.2%

51job, Inc. ADR†	17,480	1,089,528
Airtac International Group	214,000	2,326,591
Ajisen China Holdings, Ltd.	773,000	618,165
Haitian International Holdings, Ltd.	33,000	72,104
Shenguan Holdings Group, Ltd.	3,350,000	1,447,513
Stella International Holdings, Ltd.	444,000	1,179,732
Want Want China Holdings, Ltd.	399,000	553,756

		7,287,389

China - 0.3%

Guangzhou Automobile Group Co., Ltd.	1,496,000	1,570,685
Wumart Stores, Inc.	315,000	279,532

		1,850,217

Denmark - 3.9%

Carlsberg A/S, Class B	8,379	870,764
Christian Hansen Holding A/S	24,439	1,037,773
DSV A/S	64,472	2,147,791
GN Store Nord A/S	211,840	5,822,916
Jyske Bank A/S†	132,698	7,336,228
Royal UNIBREW A/S†	16,705	2,684,882
Sydbank A/S†	72,651	1,938,599
TDC A/S	154,002	1,494,947
William Demant Holding A/S†	2,576	231,241

		23,565,141

Faroe Islands - 0.2%

Bakkafrost P/F	46,600	869,185

Finland - 0.9%

Cramo Oyj	67,791	1,500,727
Huhtamaki Oyj	124,856	3,386,929
Outotec Oyj	25,763	289,204
Tikkurila Oyj	8,309	226,075

		5,402,935

France - 3.2%

Cap Gemini SA	8,974	652,504
Christian Dior SA	15,025	3,143,884
Dassault Systemes SA	4,972	630,586
Edenred	17,304	542,405
Eutelsat Communications SA	31,075	1,088,014
Faiveley Transport SA	2,012	154,768
Havas SA	125,184	1,078,303
Ingenico SA	43,218	3,905,317
Legrand SA	15,865	1,004,221
Neopost SA	9,557	764,591
SEB SA	2,237	201,746
Societe BIC SA	2,819	368,363
Sodexo	21,175	2,275,693
Technip SA	12,105	1,299,943
Virbac SA	8,690	2,031,550

		19,141,888

Germany - 8.4%

Aareal Bank AG	122,554	5,797,799
Aixtron SE†	90,515	1,323,927
Amadeus Fire AG	10,286	874,092
Beiersdorf AG	15,198	1,534,727
Brenntag AG	9,602	1,793,843
CTS Eventim AG	53,908	3,335,837
Delticom AG	2,415	113,640
Deutsche Wohnen AG†	34,617	747,932
Deutsche Wohnen AG (BR)†	31,199	691,945
ElringKlinger AG	15,400	620,539
Freenet AG	156,410	4,856,930
GEA Group AG	116,297	5,002,422
Gerry Weber International AG	21,644	1,151,689
Infineon Technologies AG	82,689	1,025,617
Krones AG	31,626	3,082,435
KUKA AG	60,750	3,463,999
LEG Immobilien AG	10,290	725,888
MTU Aero Engines AG	8,980	837,045
NORMA Group	41,076	2,239,990
Pfeiffer Vacuum Technology AG	3,979	433,647
ProSiebenSat.1 Media AG	5,320	242,107
Symrise AG	50,388	2,731,315
TAG Immobilien AG	14,150	177,648
Wincor Nixdorf AG	42,562	2,768,347
Wirecard AG	112,992	4,928,801

		50,502,161

Hong Kong - 0.4%

Techtronic Industries Co.	280,500	877,360
Wing Hang Bank, Ltd.	80,500	1,285,433

		2,162,793

Indonesia - 0.3%

PT Mitra Adiperkasa Tbk	960,500	425,746
PT Semen Indonesia Persero Tbk	293,500	370,175
PT XL Axiata Tbk	2,456,500	1,151,977

		1,947,898

Ireland - 3.0%

DCC PLC	26,788	1,576,061
Greencore Group PLC	766,979	3,746,265
Jazz Pharmaceuticals PLC†	16,300	2,312,318
Kerry Group PLC, Class A	16,515	1,257,319
Kingspan Group PLC	249,341	4,461,045
Paddy Power PLC (ISE)	67	4,775
Paddy Power PLC (LSE)	9,113	650,933
Smurfit Kappa Group PLC	159,834	3,856,435

		17,865,151

Israel - 0.2%

Bezeq The Israeli Telecommunication Corp., Ltd.	345,720	619,978
NICE Systems, Ltd.	20,314	789,393

		1,409,371

Italy - 2.3%

Autogrill SpA†	319,907	3,063,470
Azimut Holding SpA	85,692	2,345,566
Brembo SpA	116,261	4,567,428
Davide Campari - Milano SpA	70,705	604,794
World Duty Free SpA†	227,547	3,160,741

		13,741,999

Japan - 13.4%

ABC-Mart, Inc.	22,200	1,133,988
Adastria Holdings Co., Ltd.	3,430	78,304
AEON Financial Service Co., Ltd.	44,800	1,125,281
Air Water, Inc.	23,000	355,167
Brother Industries, Ltd.	78,100	1,235,944
Calbee, Inc.	22,800	641,894
Calsonic Kansei Corp.	657,000	4,098,183
Chiba Bank, Ltd.	151,000	980,462
Cosmos Pharmaceutical Corp.	6,600	678,802
Daifuku Co., Ltd.	252,700	3,294,036
Daiseki Co., Ltd.	44,200	777,625
Daiwa Securities Group, Inc.	147,000	1,185,530
Don Quijote Holdings Co., Ltd.	37,200	2,192,534
FamilyMart Co., Ltd.	8,000	342,633
Fujikura, Ltd.	1,181,000	5,185,727
Glory, Ltd.	5,800	171,493
GS Yuasa Corp.	719,000	4,103,526
Gurunavi, Inc.	121,200	1,744,185
Hirose Electric Co., Ltd.	4,900	701,306
Hisamitsu Pharmaceutical Co., Inc.	6,000	243,418
Hogy Medical Co., Ltd.	3,100	166,267
Japan Exchange Group, Inc.	12,500	298,748
Japan Petroleum Exploration Co.	9,100	377,677
Japan Pure Chemical Co., Ltd.	2,600	54,375
JGC Corp.	55,000	1,579,764
Kakaku.com, Inc.	17,800	311,413
Kansai Paint Co., Ltd.	64,000	1,005,894
Keyence Corp.	1,000	388,458
Kintetsu World Express, Inc.	10,800	416,405
Kobayashi Pharmaceutical Co., Ltd.	24,600	1,580,393
Koito Manufacturing Co., Ltd.	35,000	830,648

Konica Minolta, Inc.	98,000	843,301
KYORIN Holdings, Inc.	13,000	250,805
Lawson, Inc.	18,600	1,335,619
Milbon Co., Ltd.	14,800	503,026
Miraca Holdings, Inc.	37,200	1,748,546
MonotaRO Co., Ltd.	45,400	1,044,468
Nakanishi, Inc.	28,500	1,103,045
Nihon Kohden Corp.	16,000	723,772
Nippon Television Holdings, Inc.	37,500	605,968
Nitori Holdings Co., Ltd.	10,700	525,015
Nomura Research Institute, Ltd.	45,500	1,526,351
OBIC Business Consultants, Ltd.	17,900	553,880
OBIC Co., Ltd.	113,800	3,616,336
Omron Corp.	6,400	240,157
Park24 Co., Ltd.	13,700	259,062
Proto Corp.	34,900	486,817
Rakuten, Inc.	10,300	133,455
Santen Pharmaceutical Co., Ltd.	35,000	1,884,086
Seria Co., Ltd.	6,900	281,965
Shimamura Co., Ltd.	3,200	308,998
Shimano, Inc.	3,500	361,002
Shimizu Corp.	1,210,000	8,011,198
Shiseido Co., Ltd.	13,700	230,262
Shizuoka Bank, Ltd.	63,000	591,012
SK Kaken Co., Ltd.	4,000	262,475
Sony Financial Holdings, Inc.	40,900	673,765
Stanley Electric Co., Ltd.	31,100	738,701
Sundrug Co., Ltd.	17,200	771,297
Suruga Bank, Ltd.	260,000	4,474,656
Sysmex Corp.	11,200	392,770
Takata Corp.	26,900	599,305
Terumo Corp.	17,100	362,493
Tokyo Tatemono Co., Ltd.	243,000	2,212,780
Toshiba Plant Systems & Services Corp.	18,000	270,000
Tsumura & Co.	31,000	697,043
Unicharm Corp.	28,800	1,743,843
USS Co., Ltd.	71,300	1,166,855
Welcia Holdings Co., Ltd.	1,800	108,389
Yamato Holdings Co., Ltd.	79,300	1,687,267

		80,609,865

Jersey - 0.0%

Wolseley PLC	4,297	239,487

Luxembourg - 0.2%

SES SA FDR	27,910	1,013,913

Malaysia - 0.7%

Astro Malaysia Holdings Bhd	2,015,500	2,132,804
IGB Real Estate Investment Trust	1,028,400	384,090
Public Bank Bhd	148,300	996,975
Top Glove Corp. Bhd	477,100	718,694

		4,232,563

Mexico - 1.1%

Arca Continental SAB de CV	93,800	608,261
Bolsa Mexicana de Valores SAB de CV	312,000	650,865
Concentradora Fibra Danhos SA de CV	294,900	689,052
Concentradora Fibra Hotelera Mexicana SA de CV	589,000	1,002,855
Controladora Vuela Cia de Aviacion SAB de CV ADR†	60,820	535,216
Genomma Lab Internacional SAB de CV, Class B†	294,800	754,398
Grupo Lala SAB de CV	151,829	382,628
Kimberly-Clark de Mexico SAB de CV, Class A	188,100	507,540
Macquarie Mexico Real Estate Management SA de CV	296,000	560,619
Promotora y Operadora de Infraestructura SAB de CV†	55,400	773,786

		6,465,220

Netherlands - 1.6%

Aalberts Industries NV	144,653	4,759,029
ASM International NV	19,746	822,172
Brunel International NV†	8,417	528,361
Fugro NV CVA	10,052	579,953
Koninklijke Vopak NV	10,542	537,091
Sensata Technologies Holding NV†	5,950	255,196
Ziggo NV	42,043	1,982,098

		9,463,900

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	491,194	1,918,648

Norway - 0.5%

Marine Harvest ASA	168,456	2,023,309
Petroleum Geo-Services ASA	13,653	147,313
Storebrand ASA†	98,067	582,375

		2,752,997

Panama - 0.1%

Copa Holdings SA, Class A	5,570	796,120

Philippines - 0.8%

BDO Unibank, Inc.	843,520	1,704,198
Megaworld Corp.	21,944,000	2,357,143
Security Bank Corp.	273,250	773,131

		4,834,472

Singapore - 0.3%

Ascendas India Trust	1,997,000	1,257,777
Venture Corp., Ltd.	129,063	750,115

		2,007,892

South Africa - 0.1%

Woolworths Holdings, Ltd.	103,692	734,222

South Korea - 2.3%

CJ O Shopping Co., Ltd.	3,852	1,363,039
E-Mart Co., Ltd.	2,414	553,692
Paradise Co., Ltd.	43,328	1,596,876
Samsung Fire & Marine Insurance Co., Ltd.	2,423	617,506
Seoul Semiconductor Co., Ltd.	111,737	4,227,650

TK Corp.†	50,303	825,892
Wonik IPS Co., Ltd.†	384,123	4,367,601

		13,552,256

Spain - 0.9%

Amadeus IT Holding SA, Class A	100,922	4,433,940
Viscofan SA	20,870	1,197,273

		5,631,213

Sweden - 2.5%

JM AB	159,699	5,870,585
Net Entertainment NE AB, Series B(1)	63,294	1,456,556
Nordnet AB	446,697	2,262,855
Saab AB, Series B	11,350	324,795
Swedish Match AB	33,111	1,156,807
Trelleborg AB, Class B	189,354	4,131,154

		15,202,752

Switzerland - 3.3%

Burckhardt Compression Holding AG	1,912	966,676
Coca-Cola HBC AG	18,075	415,679
DKSH Holding, Ltd.	2,900	226,203
Geberit AG	5,366	1,776,682
Georg Fischer AG†	6,568	4,950,754
Julius Baer Group, Ltd.	10,189	441,011
Kaba Holding AG	243	113,631
Lonza Group AG	3,284	352,971
OC Oerlikon Corp. AG	360,106	5,509,159
Sika AG	441	1,747,749
Sonova Holding AG	19,635	2,995,132

		19,495,647

Taiwan - 1.8%

Advantech Co., Ltd.	146,000	1,080,923
Asustek Computer, Inc.	109,000	1,203,215
Chroma ATE, Inc.	497,000	1,241,443
E.Sun Financial Holding Co., Ltd.	2,207,279	1,457,509
Hiwin Technologies Corp.	360,000	3,697,787
Siliconware Precision Industries Co.	937,000	1,499,925
Yuanta Financial Holding Co., Ltd.	1,500,000	782,878

		10,963,680

Thailand - 0.5%

AEON Thana Sinsap Thailand PCL	172,500	495,222
Glow Energy PCL	670,400	1,628,523
Minor International PCL	653,100	517,228
Precious Shipping PCL	552,800	433,585

		3,074,558

Turkey - 0.5%

Ford Otomotiv Sanayi AS†	16,533	219,137
Tofas Turk Otomobil Fabrikasi AS	33,918	210,229
Turkcell Iletisim Hizmetleri AS†	365,130	2,289,243

		2,718,609

United Kingdom - 23.4%

Abcam PLC	31,329	202,309
Aberdeen Asset Management PLC	360,764	2,691,574
Admiral Group PLC	20,203	493,741
AMEC PLC	48,755	987,215
Amlin PLC	145,275	1,144,496
Aveva Group PLC	8,328	312,551
Bellway PLC	381,198	8,817,697
Berendsen PLC	174,582	2,908,783
Bodycote PLC	178,046	2,226,366
Booker Group PLC	1,317,008	3,143,575
Britvic PLC	405,811	5,077,841
Bunzl PLC	350,842	9,832,712
Burberry Group PLC	28,846	741,230
Cairn Energy PLC†	97,906	323,953
Capita PLC	95,363	1,769,510
Cobham PLC	148,580	794,219
Compass Group PLC	145,590	2,429,396
Croda International PLC	147,189	6,496,085
Derwent London PLC	87,578	4,017,865
Dignity PLC	98,848	2,336,213
Dixons Retail PLC†	4,645,524	3,776,608
Domino Printing Sciences PLC	68,676	896,167
Domino’s Pizza Group PLC	183,268	1,727,964
Electrocomponents PLC	82,431	395,306
Elementis PLC	207,260	993,590
Essentra PLC	380,675	5,037,696
Exova Group PLC†	190,220	781,174
Foxtons Group PLC	119,360	660,034
GKN PLC	136,469	898,069
Great Portland Estates PLC	401,007	4,375,810
Halma PLC	391,392	3,883,820
Hargreaves Lansdown PLC	59,208	1,209,789
Home Retail Group PLC	1,924,885	6,078,706
Howden Joinery Group PLC	946,653	5,066,584
ICAP PLC	112,842	755,826
IG Group Holdings PLC	137,422	1,385,535
IMI PLC	33,899	907,439
Inchcape PLC	305,899	3,189,289
Intertek Group PLC	35,837	1,752,841
Jardine Lloyd Thompson Group PLC	158,164	2,749,235
John Wood Group PLC	54,406	717,707
Ladbrokes PLC	88,846	227,257
LSL Property Services PLC	132,234	926,499
Meggitt PLC	134,395	1,091,446
Mitie Group PLC	104,845	589,260
Next PLC	30,053	3,344,887
Poundland Group PLC†	74,000	425,763
Premier Farnell PLC	127,546	456,447
PZ Cussons PLC	30,916	182,411
Rathbone Brothers PLC	53,960	1,864,127
Rightmove PLC	151,129	5,806,145
Rotork PLC	12,136	529,511
Schroders PLC	65,859	2,854,757
Segro PLC	767,961	4,756,408
Serco Group PLC	214,229	1,334,380
SIG PLC	378,264	1,249,070
Smith & Nephew PLC	48,160	844,391
Smiths Group PLC	19,098	422,879
Spectris PLC	42,372	1,630,708
Spirax-Sarco Engineering PLC	16,447	788,182
Stagecoach Group PLC	397,805	2,598,520
Tate & Lyle PLC	28,230	327,685

Travis Perkins PLC	22,017	621,109
Victrex PLC	27,225	823,703
Whitbread PLC	33,273	2,334,623
William Hill PLC	103,646	617,788

		140,634,476

United States - 0.9%

Cognizant Technology Solutions Corp., Class A†	26,390	1,282,818
Gran Tierra Energy, Inc.†	457,280	3,297,915
ResMed, Inc.	169,430	853,049

		5,433,782

Total Common Stocks
(cost $461,532,005)		566,342,740

EXCHANGE-TRADED FUNDS - 1.0%
United States - 1.0%

iShares MSCI EAFE Small-Cap ETF (Cost $5,692,202)	111,813	5,885,836

PREFERRED SECURITIES - 0.7%
Australia - 0.0%

Gunns, Ltd.†(1)(2)	1,665	0

Germany - 0.7%

Biotest AG	10,866	1,333,079
Fuchs Petrolub SE	13,987	1,325,113
Henkel AG & Co. KGaA	15,060	1,739,426

		4,397,618

Total Preferred Securities
(cost $3,304,893)		4,397,618

EQUITY CERTIFICATES - 0.9%
Curacao - 0.5%

Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	409,180	1,301,895
Merrill Lynch Int’l & Co. - Federal Bank Ltd.†	822,730	1,615,484

		2,917,379

Germany - 0.4%

Deutsche Bank AG London - MOIL, Ltd.†	301,244	1,576,942
Deutsche Bank AG London - Motherson Sumi Systems, Ltd.†	186,804	944,664

		2,521,606

Total Equity Certificates
(cost $3,530,929)		5,438,985

RIGHTS - 0.0%
Brazil - 0.0%

CETIP SA - Mercados Organizados Expires 06/16/2014 (strike price BRL 24.50) (cost $0)	44	80

Total Long-Term Investment Securities
(cost $474,060,029)		582,065,259

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Commercial Paper - 0.3%

HSBC Americas Inc 0.00% due 06/02/2014 (Cost $1,723,997)	$1,724,000	1,723,997

Repurchase Agreement - 0.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $5,116,000 and collateralized by $5,565,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $5,220,899(cost $5,116,000)	5,116,000	5,116,000

TOTAL INVESTMENTS -
(cost $480,900,026)(3)	98.2%	588,905,256
Other assets less liabilities	1.8	10,950,453

NET ASSETS	100.0%	$599,855,709

†	Non-income producing security
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $1,456,556 representing 0.2% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.
ADR-	American Depository Receipt
BR-	Bearer Shares
BRL-	Brazilian Real
CVA-	Certification Van Aandelen (Dutch Cert.)
ETF-	Exchange-Traded Fund
FDR-	Federal Depository Receipt
ISE-	Irish Stock Exchange
LSE-	London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$9,411,765	$—	$0	$9,411,765
Bermuda	12,817,424	—	0	12,817,424
Canada	45,792,703	—	—	45,792,703
Germany	50,502,161	—	—	50,502,161
Japan	80,609,865	—	—	80,609,865
United Kingdom	140,634,476	—	—	140,634,476
Other Countries*	226,574,346	—	—	226,574,346
Exchange-Traded Funds	5,885,836	—	—	5,885,836
Preferred Securities:
Australia	—	—	0	0
Germany	4,397,618	—	—	4,397,618
Equity Certificates	—	5,438,985	—	5,438,985
Rights	80	—	—	80
Short-Term Investment Securities:
Commercial Paper	—	1,723,997	—	1,723,997
Repurchase Agreement	—	5,116,000	—	5,116,000

Total	$576,626,274	$12,278,982	$0	$588,905,256

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

Industry Allocation*

Auto/Truck Parts & Equipment-Original	4.3%
Banks-Commercial	4.0
Oil Companies-Exploration & Production	3.4
Real Estate Investment Trusts	2.7
Diversified Operations/Commercial Services	2.5
Building & Construction-Misc.	2.3
Medical-Drugs	1.8
Investment Management/Advisor Services	1.8
Diversified Manufacturing Operations	1.8
Machinery-General Industrial	1.7
Food-Misc./Diversified	1.6
Chemicals-Diversified	1.6
Distribution/Wholesale	1.5
Building-Residential/Commercial	1.5
Wire & Cable Products	1.5
Building & Construction Products-Misc.	1.4
Real Estate Operations & Development	1.3
E-Commerce/Services	1.3
Computers-Integrated Systems	1.3
Chemicals-Specialty	1.3
Commercial Services	1.2
Insurance-Property/Casualty	1.2
Forestry	1.2
Telephone-Integrated	1.2
Retail-Major Department Stores	1.1
Retail-Discount	1.1
Transport-Services	1.1
Semiconductor Equipment	1.0
Diversified Operations	1.0
Miscellaneous Manufacturing	1.0
Beverages-Non-alcoholic	1.0
Retail-Restaurants	1.0
Exchange-Traded Funds	1.0
Wireless Equipment	1.0
Banks-Mortgage	1.0
Retail-Apparel/Shoe	1.0
Electronic Measurement Instruments	0.9
Cosmetics & Toiletries	0.9
Electronic Components-Semiconductors	0.9
Repurchase Agreements	0.9
Computers	0.9
Computer Services	0.9
Machine Tools & Related Products	0.9
Retail-Misc./Diversified	0.8
Home Furnishings	0.8
Chemicals-Plastics	0.8
Apparel Manufacturers	0.8
Containers-Paper/Plastic	0.8
Finance-Investment Banker/Broker	0.7
Medical Products	0.7
Transactional Software	0.7
Paper & Related Products	0.7
Human Resources	0.7
Batteries/Battery Systems	0.7
Applications Software	0.7
Insurance Brokers	0.7
Schools	0.7
Retail-Consumer Electronics	0.6
Aerospace/Defense-Equipment	0.6
Oil-Field Services	0.6
Travel Services	0.6
Leisure Products	0.6
Metal Processors & Fabrication	0.6
Fisheries	0.6
Brewery	0.5
Machinery-Material Handling	0.5
Hotels/Motels	0.5
Food-Wholesale/Distribution	0.5
Telecommunication Equipment	0.5
Retail-Convenience Store	0.5
Telecom Services	0.4
Real Estate Management/Services	0.4
Respiratory Products	0.4
Diversified Financial Services	0.4
Electronic Components-Misc.	0.4
Engineering/R&D Services	0.4
Food-Catering	0.4
Rental Auto/Equipment	0.4
Funeral Services & Related Items	0.4
Cellular Telecom	0.4
Aerospace/Defense	0.4
Electric Products-Misc.	0.4
Satellite Telecom	0.4
Auto-Cars/Light Trucks	0.4
Finance-Other Services	0.3
Broadcast Services/Program	0.3
Rubber/Plastic Products	0.3
Consulting Services	0.3
Veterinary Products	0.3
Medical Labs & Testing Services	0.3
Soap & Cleaning Preparation	0.3
Commercial Paper	0.3
Transport-Truck	0.3
Insurance-Life/Health	0.3
Casino Services	0.3
Metal-Iron	0.3
Semiconductor Components-Integrated Circuits	0.3
Electric-Generation	0.2
Retail-Drug Store	0.2
Medical-Biomedical/Gene	0.2
Food-Retail	0.2
Gambling (Non-Hotel)	0.2
Coatings/Paint	0.2
Entertainment Software	0.2
Food-Meat Products	0.2
Airlines	0.2
Oil Refining & Marketing	0.2
Footwear & Related Apparel	0.2
E-Commerce/Products	0.2
Retail-Automobile	0.2
Tobacco	0.2
Finance-Credit Card	0.2
Medical Instruments	0.2
Dental Supplies & Equipment	0.2
Advertising Services	0.2
Food-Flour & Grain	0.2
Enterprise Software/Service	0.2
Electronic Parts Distribution	0.2
Internet Content-Information/News	0.2
Instruments-Controls	0.2
Auto/Truck Parts & Equipment-Replacement	0.1
Computers-Periphery Equipment	0.1
Television	0.1
Photo Equipment & Supplies	0.1
Hazardous Waste Disposal	0.1
Building-Heavy Construction	0.1
Office Automation & Equipment	0.1
Electronic Connectors	0.1
Electric-Integrated	0.1
Computer Aided Design	0.1
Retail-Building Products	0.1
Oil Field Machinery & Equipment	0.1
Beverages-Wine/Spirits	0.1
Insurance-Multi-line	0.1
Food-Confectionery	0.1

Retail-Home Furnishings	0.1
Consumer Products-Misc.	0.1
Finance-Consumer Loans	0.1
Diversified Minerals	0.1
Machinery-Pumps	0.1
Transport-Marine	0.1
Food-Dairy Products	0.1
Building Products-Cement	0.1
Office Supplies & Forms	0.1
Bicycle Manufacturing	0.1
Industrial Gases	0.1

98.2%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Advertising Agencies - 0.8%

Omnicom Group, Inc.	23,495	$1,671,669

Aerospace/Defense - 0.6%

General Dynamics Corp.	8,000	944,960
Rockwell Collins, Inc.	4,000	316,160

		1,261,120

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	2,500	290,550

Agricultural Operations - 0.7%

Archer-Daniels-Midland Co.	34,250	1,539,195

Airlines - 0.8%

Delta Air Lines, Inc.	42,160	1,682,606

Apparel Manufacturers - 0.4%

Ralph Lauren Corp.	4,913	754,047

Applications Software - 1.4%

Check Point Software Technologies, Ltd.†	8,000	515,840
Microsoft Corp.	60,560	2,479,326

		2,995,166

Auto-Cars/Light Trucks - 0.7%

General Motors Co.	42,430	1,467,229

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.	23,520	1,490,227

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	6,695	323,770

Banks-Commercial - 1.0%

BB&T Corp.	19,532	740,654
CIT Group, Inc.	15,135	673,205
Regions Financial Corp.	70,280	716,153

		2,130,012

Banks-Fiduciary - 0.2%

State Street Corp.	8,221	536,585

Banks-Super Regional - 5.5%

Comerica, Inc.	36,490	1,750,425
Fifth Third Bancorp	83,817	1,734,174
PNC Financial Services Group, Inc.	30,811	2,627,254
US Bancorp	11,000	464,090
Wells Fargo & Co.	104,662	5,314,736

		11,890,679

Beverages-Non-alcoholic - 1.7%

Coca-Cola Enterprises, Inc.	28,330	1,292,981
PepsiCo, Inc.	26,100	2,305,413

		3,598,394

Brewery - 0.5%

Molson Coors Brewing Co., Class B	17,790	1,169,337

Building & Construction Products-Misc. - 0.5%

Owens Corning	27,180	1,114,652

Building Products-Cement - 1.4%

Martin Marietta Materials, Inc.	15,650	1,921,820
Vulcan Materials Co.	18,410	1,122,458

		3,044,278

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	10,000	522,000

Cellular Telecom - 0.5%

Rogers Communications, Inc., Class B	16,545	669,245
Vodafone Group PLC ADR	12,000	420,120

		1,089,365

Chemicals-Diversified - 0.6%

Dow Chemical Co.	23,210	1,209,705

Computer Services - 0.6%

Accenture PLC, Class A	11,467	933,987
International Business Machines Corp.	1,900	350,284

		1,284,271

Computers - 1.9%

Apple, Inc.	4,770	3,019,410
Hewlett-Packard Co.	29,330	982,555

		4,001,965

Computers-Memory Devices - 1.4%

EMC Corp.	82,377	2,187,933
Western Digital Corp.	8,810	773,959

		2,961,892

Cosmetics & Toiletries - 0.7%

Avon Products, Inc.	45,570	651,195
Procter & Gamble Co.	9,700	783,663

		1,434,858

Cruise Lines - 0.8%

Carnival Corp.	42,780	1,712,483

Diversified Banking Institutions - 8.3%

Bank of America Corp.	249,250	3,773,645
Citigroup, Inc.	76,106	3,620,362
Goldman Sachs Group, Inc.	19,290	3,082,735
JPMorgan Chase & Co.	91,978	5,111,218
Morgan Stanley	75,050	2,316,043

		17,904,003

Diversified Manufacturing Operations - 0.9%

Eaton Corp. PLC	20,030	1,476,011
General Electric Co.	19,278	516,457

		1,992,468

Electric-Integrated - 0.3%

PPL Corp.	21,000	736,890

Electronic Components-Semiconductors - 2.1%

Altera Corp.	10,747	356,048
Intel Corp.	14,000	382,480
Texas Instruments, Inc.	48,850	2,294,973
Xilinx, Inc.	32,110	1,507,886

		4,541,387

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	17,930	1,020,934

Electronic Security Devices - 0.7%

Tyco International, Ltd.	35,660	1,556,202

Engineering/R&D Services - 0.2%

Jacobs Engineering Group, Inc.†	8,700	479,109

Engines-Internal Combustion - 1.1%

Cummins, Inc.	14,880	2,275,598

Enterprise Software/Service - 0.6%

CA, Inc.	14,933	428,428
Oracle Corp.	22,500	945,450

		1,373,878

Finance-Credit Card - 0.6%

Discover Financial Services	22,910	1,354,668

Finance-Investment Banker/Broker - 0.6%

TD Ameritrade Holding Corp.	43,670	1,324,948

Food-Misc./Diversified - 0.5%

General Mills, Inc.	7,178	394,288
Unilever PLC ADR	14,000	629,580

		1,023,868

Gold Mining - 0.2%

Goldcorp, Inc.	14,543	339,870

Independent Power Producers - 1.1%

NRG Energy, Inc.	66,210	2,359,724

Instruments-Controls - 1.2%

Honeywell International, Inc.	27,420	2,554,173

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	6,000	701,460

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	16,893	849,211

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	15,980	1,312,917

Insurance-Multi-line - 4.5%

Allstate Corp.	29,020	1,690,705
Genworth Financial, Inc., Class A†	38,390	652,246
Hartford Financial Services Group, Inc.	47,630	1,650,380
MetLife, Inc.	48,680	2,479,272
Voya Financial, Inc.	90,420	3,237,036

		9,709,639

Insurance-Property/Casualty - 0.7%

Chubb Corp.	16,530	1,531,670

Insurance-Reinsurance - 2.4%

Berkshire Hathaway, Inc., Class B†	40,400	5,184,936

Internet Security - 0.3%

Symantec Corp.	33,760	742,382

Investment Management/Advisor Services - 2.5%

Ameriprise Financial, Inc.	30,610	3,446,992
Franklin Resources, Inc.	9,000	496,890
Invesco, Ltd.	20,580	755,286
T. Rowe Price Group, Inc.	7,441	606,665

		5,305,833

Medical Instruments - 0.1%

Medtronic, Inc.	5,000	305,150

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings†	6,200	635,996

Medical Products - 0.8%

Baxter International, Inc.	10,263	763,670
Stryker Corp.	8,000	675,920
Zimmer Holdings, Inc.	3,500	365,225

		1,804,815

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.	16,480	1,911,515

Medical-Drugs - 8.7%

Abbott Laboratories	20,221	809,042
AbbVie, Inc.	37,529	2,038,951
Eli Lilly & Co.	12,620	755,433
GlaxoSmithKline PLC ADR	12,888	695,179
Johnson & Johnson	10,000	1,014,600
Merck & Co., Inc.	97,343	5,632,266
Novartis AG ADR	13,648	1,229,139
Pfizer, Inc.	197,816	5,861,288
Zoetis, Inc.	26,399	810,449

		18,846,347

Medical-Generic Drugs - 0.8%

Mylan, Inc.†	21,820	1,087,509
Teva Pharmaceutical Industries, Ltd. ADR	14,110	712,414

		1,799,923

Medical-HMO - 1.9%

Aetna, Inc.	14,930	1,157,822
Cigna Corp.	23,880	2,143,946
UnitedHealth Group, Inc.	9,800	780,374

		4,082,142

Medical-Wholesale Drug Distribution - 2.5%

Cardinal Health, Inc.	33,600	2,373,168
McKesson Corp.	16,060	3,045,618

		5,418,786

Multimedia - 3.4%

Time Warner, Inc.	9,500	663,385
Twenty-First Century Fox, Inc., Class A	42,690	1,511,653
Viacom, Inc., Class B	17,360	1,481,329
Walt Disney Co.	44,670	3,752,726

		7,409,093

Networking Products - 2.1%

Cisco Systems, Inc.	182,319	4,488,694

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	15,543	550,222

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	7,602	400,321

Oil Companies-Exploration & Production - 5.2%

Anadarko Petroleum Corp.	28,208	2,901,475
Noble Energy, Inc.	9,400	677,458
Occidental Petroleum Corp.	70,428	7,020,968
QEP Resources, Inc.	11,130	355,492
Whiting Petroleum Corp.†	4,818	346,173

		11,301,566

Oil Companies-Integrated - 4.9%

Chevron Corp.	6,753	829,201
Exxon Mobil Corp.	69,390	6,975,777
Phillips 66	18,170	1,540,634
Royal Dutch Shell PLC ADR	14,954	1,175,384

		10,520,996

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	11,470	733,507

Oil Refining & Marketing - 0.2%

Valero Energy Corp.	7,650	428,783

Oil-Field Services - 1.3%

Schlumberger, Ltd.	26,583	2,765,695

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	2,732	195,256
Omnicare, Inc.	14,150	899,233

		1,094,489

Pipelines - 0.1%

Enterprise Products Partners LP	3,600	269,352

Publishing-Newspapers - 0.3%

News Corp., Class A†	40,040	683,082

Real Estate Investment Trusts - 0.6%

Equity Residential	4,300	265,740
Weyerhaeuser Co.	29,678	932,483

		1,198,223

Retail-Apparel/Shoe - 0.7%

PVH Corp.	12,090	1,591,407

Retail-Discount - 0.5%

Target Corp.	7,000	397,320
Wal-Mart Stores, Inc.	8,452	648,860

		1,046,180

Retail-Drug Store - 1.6%

CVS Caremark Corp.	45,229	3,542,335

Retail-Regional Department Stores - 0.7%

Kohl’s Corp.	26,360	1,435,038

Retail-Restaurants - 0.4%

McDonald’s Corp.	7,800	791,154

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	10,030	525,371
QUALCOMM, Inc.	7,724	621,396

		1,146,767

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	75,380	1,521,922

Telephone-Integrated - 0.5%

AT&T, Inc.	8,000	283,760
Verizon Communications, Inc.	17,704	884,492

		1,168,252

Television - 0.1%

CBS Corp., Class B	3,115	185,685

Tobacco - 0.4%

Philip Morris International, Inc.	8,740	773,840

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	2,589	226,279

Toys - 0.2%

Mattel, Inc.	10,990	426,742

Transport-Rail - 0.6%

Kansas City Southern	4,538	487,926
Union Pacific Corp.	3,840	765,197

		1,253,123

Web Portals/ISP - 0.6%

Google, Inc., Class A†	930	531,635
Google, Inc., Class C†	1,400	785,372

		1,317,007

Total Common Stocks
(cost $165,366,645)		210,426,251

EXCHANGE-TRADED FUNDS - 0.7%

iShares Russell 1000 Value ETF (cost $1,513,954)	15,520	1,532,600

Total Long-Term Investment Securities
(cost $166,880,599)		211,958,851

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Commercial Paper - 1.3%

BNP Paribas Finance, Inc. 0.13% due 06/02/2014	$2,800,000	2,799,995

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2014	142,000	142,000

Total Short-Term Investment Securities
(cost $2,941,995)		2,941,995

TOTAL INVESTMENTS
(cost $169,822,594)(1)	99.6%	214,900,846
Other assets less liabilities	0.4	869,028

NET ASSETS	100.0%	$215,769,874

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR- American Depository Receipt

ETF- Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Super Regional	$11,890,679	$—	$—	$11,890,679
Diversified Banking Institutions	17,904,003	—	—	17,904,003
Medical-Drugs	18,846,347	—	—	18,846,347
Oil Companies - Exploration & Production	11,301,566	—	—	11,301,566
Other Industries*	150,483,656	—	—	150,483,656
Exchange-Traded Funds	1,532,600	—	—	1,532,600
Short-Term Investment Securities:			—
Commercial Paper	—	2,799,995	—	2,799,995
Time Deposits	—	142,000	—	142,000

Total	$211,958,851	$2,941,995	$—	$214,900,846

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Aerospace/Defense-Equipment - 1.7%

B/E Aerospace, Inc.†	28,770	$2,783,497

Airlines - 3.1%

American Airlines Group, Inc.†	40,350	1,620,456
Delta Air Lines, Inc.	84,690	3,379,978

		5,000,434

Apparel Manufacturers - 2.9%

Michael Kors Holdings, Ltd.†	24,640	2,325,523
Under Armour, Inc., Class A†	46,500	2,361,735

		4,687,258

Applications Software - 0.9%

ServiceNow, Inc.†	28,400	1,485,604

Auto/Truck Parts & Equipment-Original - 3.1%

BorgWarner, Inc.	28,540	1,794,881
Delphi Automotive PLC	46,090	3,182,975

		4,977,856

Banks-Commercial - 2.3%

First Republic Bank	40,120	2,040,503
Texas Capital Bancshares, Inc.†	30,986	1,586,483

		3,626,986

Beverages-Wine/Spirits - 3.9%

Brown-Forman Corp., Class B	21,950	2,034,107
Constellation Brands, Inc., Class A†	50,370	4,237,628

		6,271,735

Cable/Satellite TV - 2.3%

Liberty Global PLC, Class A†	14,290	643,336
Liberty Global PLC, Class C†	72,210	3,090,588

		3,733,924

Casino Hotels - 1.0%

MGM Resorts International†	62,140	1,600,105

Chemicals-Specialty - 1.3%

W.R. Grace & Co.†	22,700	2,090,216

Commercial Services - 2.3%

CoStar Group, Inc.†	9,941	1,576,146
Quanta Services, Inc.†	60,340	2,048,543

		3,624,689

Commercial Services-Finance - 3.8%

Alliance Data Systems Corp.†	8,730	2,235,316
SEI Investments Co.	41,790	1,376,145
Vantiv, Inc., Class A†	78,700	2,438,913

		6,050,374

Computer Aided Design - 1.2%

Aspen Technology, Inc.†	42,790	1,839,542

Computer Services - 2.4%

IHS, Inc., Class A†	29,879	3,762,065

Computer Software - 1.1%

Cornerstone OnDemand, Inc.†	45,570	1,831,458

Consulting Services - 1.3%

Towers Watson & Co., Class A	19,050	2,143,315

Diagnostic Equipment - 0.7%

Cepheid, Inc.†	25,650	1,155,533

Dialysis Centers - 1.6%

DaVita HealthCare Partners, Inc.†	37,140	2,621,713

Distribution/Wholesale - 1.5%

LKQ Corp.†	87,280	2,421,147

Diversified Manufacturing Operations - 1.3%

Colfax Corp.†	27,753	2,020,141

E-Commerce/Services - 2.2%

Netflix, Inc.†	8,260	3,451,276

Electronic Components-Misc. - 1.0%

Garmin, Ltd.	26,070	1,535,784

Electronic Components-Semiconductors - 2.0%

ARM Holdings PLC ADR	31,710	1,465,002
Micron Technology, Inc.†	60,880	1,740,559

		3,205,561

Electronic Measurement Instruments - 0.9%

FLIR Systems, Inc.	39,550	1,380,691

Engines-Internal Combustion - 1.4%

Cummins, Inc.	14,300	2,186,899

Enterprise Software/Service - 1.3%

Guidewire Software, Inc.†	54,650	2,064,130

Finance-Other Services - 2.3%

IntercontinentalExchange Group, Inc.	19,040	3,739,456

Food-Wholesale/Distribution - 1.3%

United Natural Foods, Inc.†	31,770	2,141,616

Industrial Automated/Robotic - 1.2%

Cognex Corp.†	52,470	1,888,920

Instruments-Scientific - 1.0%

FEI Co.	19,220	1,603,909

Internet Content-Information/News - 0.9%

Yelp, Inc.†	20,535	1,358,390

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.†	13,460	2,538,556

Lighting Products & Systems - 0.9%

Acuity Brands, Inc.	11,730	1,472,232

Machinery-General Industrial - 1.7%

Wabtec Corp.	35,550	2,799,207

Machinery-Pumps - 1.1%

Graco, Inc.	24,930	1,819,391

Medical Information Systems - 1.1%

Cerner Corp.†	33,010	1,784,191

Medical Instruments - 1.0%

Boston Scientific Corp.†	121,930	1,564,362

Medical Products - 1.3%

Cooper Cos., Inc.	16,340	2,108,187

Medical-Biomedical/Gene - 4.6%

Alexion Pharmaceuticals, Inc.†	17,870	2,972,139
BioMarin Pharmaceutical, Inc.†	32,040	1,857,038
Regeneron Pharmaceuticals, Inc.†	5,590	1,715,906
Vertex Pharmaceuticals, Inc.†	11,480	829,545

		7,374,628

Medical-Drugs - 3.0%

Alkermes PLC†	28,100	1,287,261
Jazz Pharmaceuticals plc†	11,150	1,581,739
Salix Pharmaceuticals, Ltd.†	17,050	1,945,064

		4,814,064

Oil Companies-Exploration & Production - 5.1%

Antero Resources Corp.†	28,760	1,768,740
Concho Resources, Inc.†	13,660	1,800,388
Gulfport Energy Corp.†	25,920	1,594,858
Pioneer Natural Resources Co.	10,620	2,231,899
Southwestern Energy Co.†	18,000	818,460

		8,214,345

Oil Refining & Marketing - 1.0%

Marathon Petroleum Corp.	18,580	1,660,866

Physicians Practice Management - 1.1%

Envision Healthcare Holdings, Inc.†	51,980	1,792,270

Rental Auto/Equipment - 1.6%

United Rentals, Inc.†	25,670	2,593,953

Retail-Auto Parts - 1.3%

Advance Auto Parts, Inc.	17,182	2,133,489

Retail-Automobile - 0.9%

AutoNation, Inc.†	25,500	1,457,835

Retail-Building Products - 1.0%

Lumber Liquidators Holdings, Inc.†	19,550	1,518,644

Retail-Home Furnishings - 1.1%

Restoration Hardware Holdings, Inc.†	25,910	1,722,497

Retail-Restaurants - 3.1%

Chipotle Mexican Grill, Inc.†	5,150	2,817,513
Domino’s Pizza, Inc.	28,550	2,068,448

		4,885,961

Rubber/Plastic Products - 1.1%

Proto Labs, Inc.†	25,681	1,694,432

Satellite Telecom - 1.1%

DigitalGlobe, Inc.†	58,060	1,762,702

Textile-Home Furnishings - 1.0%

Mohawk Industries, Inc.†	11,880	1,611,641

Transport-Truck - 3.0%

Old Dominion Freight Line, Inc.†	44,580	2,851,337
Swift Transportation Co.†	75,570	1,871,113

		4,722,450

Wireless Equipment - 2.7%

SBA Communications Corp., Class A†	43,230	4,387,845

Total Long-Term Investment Securities
(cost $145,405,056)		154,717,972

REPURCHASE AGREEMENT - 4.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $7,175,000 and collateralized by $7,805,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $7,322,393 (cost $7,175,000)	$7,175,000	7,175,000

TOTAL INVESTMENTS
(cost $152,580,056)(1)	101.1%	161,892,972
Liabilities in excess of other assets	(1.1)	(1,696,198)

NET ASSETS	100.0%	$160,196,774

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Oil Companies- Exploration & Production	$8,214,345	$—	$—	$8,214,345
Other Industries*	146,503,627	—	—	146,503,627
Repurchase Agreement	—	7,175,000	—	7,175,000

Total	$154,717,972	$7,175,000	$—	$161,892,972

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.1%
Advertising Agencies - 0.8%

Interpublic Group of Cos., Inc.	288,700	$5,519,944
Omnicom Group, Inc.	23,456	1,668,894

		7,188,838

Aerospace/Defense - 1.1%

Cubic Corp.	14,118	686,841
Esterline Technologies Corp.†	69,336	7,727,497
Teledyne Technologies, Inc.†	17,183	1,628,433

		10,042,771

Aerospace/Defense-Equipment - 1.8%

Curtiss-Wright Corp.	90,004	5,996,967
Moog, Inc., Class A†	106,200	7,652,772
Orbital Sciences Corp.†	124,800	3,267,264

		16,917,003

Applications Software - 1.2%

Check Point Software Technologies, Ltd.†	65,600	4,229,888
Verint Systems, Inc.†	152,300	7,056,059

		11,285,947

Auto/Truck Parts & Equipment-Original - 0.8%

Lear Corp.	61,110	5,380,735
TRW Automotive Holdings Corp.†	32,218	2,734,342

		8,115,077

Banks-Commercial - 2.5%

BankUnited, Inc.	153,374	4,990,790
BB&T Corp.	89,787	3,404,723
East West Bancorp, Inc.	77,476	2,593,896
Iberiabank Corp.	77,000	4,809,420
Zions Bancorporation	275,900	7,887,981

		23,686,810

Banks-Fiduciary - 0.2%

State Street Corp.	22,372	1,460,220

Banks-Super Regional - 1.8%

Comerica, Inc.	203,500	9,761,895
Fifth Third Bancorp	138,385	2,863,186
Huntington Bancshares, Inc.	205,379	1,903,863
SunTrust Banks, Inc.	61,799	2,368,138

		16,897,082

Beverages-Non-alcoholic - 0.1%

Coca-Cola Enterprises, Inc.	26,073	1,189,972

Beverages-Wine/Spirits - 0.9%

Constellation Brands, Inc., Class A†	34,061	2,865,552
Treasury Wine Estates, Ltd.	1,169,874	5,661,464

		8,527,016

Building & Construction Products-Misc. - 0.5%

Louisiana-Pacific Corp.†	309,690	4,397,598

Building & Construction-Misc. - 0.4%

Aegion Corp.†	176,643	4,234,133

Building Products-Wood - 0.2%

Masco Corp.	84,534	1,800,574

Building-Heavy Construction - 0.6%

Chicago Bridge & Iron Co. NV	71,100	5,787,540

Building-Residential/Commercial - 1.2%

Lennar Corp., Class A	142,800	5,840,520
Toll Brothers, Inc.†	152,269	5,515,183

		11,355,703

Capacitors - 0.2%

Kemet Corp.†	355,000	2,112,250

Chemicals-Diversified - 1.1%

Celanese Corp., Series A	121,200	7,599,240
Chemtura Corp.†	105,000	2,622,900

		10,222,140

Chemicals-Plastics - 0.9%

PolyOne Corp.	205,511	8,247,156

Chemicals-Specialty - 4.8%

Ashland, Inc.	34,400	3,543,200
Cabot Corp.	182,600	10,326,030
Eastman Chemical Co.	106,000	9,355,560
H.B. Fuller Co.	99,484	4,758,320
Methanex Corp.	185,010	10,564,071
Minerals Technologies, Inc.	108,865	6,749,630

		45,296,811

Coal - 0.3%

CONSOL Energy, Inc.	71,000	3,136,070

Coatings/Paint - 0.2%

Valspar Corp.	20,856	1,557,109

Commercial Services-Finance - 1.1%

Alliance Data Systems Corp.†	5,765	1,476,128
Equifax, Inc.	26,960	1,908,498
Global Payments, Inc.	11,264	772,260
McGraw Hill Financial, Inc.	23,946	1,958,065
Moody’s Corp.	10,033	858,223
SEI Investments Co.	43,285	1,425,375
Total System Services, Inc.	24,258	734,047
Vantiv, Inc., Class A†	50,209	1,555,977

		10,688,573

Computers-Integrated Systems - 0.7%

Brocade Communications Systems, Inc.	114,448	1,043,766
Teradata Corp.†	128,500	5,395,715

		6,439,481

Computers-Memory Devices - 0.6%

Seagate Technology PLC	38,475	2,067,262
Western Digital Corp.	43,382	3,811,108

		5,878,370

Consulting Services - 0.6%

Booz Allen Hamilton Holding Corp.	128,200	2,837,066
FTI Consulting, Inc.†	13,785	444,842
Towers Watson & Co., Class A	24,149	2,717,004

		5,998,912

Consumer Products-Misc. - 0.5%

Samsonite International SA	1,413,300	4,429,693

Containers-Metal/Glass - 1.6%

Crown Holdings, Inc.†	67,232	3,284,283
Owens-Illinois, Inc.†	351,880	11,692,973

		14,977,256

Containers-Paper/Plastic - 1.8%

Graphic Packaging Holding Co.†	357,018	3,923,628
Packaging Corp. of America	53,000	3,665,480
Rock-Tenn Co., Class A	11,051	1,116,482
Sealed Air Corp.	137,500	4,527,875
Sonoco Products Co.	98,000	4,139,520

		17,372,985

Cruise Lines - 0.7%

Norwegian Cruise Line Holdings, Ltd.†	187,900	6,341,625

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc.	13,973	756,638

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	15,065	1,063,438

Distribution/Wholesale - 3.7%

Arrow Electronics, Inc.†	226,187	13,050,990
Ingram Micro, Inc., Class A†	190,500	5,290,185
WESCO International, Inc.†	201,492	17,211,447

		35,552,622

Diversified Manufacturing Operations - 3.9%

Barnes Group, Inc.	211,178	7,893,834
Carlisle Cos., Inc.	60,844	5,163,222
Colfax Corp.†	17,000	1,237,430
Crane Co.	44,600	3,305,306
Dover Corp.	122,504	10,679,899
Harsco Corp.	198,000	5,342,040
Parker Hannifin Corp.	26,394	3,305,320

		36,927,051

E-Commerce/Services - 0.2%

Expedia, Inc.	23,366	1,712,728
IAC/InterActiveCorp	10,551	698,581

		2,411,309

Electric Products-Misc. - 0.3%

AMETEK, Inc.	58,950	3,129,066

Electric-Generation - 0.2%

AES Corp.	125,875	1,774,837

Electric-Integrated - 2.9%

Alliant Energy Corp.	70,456	4,107,585
Ameren Corp.	25,052	985,796
American Electric Power Co., Inc.	44,712	2,385,385
Edison International	39,468	2,176,266
FirstEnergy Corp.	19,114	646,436
Great Plains Energy, Inc.	199,071	5,066,357
PG&E Corp.	18,167	833,320
Portland General Electric Co.	186,000	6,151,020
Westar Energy, Inc.	145,104	5,230,999

		27,583,164

Electronic Components-Misc. - 2.5%

Flextronics International, Ltd.†	1,125,178	11,443,060
Jabil Circuit, Inc.	370,047	6,964,285
Plexus Corp.†	95,907	4,005,076
TE Connectivity, Ltd.	20,256	1,204,422

		23,616,843

Electronic Components-Semiconductors - 3.6%

Avago Technologies, Ltd.	126,872	8,966,044
Fairchild Semiconductor International, Inc.†	493,300	7,236,711
Infineon Technologies AG	165,000	2,046,545
Microsemi Corp.†	266,100	6,474,213
ON Semiconductor Corp.†	213,637	1,856,506
Skyworks Solutions, Inc.	181,400	7,856,434

		34,436,453

Electronic Parts Distribution - 0.8%

Avnet, Inc.	53,897	2,348,292
Rexel SA	206,008	4,922,771

		7,271,063

Electronic Security Devices - 0.3%

Allegion PLC	3,333	174,616
Tyco International, Ltd.	53,200	2,321,648

		2,496,264

Engineering/R&D Services - 0.2%

Fluor Corp.	22,376	1,679,990

Entertainment Software - 0.2%

Activision Blizzard, Inc.	83,244	1,729,810

Finance-Consumer Loans - 0.2%

Navient Corp.	70,185	1,108,923
SLM Corp.	82,722	712,236

		1,821,159

Finance-Credit Card - 0.4%

Discover Financial Services	64,603	3,819,975

Finance-Investment Banker/Broker - 1.5%

Charles Schwab Corp.	55,889	1,408,962
LPL Financial Holdings, Inc.	119,500	5,604,550
Raymond James Financial, Inc.	63,754	3,085,693
TD Ameritrade Holding Corp.	136,853	4,152,120

		14,251,325

Finance-Other Services - 0.0%

Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food-Meat Products - 0.2%

Tyson Foods, Inc., Class A	48,901	2,076,336

Food-Misc./Diversified - 1.1%

Ebro Foods SA	162,406	3,686,039
Ingredion, Inc.	84,800	6,457,520

		10,143,559

Gas-Distribution - 0.9%

UGI Corp.	174,511	8,493,450

Home Decoration Products - 1.1%

Newell Rubbermaid, Inc.	344,363	10,082,949

Human Resources - 1.2%

Manpowergroup, Inc.	35,205	2,886,106
Robert Half International, Inc.	78,616	3,584,103
TrueBlue, Inc.†	176,600	4,805,286

		11,275,495

Identification Systems - 0.4%

Brady Corp., Class A	77,397	2,099,781
Checkpoint Systems, Inc.†	169,638	2,205,294

		4,305,075

Instruments-Controls - 1.3%

Honeywell International, Inc.	84,900	7,908,435
Sensata Technologies Holding NV†	110,100	4,722,189

		12,630,624

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	68,411	3,439,021

Insurance-Life/Health - 1.6%

Principal Financial Group, Inc.	24,377	1,140,112
Symetra Financial Corp.	40,102	836,127
Torchmark Corp.	40,477	3,275,804
Unum Group	286,933	9,729,898

		14,981,941

Insurance-Multi-line - 1.6%

Allstate Corp.	45,131	2,629,332
Loews Corp.	28,533	1,230,629
XL Group PLC	341,681	11,090,965

		14,950,926

Insurance-Property/Casualty - 1.0%

Alleghany Corp.†	5,934	2,498,926
Hanover Insurance Group, Inc.	114,100	6,851,705

		9,350,631

Insurance-Reinsurance - 1.8%

Argo Group International Holdings, Ltd.	90,700	4,394,415
Axis Capital Holdings, Ltd.	19,384	891,470
Reinsurance Group of America, Inc.	157,388	12,301,446

		17,587,331

Internet Content-Entertainment - 0.1%

NetEase, Inc. ADR	10,938	778,348

Leisure Products - 0.2%

Brunswick Corp.	49,550	2,135,605

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.	24,374	3,059,181

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	161,100	7,255,944

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	25,000	1,428,750

Machinery-General Industrial - 0.3%

Albany International Corp., Class A	30,839	1,148,753
IDEX Corp.	18,000	1,380,240

		2,528,993

Machinery-Pumps - 0.3%

Flowserve Corp.	39,963	2,946,872

Medical Instruments - 0.1%

Boston Scientific Corp.†	84,507	1,084,225

Medical Labs & Testing Services - 0.1%

ICON PLC†	27,192	1,149,406

Medical Products - 0.4%

CareFusion Corp.†	77,302	3,318,575
Teleflex, Inc.	7,159	763,436

		4,082,011

Medical-Drugs - 1.8%

Almirall SA†	567,709	9,178,128
Ono Pharmaceutical Co., Ltd.	65,100	4,988,016
UCB SA	38,807	3,093,578

		17,259,722

Medical-HMO - 1.0%

Cigna Corp.	30,160	2,707,765
WellCare Health Plans, Inc.†	87,100	6,745,895

		9,453,660

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	37,268	2,727,272
Cardinal Health, Inc.	24,554	1,734,249
McKesson Corp.	18,641	3,535,079

		7,996,600

Metal Processors & Fabrication - 0.5%

Timken Co.	74,466	4,782,207

Metal-Diversified - 0.1%

Molycorp, Inc.†	366,500	1,015,205

Multimedia - 0.4%

Quebecor, Inc., Class B	145,600	3,523,512

Office Supplies & Forms - 1.1%

ACCO Brands Corp.†	653,000	3,931,060
Avery Dennison Corp.	120,200	6,094,140

		10,025,200

Oil Companies-Exploration & Production - 3.1%

Cobalt International Energy, Inc.†	374,365	6,922,009
Diamondback Energy, Inc.†	83,400	6,295,032
Energen Corp.	36,829	3,144,460
EQT Corp.	21,869	2,337,359
Kosmos Energy, Ltd.†	75,929	795,736
Newfield Exploration Co.†	50,527	1,843,225
Noble Energy, Inc.	22,829	1,645,286
QEP Resources, Inc.	184,273	5,885,679
Rice Energy, Inc.†	25,396	805,815

		29,674,601

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	15,923	1,018,276

Oil Refining & Marketing - 0.9%

HollyFrontier Corp.	69,600	3,427,800
Marathon Petroleum Corp.	22,794	2,037,556
Tesoro Corp.	20,138	1,131,755
Valero Energy Corp.	25,357	1,421,260
Western Refining, Inc.	23,861	978,778

		8,997,149

Oil-Field Services - 1.3%

McDermott International, Inc.†	110,000	798,600
Oil States International, Inc.†	27,000	2,904,660
Trican Well Service, Ltd.	419,700	6,433,103
Weatherford International, Ltd.†	100,000	2,169,000

		12,305,363

Paper & Related Products - 0.3%

International Paper Co.	46,155	2,198,363
Xerium Technologies, Inc.†	80,000	1,102,400

		3,300,763

Pharmacy Services - 0.4%

Omnicare, Inc.	60,330	3,833,971

Pipelines - 0.2%

Boardwalk Pipeline Partners LP	125,000	2,186,250

Power Converter/Supply Equipment - 1.1%

Hubbell, Inc., Class B	90,967	10,643,139

Real Estate Investment Trusts - 5.0%

American Assets Trust, Inc.	162,726	5,581,502
Blackstone Mortgage Trust, Inc., Class A	205,900	6,119,348
Boston Properties, Inc.	25,807	3,114,389
Equity Lifestyle Properties, Inc.	149,800	6,552,252
Equity Residential	50,425	3,116,265
Essex Property Trust, Inc.	8,154	1,475,548
Extra Space Storage, Inc.	119,800	6,271,530
Kimco Realty Corp.	68,783	1,576,506
Macerich Co.	30,713	2,028,286
Plum Creek Timber Co., Inc.	121,300	5,470,630
Regency Centers Corp.	32,750	1,748,850
SL Green Realty Corp.	41,806	4,577,339

		47,632,445

Real Estate Operations & Development - 0.5%

Forest City Enterprises, Inc., Class A†	232,655	4,427,425

Rental Auto/Equipment - 0.2%

Avis Budget Group, Inc.†	41,200	2,357,876

Retail-Apparel/Shoe - 1.5%

Ascena Retail Group, Inc.†	232,000	3,873,240
DSW, Inc., Class A	63,100	1,580,655
Express, Inc.†	185,000	2,332,850
Finish Line, Inc., Class A	153,000	4,386,510
Foot Locker, Inc.	40,887	1,969,936

		14,143,191

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	20,130	667,913

Retail-Drug Store - 0.1%

Rite Aid Corp.†	145,003	1,212,225

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.	15,724	1,052,250

Retail-Office Supplies - 0.5%

Staples, Inc.	465,500	5,236,875

Retail-Regional Department Stores - 0.5%

Macy’s, Inc.	57,509	3,444,214
Stage Stores, Inc.	50,000	918,500

		4,362,714

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	122,200	4,511,624

Retirement/Aged Care - 0.8%

Brookdale Senior Living, Inc.†	218,873	7,279,716

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.	184,300	4,859,991

Savings & Loans/Thrifts - 0.3%

EverBank Financial Corp.	176,500	3,362,325

Semiconductor Components-Integrated Circuits - 2.0%

Analog Devices, Inc.	39,970	2,093,629
Maxim Integrated Products, Inc.	160,400	5,493,700
NXP Semiconductor NV†	181,700	11,283,570

		18,870,899

Semiconductor Equipment - 0.8%

Brooks Automation, Inc.	177,500	1,723,525
Teradyne, Inc.	263,500	4,690,300
Xcerra Corp†	169,934	1,639,863

		8,053,688

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	29,906	2,985,516

Steel-Producers - 0.6%

Carpenter Technology Corp.	94,300	5,892,807

Steel-Specialty - 0.2%

Universal Stainless & Alloy Products, Inc.†	52,202	1,573,368

Telecom Services - 0.3%

Amdocs, Ltd.	60,744	2,923,001

Telecommunication Equipment - 0.2%

Harris Corp.	20,465	1,580,921
Knowles Corp.†	16,503	465,550

		2,046,471

Television - 0.3%

CBS Corp., Class B	45,639	2,720,541

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A	55,400	1,255,918

Tobacco - 0.1%

Lorillard, Inc.	21,923	1,362,953

Tools-Hand Held - 0.8%

Stanley Black & Decker, Inc.	85,932	7,510,457

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	11,071	746,407

Total Long-Term Investment Securities
(cost $655,794,805)		904,745,023

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.6%

SSgA Money Market Fund (cost $5,645,478)	5,645,478	5,645,478

REPURCHASE AGREEMENTS — 4.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $6,724,000 and collateralized by $7,385,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,928,363.	$6,724,000	6,724,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $37,058,000 and collateralized by $40,295,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $37,803,439.	37,058,000	37,058,000

Total Repurchase Agreements
(cost $43,782,000)		43,782,000

TOTAL INVESTMENTS
(cost $705,222,283) (3)	100.3%	954,172,501
Liabilities in excess of other assets	(0.3)	(2,945,545)

NET ASSETS	100.0%	$951,226,956

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Finance - Other Services	$—	$—	$8,414	$8,414
Real Estate Investment Trusts	47,632,445	—	—	47,632,445
Other Industries*	857,104,164	—	—	857,104,164
Short-Term Investment Securities:
Registered Investment Companies	5,645,478	—	—	5,645,478
Repurchase Agreements	—	43,782,000	—	43,782,000

Total	$910,382,087	$43,782,000	$8,414	$954,172,501

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 43.9%

VALIC Co. I Blue Chip Growth Fund	1,985,025	$33,983,624
VALIC Co. I Dividend Value Fund	1,871,821	24,764,190
VALIC Co. I Mid Cap Index Fund	1,250,360	34,059,813
VALIC Co. I Mid Cap Strategic Growth Fund	452,699	7,238,657
VALIC Co. I Nasdaq-100 Index Fund	2,257,025	19,658,688
VALIC Co. I Science & Technology Fund	883,793	21,944,577
VALIC Co. I Small Cap Index Fund	1,184,032	24,154,258
VALIC Co. I Small Cap Special Values Fund	670,221	9,295,963
VALIC Co. I Stock Index Fund	1,836,728	63,624,262
VALIC Co. I Value Fund	107,470	1,523,929
VALIC Co. II Capital Appreciation Fund	1,146,187	17,525,193
VALIC Co. II Large Cap Value Fund	424,569	7,162,473
VALIC Co. II Mid Cap Growth Fund	906,549	8,838,856
VALIC Co. II Mid Cap Value Fund	1,591,474	38,784,223
VALIC Co. II Small Cap Growth Fund	457,580	7,010,121
VALIC Co. II Small Cap Value Fund	933,511	15,010,851

Total Domestic Equity Investment Companies
(cost $273,855,815)		334,579,678

Fixed Income Investment Companies - 32.0%

VALIC Co. I Capital Conservation Fund	774,354	7,619,646
VALIC Co. I Government Securities Fund	951,568	10,210,326
VALIC Co. I Inflation Protected Fund	1,183,635	13,410,581
VALIC Co. II Core Bond Fund	10,628,710	116,809,523
VALIC Co. II High Yield Bond Fund	4,811,919	37,869,799
VALIC Co. II Strategic Bond Fund	4,988,137	58,061,915

Total Fixed Income Investment Companies
(cost $240,996,619)		243,981,790

International Equity Investment Companies - 19.9%

VALIC Co. I Emerging Economies Fund	3,791,054	30,783,362
VALIC Co. I Foreign Value Fund	3,829,792	43,812,815
VALIC Co. I International Equities Fund	5,940,046	44,193,939
VALIC Co. I International Growth Fund	1,751,322	24,763,692
VALIC Co. II International Opportunities Fund	485,019	7,619,641

Total International Equity Investment Companies
(cost $141,983,992)		151,173,449

Real Estate Investment Companies - 4.2%

VALIC Co. I Global Real Estate Fund
(cost $30,619,839)	3,756,538	32,231,099

TOTAL INVESTMENTS
(cost $687,456,265)(2)	100.0%	761,966,016
Other assets less liabilities	0.0	64,250

NET ASSETS	100.0%	$762,030,266

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$334,579,678	$—	$—	$334,579,678
Fixed Income Investment Companies	243,981,790	—	—	243,981,790
International Equity Investment Companies	151,173,449	—	—	151,173,449
Real Estate Investment Companies	32,231,099	—	—	32,231,099

Total	$761,966,016	$—	$—	$761,966,016

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 93.3%
Certificates of Deposit - 27.2%

Chase Bank USA NA FRS 0.26% due 04/24/2015	$3,600,000	$3,600,000
Citibank NA 0.20% due 08/27/2014	4,000,000	4,000,000
Deutsche Bank AG NY FRS 0.54% due 03/27/2015	4,000,000	4,000,000
Nordea Bank Finland PLC NY 0.21% due 09/05/2014	3,480,000	3,480,000
Rabobank Nederland NV NY FRS 0.26% due 02/05/2015	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.27% due 05/06/2015	3,800,000	3,800,000
Rabobank Nederland NV NY FRS 0.28% due 09/03/2014	1,300,000	1,300,000
Royal Bank of Canada NY FRS 0.25% due 10/17/2014	1,500,000	1,500,000
Royal Bank of Canada NY FRS 0.29% due 06/17/2014	3,500,000	3,500,031
Royal Bank of Canada NY FRS 0.32% due 05/04/2015	3,800,000	3,800,000
Svenska Handelsbanken NY FRS 0.40% due 11/17/2014	3,500,000	3,502,824
UBS AG Stamford CT FRS 0.23% due 10/24/2014	4,250,000	4,250,000
Wells Fargo Bank NA FRS 0.18% due 06/16/2014	100,000	100,001
Wells Fargo Bank NA FRS 0.20% due 12/01/2014	3,400,000	3,400,000
Wells Fargo Bank NA FRS 0.22% due 02/04/2015	4,220,000	4,220,000

Total Certificates of Deposit
(amortized cost $47,952,856)		47,952,856

Commercial Paper - 18.3%

BNP Paribas Finance, Inc. 0.07% due 06/03/2014	8,550,000	8,549,967
Credit Agricole North America, Inc. 0.09% due 06/03/2014	8,550,000	8,549,957
Lloyds Bank PLC 0.05% due 06/03/2014	8,550,000	8,549,977
Nordea Bank AB 0.21% due 09/09/2014*	3,490,000	3,487,964
State Street Corp. 0.19% due 07/08/2014	3,000,000	2,999,414

Total Commercial Paper
(amortized cost $32,137,279)		32,137,279

U.S. Corporate Bonds & Notes - 7.5%

Bank of America NA 0.25% due 06/03/2014	4,200,000	4,200,007
Bank of America NA 0.25% due 12/01/2014	3,350,000	3,350,000
General Electric Capital Corp. FRS Senior Notes
0.49% due 09/15/2014	250,000	250,219
General Electric Capital Corp. Senior Notes 2.15% due 01/09/2015	2,750,000	2,781,208
JPMorgan Chase Bank NA FRS Notes 0.35% due 06/05/2015	2,700,000	2,700,000

Total U.S. Corporate Bonds & Notes
(amortized cost $13,281,434)		13,281,434

U.S. Government Agencies - 31.2%

Federal Farm Credit Bank 0.08% due 11/25/2014	1,000,000	999,607
Federal Farm Credit Bank FRS 0.09% due 07/01/2014	1,450,000	1,449,970
0.10% due 03/30/2015	2,800,000	2,799,885
0.12% due 06/03/2014	200,000	200,000
0.12% due 06/06/2014	400,000	400,002
0.13% due 07/23/2014	750,000	750,065
0.13% due 02/23/2015	3,300,000	3,299,866
0.25% due 06/11/2014	4,250,000	4,250,155
0.27% due 07/14/2014	355,000	355,064
0.28% due 10/14/2014	1,500,000	1,501,008
Federal Home Loan Bank 0.04% due 06/27/2014	9,000,000	8,999,740
0.10% due 06/25/2014	1,750,000	1,749,883
0.10% due 08/04/2014	1,700,000	1,699,968
0.11% due 02/17/2015	1,500,000	1,498,804
0.12% due 03/25/2015	1,750,000	1,748,267
0.15% due 09/16/2014	1,900,000	1,899,153
0.18% due 06/19/2014	1,500,000	1,499,865
0.18% due 06/26/2014	1,250,000	1,249,844
Federal Home Loan Bank FRS 0.09% due 06/06/2014	200,000	200,000
0.10% due 02/23/2015	1,700,000	1,699,934
0.13% due 06/25/2014	2,750,000	2,750,095
Federal Home Loan Mtg. Corp. 0.06% due 10/17/2014	3,350,000	3,349,229
Federal National Mtg. Assoc. 0.11% due 07/02/2014	3,400,000	3,399,678
Federal National Mtg. Assoc. FRS 0.36% due 06/23/2014	7,255,000	7,256,269

Total U.S. Government Agencies
(amortized cost $55,006,351)		55,006,351

U.S. Government Treasuries - 9.1%

United States Treasury Bills 0.01% due 06/05/2014	4,500,000	4,499,992
0.02% due 06/19/2014	10,000,000	9,999,900
0.02% due 07/31/2014	1,600,000	1,599,947

Total U.S. Government Treasuries
(amortized cost $16,099,839)		16,099,839

Total Short-Term Investment Securities - 93.3%
(amortized cost $164,477,759)		164,477,759

REPURCHASE AGREEMENT - 6.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $10,679,000)	10,679,000	10,679,000

TOTAL INVESTMENTS
(amortized cost $175,156,759)(2)	99.4%	175,156,759
Other assets less liabilities	0.6	1,052,740

NET ASSETS	100.0%	$176,209,499

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $3,487,964 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS- Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2014 and unless noted otherwise the dates are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	31.2%
Commercial Banks	22.7
Banks - Super Regional	12.4
U.S. Government Treasuries	9.1
Repurchase Agreements	6.1
Money Center Banks	4.9
Finance-Investment Banker/Broker	4.9
Diversified Banking Institutions	4.7
Diversified Financial Services	1.7
Fiduciary Banks	1.7

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$47,952,856	$—	$47,952,856
Commercial Paper	—	32,137,279	—	32,137,279
U.S. Corporate Bonds & Notes	—	13,281,434	—	13,281,434
U.S. Government Agencies	—	55,006,351	—	55,006,351
U.S. Government Treasuries	—	16,099,839	—	16,099,839
Repurchase Agreement	—	10,679,000	—	10,679,000

Total	$—	$175,156,759	$—	$175,156,759

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advanced Materials - 1.0%

Hexcel Corp.†	26,401	$1,083,761

Aerospace/Defense-Equipment - 1.2%

HEICO Corp.	26,513	1,381,062

Airlines - 1.3%

Spirit Airlines, Inc.†	24,367	1,439,359

Apparel Manufacturers - 0.4%

Vince Holding Corp.†	14,363	399,148

Applications Software - 2.1%

Dealertrack Technologies, Inc.†	24,742	982,505
Demandware, Inc.†	16,218	987,514
Imperva, Inc.†	18,454	385,319

		2,355,338

Banks-Commercial - 0.9%

Signature Bank†	8,985	1,040,643

Building & Construction Products-Misc. - 2.8%

Fortune Brands Home & Security, Inc.	40,782	1,630,464
Trex Co., Inc.†	48,472	1,498,270

		3,128,734

Building-Residential/Commercial - 0.4%

TRI Pointe Homes, Inc.†	32,833	500,703

Casino Services - 0.6%

Scientific Games Corp., Class A†	70,555	631,467

Commercial Services - 1.2%

CoStar Group, Inc.†	8,662	1,373,360

Computer Data Security - 0.6%

A10 Networks, Inc.†	54,893	627,976

Computer Graphics - 0.6%

Tableau Software, Inc., Class A†	11,831	686,671

Computer Software - 2.5%

Cornerstone OnDemand, Inc.†	25,053	1,006,880
Envestnet, Inc.†	43,378	1,758,544

		2,765,424

Computers-Memory Devices - 0.4%

Nimble Storage, Inc.†	17,797	451,510

Data Processing/Management - 1.0%

CommVault Systems, Inc.†	22,466	1,099,037

Diagnostic Equipment - 0.7%

GenMark Diagnostics, Inc.†	75,762	834,140

Distribution/Wholesale - 2.6%

Pool Corp.	19,020	1,098,025
Watsco, Inc.	17,675	1,778,635

		2,876,660

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	17,272	1,465,702

Drug Delivery Systems - 0.7%

Nektar Therapeutics†	69,156	811,200

E-Commerce/Services - 2.4%

ChannelAdvisor Corp.†	27,162	563,340
OpenTable, Inc.†	17,504	1,185,896
RetailMeNot, Inc.†	35,348	901,374

		2,650,610

E-Marketing/Info - 1.1%

Marketo, Inc.†	26,712	619,184
ReachLocal, Inc.†	97,030	582,180

		1,201,364

Educational Software - 0.9%

2U, Inc.†	73,296	1,058,394

Electronic Components-Semiconductors - 3.3%

Cavium, Inc.†	28,543	1,398,036
Inphi Corp.†	87,997	1,325,235
Monolithic Power Systems, Inc.†	23,613	927,755

		3,651,026

Enterprise Software/Service - 2.1%

Guidewire Software, Inc.†	25,663	969,292
Rally Software Development Corp.†	39,171	511,573
Veeva Systems, Inc., Class A†	41,394	867,618

		2,348,483

Finance-Investment Banker/Broker - 0.4%

FXCM, Inc., Class A	31,736	424,628

Food-Misc./Diversified - 0.5%

Annie’s, Inc.†	16,535	541,025

Food-Retail - 0.1%

Fairway Group Holdings Corp.†	11,369	70,033

Footwear & Related Apparel - 1.5%

Skechers U.S.A., Inc., Class A†	19,273	857,649
Wolverine World Wide, Inc.	31,967	826,986

		1,684,635

Healthcare Safety Devices - 1.4%

Tandem Diabetes Care, Inc.†	31,500	511,560
Unilife Corp.†	351,290	1,011,715

		1,523,275

Home Furnishings - 0.6%

La-Z-Boy, Inc.	26,531	647,887

Human Resources - 0.2%

TrueBlue, Inc.†	10,216	277,977

Instruments-Scientific - 1.8%

FEI Co.	9,096	759,061
Fluidigm Corp.†	46,528	1,290,687

		2,049,748

Insurance-Property/Casualty - 0.6%

AmTrust Financial Services, Inc.	16,242	693,533

Internet Connectivity Services - 0.4%

Boingo Wireless, Inc.†	66,882	456,135

Internet Incubators - 0.8%

HomeAway, Inc.†	29,213	899,760

Internet Telephone - 0.5%

RingCentral, Inc.†	47,154	573,864

Investment Companies - 0.8%

PennantPark Investment Corp.	83,907	927,172

Investment Management/Advisor Services - 1.8%

Cohen & Steers, Inc.	22,199	898,837
Financial Engines, Inc.	26,724	1,087,667

		1,986,504

Lighting Products & Systems - 2.0%

Acuity Brands, Inc.	18,149	2,277,881

Machinery-General Industrial - 3.0%

DXP Enterprises, Inc.†	13,654	949,909
Middleby Corp.†	9,840	2,349,989

		3,299,898

Machinery-Pumps - 1.3%

Graco, Inc.	19,204	1,401,508

Medical Imaging Systems - 1.2%

Novadaq Technologies, Inc.†	93,537	1,362,834

Medical Information Systems - 0.4%

athenahealth, Inc.†	3,259	413,600

Medical Instruments - 0.8%

Bruker Corp.†	43,013	901,122

Medical Products - 1.2%

K2M Group Holdings, Inc.†	28,550	426,823
Syneron Medical, Ltd.†	86,180	943,671

		1,370,494

Medical-Biomedical/Gene - 5.2%

Acceleron Pharma, Inc.†	15,907	472,120
Aegerion Pharmaceuticals, Inc.†	14,902	489,531
Exact Sciences Corp.†	44,705	602,623
Halozyme Therapeutics, Inc.†	73,635	581,716
Insmed, Inc.†	41,300	542,682
Intercept Pharmaceuticals, Inc.†	2,076	491,202
InterMune, Inc.†	23,323	924,057
Intrexon Corp.†	20,307	428,275
Isis Pharmaceuticals, Inc.†	7,607	222,277
Puma Biotechnology, Inc.†	8,410	642,776
Versartis, Inc.†	13,730	410,390

		5,807,649

Medical-Drugs - 2.4%

ACADIA Pharmaceuticals, Inc.†	29,727	613,863
Chimerix, Inc.†	34,701	640,233
Ignyta, Inc.†	45,597	337,418
Keryx Biopharmaceuticals, Inc.†	41,906	553,159
Sagent Pharmaceuticals, Inc.†	25,667	575,198

		2,719,871

Medical-HMO - 1.3%

WellCare Health Plans, Inc.†	18,245	1,413,075

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†	36,447	1,554,100

Miscellaneous Manufacturing - 0.6%

Movado Group, Inc.	17,859	683,821

MRI/Medical Diagnostic Imaging - 0.6%

Surgical Care Affiliates, Inc.†	23,230	670,882

Networking Products - 3.4%

Fortinet, Inc.†	41,339	928,887
Gigamon, Inc.†	56,946	968,651
Infinera Corp.†	83,355	758,531
Palo Alto Networks, Inc.†	14,735	1,103,799

		3,759,868

Oil Companies-Exploration & Production - 2.2%

Laredo Petroleum, Inc.†	48,820	1,350,849
Oasis Petroleum, Inc.†	23,540	1,165,230

		2,516,079

Oil Field Machinery & Equipment - 2.3%

Dril-Quip, Inc.†	14,135	1,444,880
Forum Energy Technologies, Inc.†	35,439	1,170,904

		2,615,784

Oil Refining & Marketing - 0.8%

Delek US Holdings, Inc.	28,393	882,171

Patient Monitoring Equipment - 1.4%

Insulet Corp.†	43,756	1,602,782

Power Converter/Supply Equipment - 1.1%

Generac Holdings, Inc.†	24,667	1,200,790

Real Estate Investment Trusts - 2.2%

CubeSmart	34,203	623,863
EastGroup Properties, Inc.	9,144	582,107
Glimcher Realty Trust	57,827	637,253
Highwoods Properties, Inc.	14,001	568,161

		2,411,384

Real Estate Management/Services - 0.8%

RE/MAX Holdings, Inc., Class A	31,692	910,511

Research & Development - 0.3%

Arrowhead Research Corp.†	29,218	367,562

Retail-Apparel/Shoe - 1.8%

Francesca’s Holdings Corp.†	61,353	941,155
Vera Bradley, Inc.†	41,549	1,119,746

		2,060,901

Retail-Automobile - 2.7%

Lithia Motors, Inc., Class A	6,050	474,502
Penske Automotive Group, Inc.	20,018	931,237
Rush Enterprises, Inc., Class A†	49,943	1,657,109

		3,062,848

Retail-Building Products - 0.8%

Lumber Liquidators Holdings, Inc.†	11,374	883,532

Retail-Catalog Shopping - 1.1%

MSC Industrial Direct Co., Inc., Class A	13,240	1,217,683

Retail-Misc./Diversified - 1.6%

Container Store Group, Inc.†	28,634	820,650
Five Below, Inc.†	25,780	933,236

		1,753,886

Retail-Restaurants - 0.4%

Noodles & Co.†	13,831	459,881

Savings & Loans/Thrifts - 1.0%

BofI Holding, Inc.†	14,883	1,143,461

Semiconductor Components-Integrated Circuits - 0.8%

Hittite Microwave Corp.	15,071	886,175

Telecom Equipment-Fiber Optics - 0.9%

Ciena Corp.†	49,818	966,469

Therapeutics - 0.8%

Portola Pharmaceuticals, Inc.†	24,464	542,122
Threshold Pharmaceuticals, Inc.†	91,010	351,299

		893,421

Transport-Marine - 1.3%

Kirby Corp.†	13,279	1,467,994

Transport-Services - 0.8%

XPO Logistics, Inc.†	35,820	900,157

Transport-Truck - 2.8%

Marten Transport, Ltd.	40,908	985,474
Old Dominion Freight Line, Inc.†	32,984	2,109,656

		3,095,130

Web Portals/ISP - 1.4%

Trulia, Inc.†	40,738	1,574,524

Wireless Equipment - 1.6%

Aruba Networks, Inc.†	58,186	1,077,314
Ruckus Wireless, Inc.†	61,537	664,599

		1,741,913

Total Long-Term Investment Securities
(cost $97,865,788)		110,869,589

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014 (cost $1,943,000)	$1,943,000	1,943,000

TOTAL INVESTMENTS
(cost $99,808,788)(1)	100.9%	112,812,589
Liabilities in excess of other assets	(0.9)	(1,027,806)

NET ASSETS	100.0%	$111,784,783

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$5,807,649	$—	$—	$5,807,649
Other Industries*	105,061,940	—	—	105,061,940
Short-Term Investment Securities:
Time Deposits	—	1,943,000	—	1,943,000

Total	$110,869,589	$1,943,000	$—	$112,812,589

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Advertising Services - 0.1%

Sizmek, Inc.†	63,855	$621,948

Aerospace/Defense-Equipment - 0.5%

AAR Corp.	106,700	2,592,810

Agricultural Chemicals - 0.1%

Phibro Animal Health Corp., Class A†	14,800	281,644

Airlines - 0.4%

Alaska Air Group, Inc.	7,600	748,296
Republic Airways Holdings, Inc.†	48,818	513,566
SkyWest, Inc.	60,280	689,603

		1,951,465

Applications Software - 0.1%

Actuate Corp.†	28,400	132,628
Five9, Inc.†	9,900	74,151
Paycom Software, Inc.†	10,400	138,840

		345,619

Auction House/Art Dealers - 1.7%

KAR Auction Services, Inc.	293,730	8,970,514

Audio/Video Products - 0.6%

TiVo, Inc.†	286,500	3,409,350

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	34,600	473,674

Auto/Truck Parts & Equipment-Original - 1.1%

Dana Holding Corp.	240,320	5,320,685
Superior Industries International, Inc.	24,800	493,520

		5,814,205

Auto/Truck Parts & Equipment-Replacement - 0.1%

Douglas Dynamics, Inc.	44,100	770,427

Banks-Commercial - 11.3%

1st Source Corp.	18,428	559,106
1st United Bancorp, Inc.	4,200	35,070
American National Bankshares, Inc.	1,200	26,856
Associated Banc-Corp.	175,345	3,021,194
BancFirst Corp.	13,340	792,529
BancorpSouth, Inc.	70,100	1,647,350
Bank of Hawaii Corp.	30,680	1,710,717
Banner Corp.	11,600	442,772
BBCN Bancorp, Inc.	66,220	1,009,855
Bridge Capital Holdings†	3,600	81,504
Capital Bank Financial Corp., Class A†	30,500	739,930
Cascade Bancorp†	15,501	67,274
Cathay General Bancorp	132,600	3,186,378
Center Bancorp, Inc.	3,900	72,384
Central Pacific Financial Corp.	57,800	1,100,512
Century Bancorp, Inc., Class A	1,518	50,610
Chemical Financial Corp.	13,600	390,864
Citizens & Northern Corp.	3,600	67,212
City Holding Co.	27,100	1,170,991
CoBiz Financial, Inc.	18,200	188,734
Columbia Banking System, Inc.	10,273	254,462
Community Bank System, Inc.	25,380	901,244
Community Trust Bancorp, Inc.	22,918	786,546
Cullen/Frost Bankers, Inc.	6,220	465,629
East West Bancorp, Inc.	3,073	102,884
Financial Institutions, Inc.	12,900	297,474
First BanCorp†	81,400	396,418
First Bancorp	5,600	101,248
First Busey Corp.	78,980	439,129
First Citizens BancShares, Inc., Class A	1,540	338,461
First Commonwealth Financial Corp.	242,000	2,081,200
First Community Bancshares, Inc.	4,600	67,160
First Financial Bancorp	27,198	442,240
First Financial Bankshares, Inc.	6,980	415,170
First Interstate Bancsystem, Inc.	21,700	557,039
First Merchants Corp.	8,480	168,243
FirstMerit Corp.	82,812	1,546,100
FNB Corp.	87,240	1,067,818
Glacier Bancorp, Inc.	39,800	1,045,546
Great Southern Bancorp, Inc.	6,800	199,172
Guaranty Bancorp	4,900	67,620
Hancock Holding Co.	138,621	4,682,617
Heartland Financial USA, Inc.	10,040	243,269
Heritage Financial Corp.	4,539	71,489
Hudson Valley Holding Corp.	9,740	174,249
Lakeland Bancorp, Inc.	11,573	120,131
Lakeland Financial Corp.	5,180	187,412
MainSource Financial Group, Inc.	37,000	616,050
MB Financial, Inc.	22,420	601,753
Metro Bancorp, Inc.†	11,000	240,350
National Penn Bancshares, Inc.	8,700	89,436
OFG Bancorp	105,600	1,907,136
OmniAmerican Bancorp, Inc.	7,000	168,490
Pacific Continental Corp.	14,700	203,154
PacWest Bancorp	29,200	1,180,264
Preferred Bank†	6,000	135,180
Republic Bancorp, Inc., Class A	3,700	86,025
S&T Bancorp, Inc.	4,080	99,022
Seacoast Banking Corp. of Florida†	2,536	27,034
Sierra Bancorp	3,220	50,973
Simmons First National Corp., Class A	14,120	573,696
Southside Bancshares, Inc.	5,985	154,533
Southwest Bancorp, Inc.	30,480	524,256
Stock Yards Bancorp, Inc.	2,300	65,688
Suffolk Bancorp†	3,220	72,675
Susquehanna Bancshares, Inc.	137,100	1,354,548
SVB Financial Group†	10,520	1,109,334
TCF Financial Corp.	82,640	1,313,150
Tompkins Financial Corp.	7,348	339,110
Trustmark Corp.	26,900	622,735
UMB Financial Corp.	35,060	1,935,312
Umpqua Holdings Corp.	331,934	5,500,146
Union Bankshares Corp.	80,119	2,000,572
Univest Corp. of Pennsylvania	3,000	62,460
Valley National Bancorp.	11,535	111,774
Washington Trust Bancorp, Inc.	7,080	242,207
Webster Financial Corp.	21,000	628,320
West Bancorporation, Inc.	7,780	112,110
Westamerica Bancorporation	25,724	1,259,704
Wilshire Bancorp, Inc.	126,600	1,277,394
Zions Bancorporation	109,505	3,130,748

		61,377,151

Beverages-Wine/Spirits - 0.8%

Treasury Wine Estates, Ltd. ADR	891,575	4,234,981

Building & Construction Products-Misc. - 0.3%

Gibraltar Industries, Inc.†	79,080	1,254,209
Trex Co., Inc.†	13,356	412,834

		1,667,043

Building Products-Air & Heating - 0.1%

Comfort Systems USA, Inc.	26,300	433,950

Building Products-Doors & Windows - 0.1%

PGT, Inc.†	82,700	712,047

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	26,300	208,822

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	15,600	176,436

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	32,900	897,183

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	2,600	199,602

Building-Residential/Commercial - 0.6%

Taylor Morrison Home Corp., Class A†	148,017	3,152,762

Casino Services - 0.0%

Scientific Games Corp., Class A†	6,000	53,700

Chemicals-Specialty - 0.5%

Minerals Technologies, Inc.	45,960	2,849,520

Circuit Boards - 0.0%

Multi-Fineline Electronix, Inc.†	2,500	25,850

Coal - 0.3%

Cloud Peak Energy, Inc.†	46,600	860,702
SunCoke Energy, Inc.†	18,800	377,504
Westmoreland Coal Co.†	4,100	124,927

		1,363,133

Coffee - 0.0%

Farmer Bros. Co.†	4,500	89,190

Commercial Services - 0.4%

Convergys Corp.	23,300	508,406
PHH Corp.†	23,180	590,395
Providence Service Corp.†	6,600	265,320
RPX Corp.†	33,600	546,000

		1,910,121

Commercial Services-Finance - 1.4%

Euronet Worldwide, Inc.†	22,700	1,070,078
EVERTEC, Inc.	204,411	4,887,467
Global Cash Access Holdings, Inc.†	58,920	524,388
Green Dot Corp., Class A†	9,300	170,841
MoneyGram International, Inc.†	30,600	403,308
Vantiv, Inc., Class A†	15,000	464,850
Xoom Corp.†	3,300	73,260

		7,594,192

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	25,858	1,111,635

Computer Data Security - 0.1%

A10 Networks, Inc.†	34,100	390,104
Varonis Systems, Inc.†	2,900	71,021

		461,125

Computer Services - 0.7%

Engility Holdings, Inc.†	40,500	1,565,325
Insight Enterprises, Inc.†	20,600	559,908
Unisys Corp.†	69,446	1,629,898

		3,755,131

Computer Software - 0.5%

Avid Technology, Inc.†	389,425	2,905,110

Computers-Integrated Systems - 1.0%

VeriFone Systems, Inc.†	165,030	5,414,634

Computers-Memory Devices - 0.6%

Imation Corp.†	22,900	78,547
Spansion, Inc., Class A†	159,000	3,028,950

		3,107,497

Consulting Services - 1.3%

CoreLogic, Inc.†	163,550	4,666,081
FTI Consulting, Inc.†	73,500	2,371,845
Hackett Group, Inc.	10,700	65,270

		7,103,196

Consumer Products-Misc. - 0.2%

Blyth, Inc.	25,684	224,221
Central Garden and Pet Co., Class A†	78,360	623,746
CSS Industries, Inc.	15,900	383,031

		1,230,998

Containers-Metal/Glass - 1.0%

Silgan Holdings, Inc.	111,935	5,465,786

Containers-Paper/Plastic - 0.9%

Berry Plastics Group, Inc.†	148,275	3,500,773
Graphic Packaging Holding Co.†	118,110	1,298,029

		4,798,802

Data Processing/Management - 0.9%

Amber Road, Inc.†	5,600	76,608
CSG Systems International, Inc.	24,442	642,091
Fair Isaac Corp.	74,220	4,371,558

		5,090,257

Disposable Medical Products - 0.0%

Medical Action Industries, Inc.†	15,500	106,950

Distribution/Wholesale - 1.2%

ScanSource, Inc.†	19,000	704,900
United Stationers, Inc.	151,339	6,027,832

		6,732,732

Diversified Financial Services - 0.7%

DFC Global Corp.†	51,857	485,900
Ladder Capital Corp., Class A†	178,500	3,311,175

		3,797,075

Diversified Manufacturing Operations - 1.2%

Federal Signal Corp.	37,300	511,756
Harsco Corp.	121,605	3,280,903
Leggett & Platt, Inc.	17,798	603,708
Lydall, Inc.†	5,800	160,022
Standex International Corp.	16,700	1,233,128
Tredegar Corp.	34,560	734,400

		6,523,917

Diversified Operations - 0.0%

Resource America, Inc., Class A	6,600	56,496

Drug Delivery Systems - 0.1%

Revance Therapeutics, Inc.†	11,100	349,539

E-Commerce/Products - 0.0%

Chegg, Inc.†	8,200	45,674

E-Commerce/Services - 0.4%

Coupons.com, Inc.†	7,600	196,232
Orbitz Worldwide, Inc.†	88,400	656,812
United Online, Inc.	94,300	1,029,756

		1,882,800

E-Marketing/Info - 0.0%

Rubicon Project, Inc.†	8,600	109,134

E-Services/Consulting - 0.0%

OPOWER, Inc.†	2,300	38,295

Educational Software - 0.0%

2U, Inc.†	14,800	213,712

Electric-Generation - 0.1%

Atlantic Power Corp.	209,100	710,940

Electric-Integrated - 3.6%

Avista Corp.	64,480	2,018,869
El Paso Electric Co.	55,600	2,118,916
NorthWestern Corp.	53,018	2,544,864
Pike Corp.†	438,305	3,914,063
PNM Resources, Inc.	26,600	757,036
Portland General Electric Co.	115,200	3,809,664
Unitil Corp.	9,500	318,060
UNS Energy Corp.	18,940	1,147,196
Westar Energy, Inc.	81,600	2,941,680

		19,570,348

Electronic Components-Misc. - 1.2%

Bel Fuse, Inc., Class B	11,529	316,356
Benchmark Electronics, Inc.†	71,521	1,658,572
Jabil Circuit, Inc.	174,050	3,275,621
Stoneridge, Inc.†	45,500	437,255
Vishay Intertechnology, Inc.	26,500	395,380
ZAGG, Inc.†	74,500	338,230

		6,421,414

Electronic Components-Semiconductors - 1.1%

Amkor Technology, Inc.†	88,400	893,724
DSP Group, Inc.†	52,480	440,307
First Solar, Inc.†	19,300	1,192,354
GSI Technology, Inc.†	13,000	73,190
GT Advanced Technologies, Inc.†	26,900	453,534
International Rectifier Corp.†	63,110	1,692,610
IXYS Corp.	12,400	140,244
QLogic Corp.†	75,800	753,452
Richardson Electronics, Ltd.	10,800	109,944

		5,749,359

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	14,818	881,819

Electronics-Military - 0.0%

API Technologies Corp.†	10,500	29,400

Energy-Alternate Sources - 0.5%

Green Plains, Inc.	49,600	1,449,312
Renewable Energy Group, Inc.†	19,400	191,866
REX American Resources Corp.†	11,800	820,218

		2,461,396

Engineering/R&D Services - 1.0%

Argan, Inc.	19,600	600,740
EMCOR Group, Inc.	105,228	4,684,751
VSE Corp.	4,100	253,831

		5,539,322

Engines-Internal Combustion - 0.3%

Briggs & Stratton Corp.	91,300	1,878,954

Enterprise Software/Service - 0.8%

Benefitfocus, Inc.†	10,500	388,920
Informatica Corp.†	81,800	2,993,062
ManTech International Corp., Class A	23,900	704,811

		4,086,793

Environmental Consulting & Engineering - 0.5%

Tetra Tech, Inc.	96,480	2,567,333

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	4,100	55,186

Finance-Consumer Loans - 0.9%

Nelnet, Inc., Class A	20,600	848,102
Ocwen Financial Corp.†	49,540	1,737,368
World Acceptance Corp.†	27,558	2,176,806

		4,762,276

Finance-Investment Banker/Broker - 0.5%

Cowen Group, Inc., Class A†	43,800	180,894
Investment Technology Group, Inc.†	86,300	1,650,919
Moelis & Co.†	5,300	166,738
Oppenheimer Holdings, Inc., Class A	10,500	241,500
Piper Jaffray Cos.†	8,760	385,703

		2,625,754

Finance-Leasing Companies - 0.1%

Marlin Business Services Corp.	21,168	440,929

Finance-Mortgage Loan/Banker - 0.1%

Arlington Asset Investment Corp., Class A	19,300	533,645

Food-Baking - 0.7%

Flowers Foods, Inc.	180,996	3,773,767

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	3,900	119,028

Food-Dairy Products - 0.9%

Dean Foods Co.	268,290	4,662,880

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†	67,727	3,384,318

Food-Misc./Diversified - 0.7%

Chiquita Brands International, Inc.†	81,800	839,268
J&J Snack Foods Corp.	24,280	2,274,308
John B. Sanfilippo & Son, Inc.	1,400	35,980
Pinnacle Foods, Inc.	28,300	886,073

		4,035,629

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	19,400	562,018
SpartanNash Co.	15,800	383,624

		945,642

Footwear & Related Apparel - 0.6%

Iconix Brand Group, Inc.†	80,471	3,374,954

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	40,480	276,074

Gas-Distribution - 0.9%

AGL Resources, Inc.	15,859	846,554
Chesapeake Utilities Corp.	3,800	248,558
Laclede Group, Inc.	48,200	2,249,976
Piedmont Natural Gas Co., Inc.	8,560	306,362
Southwest Gas Corp.	28,140	1,473,410

		5,124,860

Home Furnishings - 0.0%

Kimball International, Inc., Class B	13,700	220,981

Hotel/Motels - 0.1%

La Quinta Holdings, Inc.†	23,700	428,022

Housewares - 0.1%

Lifetime Brands, Inc.	5,800	91,118
NACCO Industries, Inc., Class A	6,280	340,690

		431,808

Human Resources - 2.1%

AMN Healthcare Services, Inc.†	340,780	3,816,736
Barrett Business Services, Inc.	30,000	1,414,800
CDI Corp.	1,900	26,467
Cross Country Healthcare, Inc.†	124,300	717,211
Korn/Ferry International†	76,190	2,313,890
Paylocity Holding Corp.†	6,200	120,714
Resources Connection, Inc.	253,565	3,144,206

		11,554,024

Identification Systems - 0.1%

Checkpoint Systems, Inc.†	43,100	560,300

Industrial Automated/Robotic - 0.3%

Cognex Corp.†	32,480	1,169,280
Hurco Cos., Inc.	12,000	331,920

		1,501,200

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,860	215,234

Insurance-Life/Health - 1.3%

American Equity Investment Life Holding Co.	71,798	1,616,891
CNO Financial Group, Inc.	140,720	2,269,813
Primerica, Inc.	20,300	914,312
StanCorp Financial Group, Inc.	11,958	718,676
Symetra Financial Corp.	59,200	1,234,320

		6,754,012

Insurance-Multi-line - 0.2%

Horace Mann Educators Corp.	43,880	1,281,735

Insurance-Property/Casualty - 0.4%

Arch Capital Group, Ltd.†	6,226	354,446
Global Indemnity PLC†	2,100	55,524
Hallmark Financial Services, Inc.†	13,700	134,123
Meadowbrook Insurance Group, Inc.	18,880	128,573
ProAssurance Corp.	32,780	1,489,851

		2,162,517

Insurance-Reinsurance - 1.2%

Argo Group International Holdings, Ltd.	20,980	1,016,481
Essent Group, Ltd.†	151,455	3,021,527
Platinum Underwriters Holdings, Ltd.	38,700	2,482,605

		6,520,613

Internet Application Software - 0.2%

Intralinks Holdings, Inc.†	117,400	1,022,554

Internet Infrastructure Software - 0.0%

TeleCommunication Systems, Inc., Class A†	28,400	90,028

Internet Telephone - 0.0%

magicJack VocalTec, Ltd.†	8,600	125,302

Investment Companies - 0.2%

Apollo Investment Corp.	41,542	348,122
Gladstone Capital Corp.	39,678	394,399
MCG Capital Corp.	69,040	235,427
MVC Capital, Inc.	11,100	141,747
NGP Capital Resources Co.	18,783	120,587

		1,240,282

Investment Management/Advisor Services - 0.1%

GAMCO Investors, Inc., Class A	6,300	479,430
Janus Capital Group, Inc.	12,560	146,701

		626,131

Lasers-System/Components - 0.3%

Coherent, Inc.†	18,040	1,082,039
Newport Corp.†	29,022	537,778

		1,619,817

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	20,560	1,065,214

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	12,860	1,081,269

Machinery-Farming - 0.2%

AGCO Corp.	17,760	958,330

Machinery-General Industrial - 1.6%

Applied Industrial Technologies, Inc.	46,400	2,209,568
IDEX Corp.	37,500	2,875,500
Kadant, Inc.	24,454	926,807
Wabtec Corp.	33,300	2,622,042

		8,633,917

Medical Instruments - 1.4%

Integra LifeSciences Holdings Corp.†	74,835	3,363,833
NuVasive, Inc.†	51,650	1,722,011
SurModics, Inc.†	37,400	800,734
Symmetry Medical, Inc.†	39,100	344,862
Thoratec Corp.†	34,400	1,139,328

		7,370,768

Medical Laser Systems - 0.1%

PhotoMedex, Inc.†	59,100	740,523

Medical Products - 0.1%

K2M Group Holdings, Inc.†	11,200	167,440
TriVascular Technologies, Inc.†	6,900	110,331

		277,771

Medical Sterilization Products - 0.8%

STERIS Corp.	81,320	4,352,246

Medical-Biomedical/Gene - 1.4%

Applied Genetic Technologies Corp.†	17,300	237,010
Bio-Rad Laboratories, Inc., Class A†	29,255	3,531,956
Celladon Corp.†	25,700	229,501
Charles River Laboratories International, Inc.†	37,900	2,030,682
Dicerna Pharmaceuticals, Inc.†	10,500	169,680
Eleven Biotherapeutics, Inc.†	15,400	166,320
Epizyme, Inc.†	7,600	182,248
Foundation Medicine, Inc.†	3,700	87,801
Insmed, Inc.†	27,000	354,780
Karyopharm Therapeutics, Inc.†	3,500	91,875
MacroGenics, Inc.†	8,800	164,208
Ultragenyx Pharmaceutical, Inc.†	7,200	270,432
Verastem, Inc.†	21,700	201,376

		7,717,869

Medical-Drugs - 0.4%

Achaogen, Inc.†	3,600	50,508
Adamas Pharmaceuticals, Inc.†	2,900	51,765
Auspex Pharmaceuticals, Inc.†	20,800	439,920
Clovis Oncology, Inc.†	8,472	433,851
PharMerica Corp.†	35,500	963,470
Trevena, Inc.†	30,800	135,212

		2,074,726

Medical-HMO - 0.3%

Centene Corp.†	15,600	1,162,512
Triple-S Management Corp., Class B†	21,000	371,280

		1,533,792

Medical-Outpatient/Home Medical - 0.3%

Amedisys, Inc.†	80,800	1,175,640
LHC Group, Inc.†	18,000	366,660

		1,542,300

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	1,100	23,749
Mueller Industries, Inc.	25,920	747,014
Worthington Industries, Inc.	58,440	2,355,132

		3,125,895

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†	32,700	394,689
Olympic Steel, Inc.	10,800	255,528

		650,217

Miscellaneous Manufacturing - 0.0%

FreightCar America, Inc.	10,000	257,100

Multimedia - 0.1%

Journal Communications, Inc., Class A†	64,080	528,660

Networking Products - 0.2%

Anixter International, Inc.	3,200	329,600
Black Box Corp.	27,380	667,251
Calix, Inc.†	15,500	126,480

		1,123,331

Office Furnishings-Original - 0.8%

Herman Miller, Inc.	93,145	2,912,644
HNI Corp.	22,120	827,952
Steelcase, Inc., Class A	47,038	770,953

		4,511,549

Office Supplies & Forms - 0.2%

ACCO Brands Corp.†	163,800	986,076

Oil & Gas Drilling - 0.1%

Parker Drilling Co.†	57,900	374,613
Parsley Energy, Inc., Class A†	5,700	135,489

		510,102

Oil Companies-Exploration & Production - 2.2%

Energy XXI Bermuda, Ltd.	110,060	2,360,787
EPL Oil & Gas, Inc.†	42,000	1,592,220
Equal Energy, Ltd.	7,100	37,417
Oasis Petroleum, Inc.†	72,445	3,586,027
Panhandle Oil and Gas, Inc., Class A	2,900	159,326
Penn Virginia Corp.†	137,200	2,082,696
PetroQuest Energy, Inc.†	8,221	50,313
Stone Energy Corp.†	30,920	1,372,539
W&T Offshore, Inc.	51,600	756,972

		11,998,297

Oil Field Machinery & Equipment - 0.8%

Forum Energy Technologies, Inc.†	120,000	3,964,800
Natural Gas Services Group, Inc.†	12,300	369,492

		4,334,292

Oil Refining & Marketing - 0.4%

Alon USA Energy, Inc.	35,200	526,240
Western Refining, Inc.	43,600	1,788,472

		2,314,712

Oil-Field Services - 1.9%

Exterran Holdings, Inc.	45,700	1,907,518
Helix Energy Solutions Group, Inc.†	245,840	5,747,739
Key Energy Services, Inc.†	9,200	74,060
Pioneer Energy Services Corp.†	66,740	1,061,166
SEACOR Holdings, Inc.†	20,900	1,673,672

		10,464,155

Paper & Related Products - 0.4%

Domtar Corp.	11,820	1,074,202
P.H. Glatfelter Co.	28,400	747,488
Schweitzer-Mauduit International, Inc.	5,500	229,240

		2,050,930

Physical Therapy/Rehabilitation Centers - 0.1%

HealthSouth Corp.	7,612	267,333

Power Converter/Supply Equipment - 0.2%

Powell Industries, Inc.	6,600	408,078
SunPower Corp.†	25,200	840,168

		1,248,246

Precious Metals - 0.1%

Coeur Mining, Inc.†	50,200	343,368

Printing-Commercial - 0.7%

ARC Document Solutions, Inc.†	140,700	872,340
Cenveo, Inc.†	351,900	1,080,333
Ennis, Inc.	4,600	69,690
Quad/Graphics, Inc.	54,200	1,137,116
R.R. Donnelley & Sons Co.	31,194	494,113

		3,653,592

Publishing-Books - 0.0%

Courier Corp.	6,100	82,838

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	7,500	88,350
McClatchy Co., Class A†	65,400	336,156

		424,506

Radio - 0.1%

Entercom Communications Corp., Class A†	33,840	353,290
Saga Communications, Inc., Class A	1,666	76,952

		430,242

Real Estate Investment Trusts - 10.3%

American Assets Trust, Inc.	4,300	147,490
Anworth Mortgage Asset Corp.	444,640	2,401,056
Apartment Investment & Management Co., Class A	36,779	1,157,803
Ashford Hospitality Prime, Inc.	24,496	399,285
Ashford Hospitality Trust, Inc.	122,580	1,311,606
Capstead Mortgage Corp.	203,100	2,674,827
CBL & Associates Properties, Inc.	78,540	1,478,123
Chambers Street Properties	90,600	724,800
CommonWealth REIT	104,574	2,751,342
CoreSite Realty Corp.	62,500	1,981,250
CubeSmart	102,860	1,876,166
CYS Investments, Inc.	405,500	3,746,820
DCT Industrial Trust, Inc.	357,040	2,827,757
DiamondRock Hospitality Co.	59,534	739,412
Education Realty Trust, Inc.	49,100	513,586
EPR Properties	14,100	760,272
FelCor Lodging Trust, Inc.	132,800	1,306,752
First Industrial Realty Trust, Inc.	23,518	436,024
First Potomac Realty Trust	91,300	1,194,204
Getty Realty Corp.	15,400	300,916
Gladstone Commercial Corp.	13,700	246,189
Government Properties Income Trust	34,800	888,096
Highwoods Properties, Inc.	10,900	442,322
Home Properties, Inc.	12,300	764,814
Hospitality Properties Trust	29,840	865,658
LaSalle Hotel Properties	14,778	487,526
LTC Properties, Inc.	18,420	732,011
Mid-America Apartment Communities, Inc.	2,677	193,681
Parkway Properties, Inc.	204,834	4,090,535
Pebblebrook Hotel Trust	24,000	852,960
Pennsylvania Real Estate Investment Trust	42,680	766,106
PennyMac Mortgage Investment Trust	178,530	3,770,553
Potlatch Corp.	57,000	2,289,120
PS Business Parks, Inc.	6,600	555,654
RAIT Financial Trust	182,200	1,428,448
Redwood Trust, Inc.	294,973	5,749,024
Strategic Hotels & Resorts, Inc.†	14,100	153,690
Sunstone Hotel Investors, Inc.	80,968	1,189,420
Taubman Centers, Inc.	2,500	187,250
Washington Real Estate Investment Trust	55,100	1,423,233

		55,805,781

Real Estate Management/Services - 1.1%

Jones Lang LaSalle, Inc.	46,950	5,694,565

Real Estate Operations & Development - 0.4%

Alexander & Baldwin, Inc.	38,900	1,474,699
Forestar Group, Inc.†	28,700	499,954

		1,974,653

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.	26,500	160,855

Resort/Theme Parks - 0.8%

Six Flags Entertainment Corp.	106,080	4,291,997

Respiratory Products - 0.0%

Inogen, Inc.†	7,500	125,850

Retail-Apparel/Shoe - 3.2%

Abercrombie & Fitch Co., Class A	75,750	2,879,257
Ascena Retail Group, Inc.†	173,355	2,894,162
Brown Shoe Co., Inc.	57,600	1,621,440
Chico’s FAS, Inc.	169,375	2,567,725
Children’s Place Retail Stores, Inc.	50,800	2,457,704
DSW, Inc., Class A	191,400	4,794,570

		17,214,858

Retail-Appliances - 0.3%

hhgregg, Inc.†	175,900	1,618,280

Retail-Bookstores - 0.4%

Barnes & Noble, Inc.†	105,000	1,904,700

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,600	27,024

Retail-Discount - 0.6%

Big Lots, Inc.†	76,050	3,227,562

Retail-Drug Store - 0.7%

Rite Aid Corp.†	481,000	4,021,160

Retail-Hypermarkets - 0.1%

Roundy’s, Inc.	79,900	429,063

Retail-Office Supplies - 1.5%

Office Depot, Inc.†	1,539,800	7,883,776

Retail-Regional Department Stores - 0.5%

Bon-Ton Stores, Inc.	29,900	306,176
Dillard’s, Inc., Class A	23,340	2,631,585

		2,937,761

Retail-Restaurants - 0.4%

Biglari Holdings, Inc.†	2,200	927,916
Einstein Noah Restaurant Group, Inc.	10,800	166,428
Jack in the Box, Inc.	3,500	202,055
Ruth’s Hospitality Group, Inc.	51,072	625,632

		1,922,031

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	27,758	589,857

Savings & Loans/Thrifts - 0.4%

BankFinancial Corp.	4,500	44,955
Beneficial Mutual Bancorp, Inc.†	18,200	245,882
Charter Financial Corp.	27,600	301,116
ESB Financial Corp.	5,660	71,260
Flushing Financial Corp.	21,400	425,646
Fox Chase Bancorp, Inc.	5,000	80,250
Kearny Financial Corp.†	2,700	38,394
OceanFirst Financial Corp.	10,520	171,897
Provident Financial Holdings, Inc.	6,300	91,350
Territorial Bancorp, Inc.	3,000	61,890
United Financial Bancorp, Inc.	18,100	243,807
Westfield Financial, Inc.	19,800	142,956
WSFS Financial Corp.	4,658	316,371

		2,235,774

Schools - 0.0%

Lincoln Educational Services Corp.	45,500	174,265

Seismic Data Collection - 0.1%

Dawson Geophysical Co.	12,700	333,121

Semiconductor Components-Integrated Circuits - 0.1%

Cirrus Logic, Inc.†	23,800	526,694
Pericom Semiconductor Corp.†	14,600	130,378

		657,072

Semiconductor Equipment - 0.3%

Photronics, Inc.†	57,100	501,909
Ultra Clean Holdings, Inc.†	23,500	194,580
Xcerra Corp†	86,200	831,830

		1,528,319

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	55,040	463,987

Steel-Producers - 0.0%

Schnitzer Steel Industries, Inc., Class A	7,300	181,916

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	46,000	892,400
Harmonic, Inc.†	71,800	519,832
Oplink Communications, Inc.†	6,320	106,555

		1,518,787

Telecom Services - 0.4%

FairPoint Communications, Inc.†	21,600	304,560
Inteliquent, Inc.	103,600	1,551,928
Vonage Holdings Corp.†	100,100	380,380

		2,236,868

Telecommunication Equipment - 1.0%

Comtech Telecommunications Corp.	70,400	2,299,968
Plantronics, Inc.	63,750	2,890,425

		5,190,393

Telephone-Integrated - 0.2%

General Communication, Inc., Class A†	98,624	1,118,396

Textile-Apparel - 0.1%

Unifi, Inc.†	30,000	698,400

Therapeutics - 0.3%

Agios Pharmaceuticals, Inc.†	15,600	548,496
Akebia Therapeutics, Inc.†	3,700	89,910
Cara Therapeutics, Inc.†	18,000	248,040
Egalet Corp.†	9,000	119,160
Flexion Therapeutics, Inc.†	16,100	205,114
Questcor Pharmaceuticals, Inc.	6,700	603,871

		1,814,591

Tobacco - 0.5%

Alliance One International, Inc.†	34,900	86,552
Universal Corp.	49,100	2,629,305

		2,715,857

Transport-Equipment & Leasing - 0.0%

AMERCO	900	248,490

Transport-Marine - 0.1%

Frontline, Ltd.†	39,800	89,948
International Shipholding Corp.	10,878	258,353

		348,301

Transport-Truck - 1.6%

ArcBest Corp.	40,220	1,720,210
Celadon Group, Inc.	9,320	217,715
Heartland Express, Inc.	7,400	160,025
Landstar System, Inc.	73,640	4,781,445

Quality Distribution, Inc.†	42,000	604,380
Saia, Inc.†	29,330	1,278,201

		8,761,976

Travel Services - 0.8%

Interval Leisure Group, Inc.	213,500	4,374,615

Water - 0.1%

California Water Service Group	11,960	263,838
Consolidated Water Co., Ltd.	11,800	120,242

		384,080

Web Hosting/Design - 0.0%

Q2 Holdings, Inc.†	800	10,520

Wireless Equipment - 0.2%

RF Micro Devices, Inc.†	106,900	1,005,929

Total Common Stocks
(cost $428,041,774)		525,330,010

REGISTERED INVESTMENT COMPANIES - 0.0%

Firsthand Technology Value Fund, Inc. (cost $117,514)	4,800	99,888

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%

0.25% due 11/30/2014(1) (cost $700,511)	700,000	700,601

Total Long-Term Investment Securities
(cost $428,859,799)		526,130,499

REPURCHASE AGREEMENTS - 4.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $14,236,000 and collateralized by $15,480,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $14,522,825	14,236,000	14,236,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $11,046,000 and collateralized by $12,010,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $11,267,386	11,046,000	11,046,000

Total Repurchase Agreements
(cost $25,282,000)		25,282,000

TOTAL INVESTMENTS
(cost $454,141,799)(2)	101.9%	551,412,499
Liabilities in excess of other assets	(1.9)	(10,050,635)

NET ASSETS	100.0%	$541,361,864

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

ADR- American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)

76	Long	Russell 2000 E-Mini Index	June 2014	$8,511,832	$8,612,320	$100,488

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$61,377,151	$—	$—	$61,377,151
Real Estate Investment Trusts	55,805,781	—	—	55,805,781
Other Industries*	408,147,078	—	—	408,147,078
Registered Investment Companies	99,888	—	—	99,888
U.S. Government Treasuries	—	700,601	—	700,601
Repurchase Agreements	—	25,282,000	—	25,282,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	100,488	—	—	100,488

Total Assets	$525,530,386	$25,982,601	$—	$551,512,987

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	11,187	$213,895
Omnicom Group, Inc.	24,633	1,752,638

		1,966,533

Agricultural Chemicals - 0.2%

Mosaic Co.	22,526	1,126,075

Airlines - 0.3%

Delta Air Lines, Inc.	33,175	1,324,014
Southwest Airlines Co.	15,907	420,740

		1,744,754

Apparel Manufacturers - 0.4%

Michael Kors Holdings, Ltd.†	6,166	581,947
VF Corp.	27,992	1,764,056

		2,346,003

Applications Software - 2.6%

Citrix Systems, Inc.†	3,262	202,146
Intuit, Inc.	17,618	1,396,931
Microsoft Corp.	345,053	14,126,470
Red Hat, Inc.†	1,201	60,194
Salesforce.com, Inc.†	22,613	1,190,122

		16,975,863

Athletic Footwear - 0.5%

NIKE, Inc., Class B	43,590	3,352,507

Audio/Video Products - 0.0%

Harman International Industries, Inc.	1,955	205,334

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	33,248	2,106,593

Auto/Truck Parts & Equipment-Original - 0.5%

BorgWarner, Inc.	17,069	1,073,470
Delphi Automotive PLC	31,688	2,188,373

		3,261,843

Banks-Commercial - 0.7%

BB&T Corp.	59,772	2,266,554
M&T Bank Corp.	12,785	1,551,716
Regions Financial Corp.	68,393	696,925
Zions Bancorporation	1,763	50,404

		4,565,599

Banks-Fiduciary - 1.1%

Bank of New York Mellon Corp.	106,708	3,687,828
Northern Trust Corp.	31,053	1,875,601
State Street Corp.	28,932	1,888,392

		7,451,821

Banks-Super Regional - 2.7%

Capital One Financial Corp.	33,830	2,668,849
Comerica, Inc.	28,006	1,343,448
Fifth Third Bancorp	60,869	1,259,380
Huntington Bancshares, Inc.	39,229	363,653
KeyCorp	47,408	649,015
PNC Financial Services Group, Inc.	47,839	4,079,231
SunTrust Banks, Inc.	42,271	1,619,825
US Bancorp	142,780	6,023,888

		18,007,289

Beverages-Non-alcoholic - 2.7%

Coca-Cola Co.	381,822	15,620,338
Coca-Cola Enterprises, Inc.	22,981	1,048,853
Dr Pepper Snapple Group, Inc.	16,981	979,804
Monster Beverage Corp.†	2,648	183,718

		17,832,713

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†	6,530	502,549
Scripps Networks Interactive, Inc., Class A	677	51,763

		554,312

Building Products-Cement - 0.0%

Vulcan Materials Co.	1,758	107,185

Cable/Satellite TV - 1.9%

Cablevision Systems Corp., Class A	15,706	276,897
Comcast Corp., Class A	136,320	7,115,904
DIRECTV†	29,011	2,391,667
Time Warner Cable, Inc.	17,863	2,521,541

		12,306,009

Chemicals-Diversified - 0.5%

PPG Industries, Inc.	16,768	3,380,596

Chemicals-Specialty - 0.6%

Ecolab, Inc.	20,303	2,216,885
International Flavors & Fragrances, Inc.	7,388	733,333
Sigma-Aldrich Corp.	11,261	1,109,546

		4,059,764

Coatings/Paint - 0.2%

Sherwin-Williams Co.	6,126	1,253,441

Coffee - 0.1%

Keurig Green Mountain, Inc.	3,258	367,437

Commercial Services - 0.1%

Cintas Corp.	3,744	232,578
Iron Mountain, Inc.	8,659	269,641
Quanta Services, Inc.†	6,235	211,678

		713,897

Commercial Services-Finance - 1.8%

Alliance Data Systems Corp.†	633	162,080
Automatic Data Processing, Inc.	48,550	3,868,464
Equifax, Inc.	1,513	107,105
H&R Block, Inc.	12,520	372,846
MasterCard, Inc., Class A	52,383	4,004,680
McGraw Hill Financial, Inc.	14,711	1,202,918
Moody’s Corp.	8,592	734,960
Western Union Co.	81,105	1,311,468

		11,764,521

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,534	237,446

Computer Services — 0.7%

Accenture PLC, Class A	30,206	2,460,278
Cognizant Technology Solutions Corp., Class A†	34,272	1,665,962
Computer Sciences Corp.	10,902	685,627

		4,811,867

Computer Software - 0.0%

Akamai Technologies, Inc.†	3,119	169,486

Computers - 4.0%

Apple, Inc.	36,527	23,121,591
Hewlett-Packard Co.	97,819	3,276,936

		26,398,527

Computers-Integrated Systems - 0.0%

Teradata Corp.†	3,048	127,986

Computers-Memory Devices - 1.0%

EMC Corp.	140,693	3,736,806
NetApp, Inc.	6,441	238,382
SanDisk Corp.	8,618	832,757
Seagate Technology PLC	17,942	964,024
Western Digital Corp.	12,265	1,077,480

		6,849,449

Consumer Products-Misc. - 0.8%

Clorox Co.	11,145	998,815
Kimberly-Clark Corp.	36,643	4,116,841

		5,115,656

Containers-Metal/Glass - 0.1%

Ball Corp.	11,942	720,819
Owens-Illinois, Inc.†	6,088	202,304

		923,123

Cosmetics & Toiletries - 1.2%

Avon Products, Inc.	9,813	140,228
Colgate-Palmolive Co.	105,841	7,239,524
Estee Lauder Cos., Inc., Class A	7,319	560,782

		7,940,534

Cruise Lines - 0.3%

Carnival Corp.	42,656	1,707,520

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	25,593	1,385,861
Fiserv, Inc.†	26,679	1,603,675
Paychex, Inc.	18,983	780,391

		3,769,927

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc.†	3,319	234,288

Distribution/Wholesale - 0.2%

Fastenal Co.	13,827	674,066
Fossil Group, Inc.†	1,117	117,017
WW Grainger, Inc.	1,817	469,458

		1,260,541

Diversified Banking Institutions - 3.2%

Bank of America Corp.	476,433	7,213,196
Citigroup, Inc.	124,466	5,920,848
Goldman Sachs Group, Inc.	32,114	5,132,138
Morgan Stanley	88,457	2,729,783

		20,995,965

Diversified Manufacturing Operations - 1.8%

Danaher Corp.	69,012	5,412,611
Dover Corp.	19,906	1,735,405
Ingersoll-Rand PLC	21,996	1,315,801
Parker Hannifin Corp.	19,098	2,391,643
Pentair PLC†	14,155	1,056,529

		11,911,989

Diversified Operations - 0.1%

Leucadia National Corp.	13,960	358,074

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	15,867	4,959,231
eBay, Inc.†	58,082	2,946,500

		7,905,731

E-Commerce/Services - 0.6%

Expedia, Inc.	2,549	186,842
Netflix, Inc.†	1,777	742,484
Priceline Group, Inc.†	2,112	2,700,466
TripAdvisor, Inc.†	1,492	144,978

		3,774,770

Electric Products-Misc. - 0.5%

AMETEK, Inc.	2,977	158,019
Emerson Electric Co.	47,599	3,176,281

		3,334,300

Electric-Integrated - 1.9%

CMS Energy Corp.	55,677	1,656,391
Consolidated Edison, Inc.	85,885	4,724,534
Integrys Energy Group, Inc.	17,664	1,024,335
Northeast Utilities	68,441	3,107,221
Pepco Holdings, Inc.	5,408	149,802
TECO Energy, Inc.	18,674	322,500
Wisconsin Energy Corp.	32,903	1,497,744

		12,482,527

Electronic Components-Misc. - 0.2%

Garmin, Ltd.	14,125	832,104
Jabil Circuit, Inc.	16,615	312,694

		1,144,798

Electronic Components-Semiconductors - 1.5%

Altera Corp.	13,403	444,042
Broadcom Corp., Class A	28,853	919,545
Intel Corp.	289,276	7,903,020
Microchip Technology, Inc.	6,860	326,536
NVIDIA Corp.	13,687	260,053

		9,853,196

Electronic Forms - 0.2%

Adobe Systems, Inc.†	19,423	1,253,560

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	17,393	990,357

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	8,978	1,087,864

Engineering/R&D Services - 0.1%

Fluor Corp.	5,168	388,013
Jacobs Engineering Group, Inc.†	385	21,202

		409,215

Engines-Internal Combustion - 0.3%

Cummins, Inc.	12,756	1,950,775

Enterprise Software/Service - 1.5%

CA, Inc.	47,128	1,352,102
Oracle Corp.	205,896	8,651,750

		10,003,852

Filtration/Separation Products - 0.1%

Pall Corp.	5,036	426,751

Finance-Consumer Loans - 0.1%

Navient Corp.	34,517	545,369
SLM Corp.	34,517	297,191

		842,560

Finance-Credit Card - 1.8%

American Express Co.	44,343	4,057,384
Discover Financial Services	33,135	1,959,273
Visa, Inc., Class A	26,954	5,790,528

		11,807,185

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	60,857	1,534,205

Finance-Other Services - 0.4%

CME Group, Inc.	22,345	1,608,840
IntercontinentalExchange Group, Inc.	6,063	1,190,773
NASDAQ OMX Group, Inc.	4,126	156,376

		2,955,989

Food-Confectionery - 0.1%

Hershey Co.	3,446	335,434
J.M. Smucker Co.	1,154	118,400

		453,834

Food-Misc./Diversified - 2.4%

Campbell Soup Co.	18,477	848,094
ConAgra Foods, Inc.	49,807	1,608,766
General Mills, Inc.	74,330	4,082,947
Kellogg Co.	54,108	3,732,370
Mondelez International, Inc., Class A	151,431	5,696,834

		15,969,011

Food-Retail - 0.1%

Whole Foods Market, Inc.	20,021	765,603

Gas-Distribution - 1.0%

AGL Resources, Inc.	37,867	2,021,340
CenterPoint Energy, Inc.	20,517	494,870
NiSource, Inc.	33,775	1,262,172
Sempra Energy	28,403	2,850,241

		6,628,623

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	4,110	470,061

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	20,343	595,643

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	9,350	691,246

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	12,178	1,474,512

Industrial Gases - 1.3%

Air Products & Chemicals, Inc.	25,312	3,036,681
Airgas, Inc.	4,775	507,678
Praxair, Inc.	37,255	4,926,601

		8,470,960

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	22,837	2,669,874

Insurance Brokers - 0.2%

Aon PLC	15,479	1,392,181

Insurance-Life/Health - 0.8%

Aflac, Inc.	32,461	1,987,587
Lincoln National Corp.	10,931	524,251
Principal Financial Group, Inc.	10,581	494,873
Prudential Financial, Inc.	23,632	1,941,605
Unum Group	14,492	491,424

		5,439,740

Insurance-Multi-line - 2.8%

ACE, Ltd.	51,941	5,386,801
Allstate Corp.	54,265	3,161,479
Assurant, Inc.	4,994	338,643
Cincinnati Financial Corp.	22,296	1,092,950
Genworth Financial, Inc., Class A†	12,456	211,628
Hartford Financial Services Group, Inc.	18,536	642,272
Loews Corp.	65,609	2,829,716
MetLife, Inc.	77,778	3,961,234
XL Group PLC	27,592	895,636

		18,520,359

Insurance-Property/Casualty - 1.0%

Progressive Corp.	62,364	1,560,971
Travelers Cos., Inc.	52,979	4,950,887

		6,511,858

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†	62,984	3,986,887

Internet Security - 0.1%

Symantec Corp.	41,832	919,886

Investment Management/Advisor Services - 1.1%

Ameriprise Financial, Inc.	13,173	1,483,412
BlackRock, Inc.	10,933	3,333,472
Franklin Resources, Inc.	18,802	1,038,058
Invesco, Ltd.	26,134	959,118
T. Rowe Price Group, Inc.	6,880	560,926

		7,374,986

Machinery-Construction & Mining - 0.0%

Joy Global, Inc.	4,177	238,716

Machinery-Farming - 0.6%

Deere & Co.	44,725	4,077,578

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	10,414	1,475,456

Machinery-Pumps - 0.2%

Flowserve Corp.	11,382	839,309
Xylem, Inc.	17,375	648,087

		1,487,396

Medical Information Systems - 0.0%

Cerner Corp.†	1,689	91,290

Medical Instruments - 0.7%

Boston Scientific Corp.†	8,913	114,354
Intuitive Surgical, Inc.†	815	301,338
Medtronic, Inc.	57,968	3,537,787
St Jude Medical, Inc.	5,732	372,007

		4,325,486

Medical Products - 0.3%

Becton Dickinson and Co.	6,682	786,471
Stryker Corp.	11,481	970,030

		1,756,501

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	5,623	935,217
Amgen, Inc.	47,059	5,458,373
Biogen Idec, Inc.†	9,831	3,139,727
Celgene Corp.†	16,801	2,571,057
Gilead Sciences, Inc.†	63,126	5,126,462
Regeneron Pharmaceuticals, Inc.†	2,657	815,593
Vertex Pharmaceuticals, Inc.†	7,215	521,356

		18,567,785

Medical-Drugs - 6.3%

AbbVie, Inc.	190,326	10,340,412
Allergan, Inc.	7,901	1,323,102
Bristol-Myers Squibb Co.	81,293	4,043,514
Eli Lilly & Co.	106,307	6,363,537
Forest Laboratories, Inc.†	6,472	613,416
Johnson & Johnson	166,379	16,880,813
Zoetis, Inc.	58,309	1,790,086

		41,354,880

Medical-Generic Drugs - 0.4%

Actavis PLC†	5,196	1,099,162
Mylan, Inc.†	11,308	563,591
Perrigo Co. PLC	5,103	705,234

		2,367,987

Medical-HMO - 1.5%

Aetna, Inc.	22,721	1,762,014
Cigna Corp.	10,507	943,318
Humana, Inc.	7,109	884,786
UnitedHealth Group, Inc.	53,746	4,279,794
WellPoint, Inc.	18,488	2,003,360

		9,873,272

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	18,853	1,379,663
Cardinal Health, Inc.	19,177	1,354,471
McKesson Corp.	11,684	2,215,754

		4,949,888

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	12,083	860,793

Multimedia - 3.1%

Time Warner, Inc.	79,579	5,557,002
Twenty-First Century Fox, Inc., Class A	101,912	3,608,704
Viacom, Inc., Class B	36,489	3,113,606
Walt Disney Co.	94,276	7,920,127

		20,199,439

Networking Products - 1.0%

Cisco Systems, Inc.	279,864	6,890,252

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	91,003	3,221,506

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	12,804	353,775

Oil & Gas Drilling - 0.6%

Ensco PLC, Class A	28,583	1,505,181
Helmerich & Payne, Inc.	3,247	357,008
Noble Corp. PLC	26,624	837,591
Transocean, Ltd.	28,545	1,212,877

		3,912,657

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	26,560	2,731,962
Apache Corp.	43,423	4,047,892
Cabot Oil & Gas Corp.	10,493	380,266
Chesapeake Energy Corp.	32,274	926,909
Denbury Resources, Inc.	16,108	272,064
Devon Energy Corp.	31,470	2,325,633
EOG Resources, Inc.	28,323	2,996,574
EQT Corp.	7,216	771,246
Noble Energy, Inc.	29,114	2,098,246
Pioneer Natural Resources Co.	5,920	1,244,147
Range Resources Corp.	5,693	529,164
Southwestern Energy Co.†	14,447	656,905

		18,981,008

Oil Companies-Integrated - 0.5%

Murphy Oil Corp.	54,661	3,370,944

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	3,156	201,826
FMC Technologies, Inc.†	15,046	873,571
National Oilwell Varco, Inc.	30,855	2,526,099

		3,601,496

Oil-Field Services - 1.6%

Baker Hughes, Inc.	21,412	1,509,974
Halliburton Co.	37,690	2,436,282
Schlumberger, Ltd.	65,322	6,796,101

		10,742,357

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	35,879	2,564,272

Pipelines - 1.7%

Kinder Morgan, Inc.	79,345	2,649,330
ONEOK, Inc.	23,706	1,528,800
Spectra Energy Corp.	114,619	4,651,239
Williams Cos., Inc.	50,318	2,362,933

		11,192,302

Publishing-Newspapers - 0.0%

News Corp., Class A†	10,376	177,015

Publishing-Periodicals - 0.2%

Nielsen NV	20,941	1,010,613

Real Estate Investment Trusts - 2.2%

American Tower Corp.	31,977	2,866,098
AvalonBay Communities, Inc.	3,570	506,369
Boston Properties, Inc.	3,815	460,394
Crown Castle International Corp.	13,971	1,071,995

Equity Residential	28,463	1,759,013
General Growth Properties, Inc.	17,453	415,905
HCP, Inc.	41,015	1,712,376
Health Care REIT, Inc.	16,001	1,011,743
Host Hotels & Resorts, Inc.	44,315	978,032
Macerich Co.	3,847	254,056
Prologis, Inc.	19,523	810,400
Public Storage	4,929	849,661
Ventas, Inc.	20,875	1,394,450
Vornado Realty Trust	5,695	609,821

		14,700,313

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	2,477	73,914

Retail-Apparel/Shoe - 0.5%

Coach, Inc.	15,734	640,531
Gap, Inc.	19,407	800,151
L Brands, Inc.	16,478	945,672
Ross Stores, Inc.	12,382	847,548

		3,233,902

Retail-Automobile - 0.1%

CarMax, Inc.†	13,124	581,524

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	10,368	630,893

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	17,285	478,103

Retail-Discount - 0.7%

Costco Wholesale Corp.	38,501	4,466,886
Dollar Tree, Inc.†	7,848	416,179

		4,883,065

Retail-Drug Store - 0.6%

Walgreen Co.	54,203	3,897,738

Retail-Gardening Products - 0.0%

Tractor Supply Co.	2,823	183,551

Retail-Jewelry - 0.0%

Tiffany & Co.	1,696	168,599

Retail-Major Department Stores - 0.6%

Nordstrom, Inc.	11,059	752,676
TJX Cos., Inc.	58,783	3,200,734

		3,953,410

Retail-Office Supplies - 0.1%

Staples, Inc.	67,184	755,820

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	20,118	1,095,224
Macy’s, Inc.	21,587	1,292,845

		2,388,069

Retail-Restaurants - 0.4%

Chipotle Mexican Grill, Inc.†	1,163	636,266
Darden Restaurants, Inc.	38,802	1,944,756

		2,581,022

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	2,957	28,890
People’s United Financial, Inc.	31,100	446,907

		475,797

Semiconductor Components-Integrated Circuits - 1.3%

Analog Devices, Inc.	34,302	1,796,739
QUALCOMM, Inc.	85,984	6,917,413

		8,714,152

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	59,449	1,200,275
KLA-Tencor Corp.	7,743	507,322

		1,707,597

Telecommunication Equipment - 0.2%

Harris Corp.	9,320	719,970
Juniper Networks, Inc.†	12,517	306,166

		1,026,136

Telephone-Integrated - 2.3%

AT&T, Inc.	341,093	12,098,569
CenturyLink, Inc.	42,786	1,611,749
Frontier Communications Corp.	101,719	588,953
Windstream Holdings, Inc.	63,904	611,561

		14,910,832

Television - 0.3%

CBS Corp., Class B	27,634	1,647,263

Tools-Hand Held - 0.4%

Snap-on, Inc.	10,165	1,192,049
Stanley Black & Decker, Inc.	12,707	1,110,592

		2,302,641

Toys - 0.2%

Hasbro, Inc.	6,457	346,741
Mattel, Inc.	27,211	1,056,603

		1,403,344

Transport-Rail - 1.4%

CSX Corp.	91,238	2,682,397
Kansas City Southern	3,849	413,845
Union Pacific Corp.	32,312	6,438,812

		9,535,054

Transport-Services - 0.1%

C.H. Robinson Worldwide, Inc.	10,012	599,318
Expeditors International of Washington, Inc.	4,282	194,874

		794,192

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	14,943	1,336,950

Web Portals/ISP - 2.3%

Google, Inc., Class A†	13,105	7,491,473
Google, Inc., Class C†	11,629	6,523,636
Yahoo!, Inc.†	36,675	1,270,789

		15,285,898

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	13,426	905,181

Total Long-Term Investment Securities
(cost $468,485,017)		638,554,990

SHORT-TERM INVESTMENT SECURITIES - 2.6%
U.S. Government Treasuries - 2.6%

United States Treasury Bills
0.03% due 06/05/2014(1)	$2,000,000	1,999,993
0.03% due 06/19/2014	15,000,000	14,999,790

Total Short-Term Investment Securities
(cost $16,999,783)		16,999,783

REPURCHASE AGREEMENT - 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $1,943,000)(2)	1,943,000	1,943,000

TOTAL INVESTMENTS
(cost $487,427,800)(3)	99.9%	657,497,773
Other assets less liabilities	0.1	794,561

NET ASSETS	100.0%	$658,292,334

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)

211	Long	S&P 500 E-Mini Index	June 2014	$19,524,991	$20,271,825	$746,834

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$41,354,880	$—	$—	$41,354,880
Other Industries*	597,200,110	—	—	597,200,110
Short-Term Investment Securities:
U.S. Government Treasuries	—	16,999,783	—	16,999,783
Repurchase Agreement	—	1,943,000	—	1,943,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	746,834	—	—	746,834

Total Assets	$639,301,824	$18,942,783	$—	$658,244,607

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2014 (unaudited)

Security Description	Principal Amount/ Shares(16)	Value (Note 1)
ASSET BACKED SECURITIES - 0.9%
Diversified Financial Services - 0.9%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$252,000	$254,650
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	102,904
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	197,000	197,801
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	174,000	173,982
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	100,000	102,253
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	233,512
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	619,000	644,580
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(1)	30,000	32,644
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	180,255	185,540
Commercial Mtg. Trust Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	298,000	307,713
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(1)	650,000	688,246
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	300,000	305,364
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	29,159	29,252
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	212,000	241,465
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	51,211	55,357
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02 2M1 1.10% due 05/25/2024(2)	105,000	105,062
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(2)	132,283	134,415
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(2)	301,180	308,417
Federal Home Loan Mtg. Corp. FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(2)	250,000	251,941
Federal Home Loan Mtg. Corp. FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(2)	203,000	209,779
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	81,000	81,356
Ford Credit Auto Owner Trust Series 1, Class A 2.26% due 11/15/2025*	100,000	101,246
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	282,000	283,607
HLSS Servicer Advance Receivables Trust Series 2013-T1, Class B2 1.74% due 01/16/2046*	188,000	187,568
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	140,844
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	365,000	380,752
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	198,485	202,639
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	449,699	463,243
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	74,261	74,843
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	85,403	91,909
TAL Advantage LLC Series 2014-2A, Class A1 1.70% due 05/20/2039*	100,000	100,062
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	101,650	103,802
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	120,000	121,703

Total Asset Backed Securities
(cost $6,853,283)		6,898,451

U.S. CORPORATE BONDS & NOTES - 44.4%
Advanced Materials - 0.1%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	491,000	513,095

Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	419,302
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	705,000	727,554

		1,146,856

Advertising Sales - 0.1%

Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	1,000,000	1,037,500

Advertising Services - 0.3%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,341,000	2,171,277

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	577,043

Aerospace/Defense-Equipment - 0.2%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,289,000	1,314,780

Airlines - 0.5%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	215,975	224,884
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	158,697	163,458
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,847,000	2,946,645

		3,334,987

Alternative Waste Technology - 0.5%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,978,000	2,141,185
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	1,535,000	1,596,400

		3,737,585

Auto-Cars/Light Trucks - 0.1%

Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	890,000	957,014

Auto-Heavy Duty Trucks - 0.2%

Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022*	1,250,000	1,282,813

Auto/Truck Parts & Equipment-Original - 0.2%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,675,000	1,788,063

Banks-Commercial - 1.1%

PNC Bank NA Senior Notes 1.13% due 01/27/2017	1,834,000	1,843,621
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,183,000	1,502,707
Union Bank NA Senior Notes 3.00% due 06/06/2016	2,265,000	2,367,734
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	240,000	251,103
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,324,000	1,413,432
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	845,000	860,231

		8,238,828

Banks-Fiduciary - 0.1%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	847,428

Banks-Super Regional - 0.2%

Comerica, Inc. Senior Notes 2.13% due 05/23/2019	417,000	418,501
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	960,000	968,418

		1,386,919

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,496,000	1,501,843

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,000,000	2,052,500
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	1,503,000	1,615,725

		3,668,225

Building-Residential/Commercial - 0.2%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,756,000

Cable/Satellite TV - 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,587,000	2,761,623
COX Communications, Inc. Senior Notes 4.50% due 06/30/2043*	497,000	473,524
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	998,000	1,061,054
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	278,485
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	211,000	262,543
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	557,000	749,291

		5,586,520

Casino Hotels - 1.0%

Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	830,000	701,350
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,361,000	1,406,934
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	1,623,000	1,691,977
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	1,625,000	1,639,219
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,330,000	1,433,075
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	600,000

		7,472,555

Cellular Telecom - 0.7%

Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	1,766,000	1,947,015
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	400,000	420,000
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	900,000	954,000
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	789,000	835,354
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	879,000	947,122

		5,103,491

Chemicals-Diversified - 0.2%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,315,000	1,356,094

Chemicals-Plastics - 0.2%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,263,000	1,278,788

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	417,939

Coal - 0.7%

Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	2,259,000	2,462,310
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	1,550,000	1,584,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,349,000	1,436,685

		5,483,870

Commercial Services-Finance - 0.5%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	960,000	996,000
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,289,000	2,349,086
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	537,000	592,043

		3,937,129

Computer Services - 0.3%

Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,642,745

International Business Machines Corp. Senior Notes 1.63% due 05/15/2020		764,000	733,121

			2,375,866

Computers - 0.3%

Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041		2,057,000	2,320,374

Consumer Products-Misc. - 0.3%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020		2,135,000	2,220,400

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		2,457,000	2,748,769

Containers-Paper/Plastic - 0.3%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		2,392,000	2,445,820

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*		822,000	772,680

Distribution/Wholesale - 0.1%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		805,000	786,888

Diversified Banking Institutions - 2.1%

Bank of America Corp. Sub. Notes 5.49% due 03/15/2019		1,500,000	1,701,045
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		1,330,000	1,323,641
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044		774,000	791,236
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		2,474,000	2,730,811
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,761,000	1,979,500
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		736,000	876,413
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		874,000	1,048,681
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	800,000	657,341
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020		849,000	933,215
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		1,288,000	1,487,533
Morgan Stanley Senior Notes 4.75% due 03/22/2017		722,000	787,804
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		1,412,000	1,512,222
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025		49,000	60,109

			15,889,551

Diversified Financial Services - 0.7%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021		786,000	877,430
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		1,100,000	1,284,930
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		1,002,000	1,200,566
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		611,000	807,227
USAA Capital Corp. Notes 2.13% due 06/03/2019*		1,021,000	1,030,562

			5,200,715

Diversified Manufacturing Operations - 0.6%

Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*		809,000	830,769
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*		1,029,000	1,207,770
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,834,125
Textron, Inc. Senior Notes 4.63% due 09/21/2016		630,000	678,170

			4,550,834

E-Commerce/Services - 0.3%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021		2,319,000	2,417,557

Electric-Generation - 0.3%

AES Corp. Senior Notes 5.50% due 03/15/2024	$1,805,000	1,850,125
AES Corp. Senior Notes 8.00% due 10/15/2017	106,000	124,285
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	301,843	312,407

		2,286,817

Electric-Integrated - 0.8%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	312,000	336,086
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,026,000	1,159,069
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	639,161
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	734,000	742,192
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	694,000	701,819
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	159,452
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	177,070	189,465
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	631,000	677,344
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	434,000	513,287
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	895,000	898,515

		6,016,390

Electric-Transmission - 0.1%

ITC Holdings Corp. Senior Notes 3.65% due 06/15/2024	480,000	480,908

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	900,000	963,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	703,000	704,023

		1,667,023

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 1.50% due 05/28/2017	162,000	162,435
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	483,000	490,690

		653,125

Enterprise Software/Service - 0.5%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,444,000	2,572,310
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,469,696

		4,042,006

Finance-Auto Loans - 0.6%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	694,000	699,205
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	370,000	372,677
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	481,484
General Motors Acceptance Corp. Bonds 8.00% due 11/01/2031	716,000	891,420
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	1,698,000	1,812,615
GMAC LLC Sub. Notes 8.00% due 12/31/2018	315,000	374,850

		4,632,251

Finance-Commercial - 0.4%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	928,000	934,960
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	538,650
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,485,000	1,496,137

		2,969,747

Finance-Consumer Loans - 0.4%

Enova International, Inc. Senior Notes 9.75% due 06/01/2021*	1,999,000	1,971,514
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	372,000	445,394
SLM Corp. Senior Notes 6.13% due 03/25/2024	532,000	534,660

		2,951,568

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 1.00% due 04/04/2016†(7)	97,000	17,824
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	143,000	14

		17,849

Finance-Leasing Companies - 0.5%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,690,000	2,895,112
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	702,000	772,200

		3,667,312

Finance-Other Services - 0.4%

Cogent Communications Finance, Inc. Senior Notes 5.63% due 04/15/2021*	1,420,000	1,398,700
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,383,000	1,389,939

		2,788,639

Firearms & Ammunition - 0.2%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	1,246,050

Food-Meat Products - 0.3%

JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	2,080,000	2,246,400

Food-Misc./Diversified - 0.1%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	479,000	609,052

Food-Retail - 0.2%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	1,516,000	1,542,530

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC / Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(4)(7)	363,344	90,836

Gold Mining - 0.0%

Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	344,000	298,067

Independent Power Producers - 1.0%

Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,833,000	1,965,892
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	704,000	767,360
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	715,000	802,588
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,615,000	1,752,275
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	943,000	999,580
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	325,256
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,022,125

		7,635,076

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,835,000	1,986,387
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	350,625
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	784,000	789,421

		3,126,433

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,361,000	1,609,056
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,384,000	1,421,499

		3,030,555

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	889,481

Investment Management/Advisor Services - 0.1%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	969,000	1,058,633

Machinery-Farming - 0.1%

CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	602,000	614,040

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,474,000	1,544,015

Medical Products - 0.5%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	434,360
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	141,057
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,913,000	3,065,932

		3,641,349

Medical-Drugs - 0.2%

Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	1,058,000	1,084,450

Medical-Generic Drugs - 0.2%

Mylan, Inc. Senior Notes 5.40% due 11/29/2043	629,000	680,177
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,044,100

		1,724,277

Medical-HMO - 0.1%

Centene Corp. Senior Notes 4.75% due 05/15/2022	950,000	961,875

Medical-Hospitals - 1.5%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	1,961,162
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	445,000	452,788
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,400,000	1,524,250
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	431,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	1,807,000	1,621,782
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,451,000	1,547,129
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	2,249,000	2,293,980
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,108,000	1,041,520

		10,873,611

Multimedia - 0.3%

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,095,000	1,421,101
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	475,962

		1,897,063

Music - 0.1%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,003,000	1,038,105

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	643,000	649,310

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	1,166,000	1,205,752

Office Supplies & Forms - 0.2%

ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	1,493,000	1,562,051

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	609,000	646,818

Oil Companies-Exploration & Production - 4.2%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,170,000	1,237,275
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	523,000	658,385
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,305,000	1,311,525

Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	558,060
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	693,738
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	754,000	759,655
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,392,592
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	1,635,000	1,757,625
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,703,350
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,449,000	2,681,655
Legacy Reserves LP / Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	1,806,000	1,833,090
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	1,902,000	1,997,100
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	786,600
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,830,000	1,967,250
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,300,000	1,381,250
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,269,000	1,329,277
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	940,000	1,044,575
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	236,000	263,140
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	603,000	676,868
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,750,000	1,942,500
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,804,000	1,853,610
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	885,000	942,525
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	1,330,000	1,453,025
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	915,000	942,450

		31,167,120

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	1,079,955
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	314,723

		1,394,678

Oil Refining & Marketing - 0.8%

Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	125,000	125,625
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	1,579,000	1,598,737
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	2,583,000	2,686,320
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	1,100,000	1,188,415
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	534,000	666,936

		6,266,033

Oil-Field Services - 0.1%

Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	710,125

Paper & Related Products - 0.8%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	917,000	1,068,709
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,689,000	1,729,222
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	999,000	1,145,501

PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,816,000	1,877,290

		5,820,722

Petrochemicals - 0.3%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	1,767,000	1,912,778

Pipelines - 2.3%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,335,510
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	1,024,600
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	510,000	515,100
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	775,000	821,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	830,000	865,275
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	249,955
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	100,000	108,954
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,905,000	2,241,295
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,276,275
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	1,245,092
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	937,000	944,027
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	747,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	316,440
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	847,688
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024*	750,000	770,625
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	737,000	791,354
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	350,438
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,000,000	1,045,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,136,235
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	578,000	547,352

		17,179,965

Printing-Commercial - 0.2%

Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	1,725,000	1,707,750

Publishing-Newspapers - 0.4%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	628,000	649,980
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,151,000	1,222,938
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,215,000	1,389,656

		3,262,574

Publishing-Periodicals - 0.7%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,799,000	2,854,980
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	2,000,000	2,000,000

		4,854,980

Real Estate Investment Trusts - 0.8%

CTR Partnership LP / CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021*	1,120,000	1,131,200

Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	1,024,000	1,016,508
National Retail Properties, Inc. Senior Notes 3.90% due 06/15/2024	483,000	488,196
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	676,000	680,781
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,600,000	2,709,200

		6,025,885

Real Estate Management/Services - 0.3%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,001,250
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,520,550

		2,521,800

Real Estate Operations & Development - 0.1%

Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	386,000	389,233

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(7)	1,625,000	61

Rental Auto/Equipment - 0.2%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	1,089,000	1,197,900

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	888,750

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	973,000	1,033,711

Retail-Building Products - 0.2%

Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*	1,208,000	1,304,640

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes 3.25% due 04/15/2023	508,000	488,712

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	383,626	405,131
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	247,594	278,629
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	524,242	601,103

		1,284,863

Retail-Music Store - 0.4%

Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,200,000	1,156,500
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	1,957,000	1,771,085

		2,927,585

Retail-Pawn Shops - 0.2%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,250,000	1,281,250

Retail-Regional Department Stores - 0.3%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	2,235,000	2,134,425

Retail-Restaurants - 0.8%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	934,648
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,900,000	2,097,125
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	2,987,000	3,069,142

		6,100,915

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(7)(10)(11)	25,000	0

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	864,470
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,524,000	1,761,872
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,458,000	1,680,775

		4,307,117

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	691,000	697,479

President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	233,000	222,452
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	529,325

		1,449,256

Security Services - 0.1%

ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	659,683

Semiconductor Equipment - 0.1%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	258,000	259,290
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	767,000	753,578

		1,012,868

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,191,918

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,157,751
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	373,959

		1,531,710

Specified Purpose Acquisitions - 0.4%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,125,000	3,281,250

Steel Pipe & Tube - 0.2%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,542,625

Steel-Producers - 0.3%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,649,000	1,710,837
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	805,000	816,560

		2,527,397

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,284,010

Telephone-Integrated - 1.4%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,051,000	1,002,297
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,278,000	1,402,605
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,457,812
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	574,000	678,755
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,490,000	1,724,675
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	969,000	1,071,036
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	2,157,000	2,651,880
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	387,000	491,215

		10,480,275

Television - 0.3%

Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,810,000	1,891,450

Transport-Equipment & Leasing - 0.4%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	1,033,701
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,542,000	1,580,550

		2,614,251

Transport-Rail - 0.2%

Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	1,612,000	1,678,495

Transport-Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	752,095

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	808,000	899,950

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,400,000	1,438,500

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037		10,220	11,082

Total U.S. Corporate Bonds & Notes (cost $320,577,031)			329,425,947

FOREIGN CORPORATE BONDS & NOTES - 18.0%
Auto-Cars/Light Trucks - 0.2%

Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*		1,164,000	1,178,278

Banks-Commercial - 3.2%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		832,000	836,692
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,481,000	1,082,939
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,323,578
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	536,880
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,200,000	1,335,535
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		500,000	533,750
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		450,000	493,200
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		435,000	429,434
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*		875,000	887,373
BPCE SA Sub. Notes 5.15% due 07/21/2024*		575,000	599,534
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019		422,000	427,044
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	4,000,000	675,649
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*		603,000	668,576
Credit Suisse New York Senior Notes 1.38% due 05/26/2017		1,741,000	1,743,904
Credit Suisse New York Senior Notes 2.30% due 05/28/2019		573,000	575,493
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020		750,000	840,763
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		450,000	496,865
ING Bank NV Senior Notes 4.00% due 03/15/2016*		1,637,000	1,728,572
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024		1,093,000	1,177,773
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	504,693
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		786,000	797,156
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,085,000	1,078,959
Oversea-Chinese Banking Corp., Ltd. FRS Sub. Notes 4.00% due 10/15/2024*		280,000	283,665
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	736,750
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	438,376
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		250,000	262,813
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	201,884
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*		624,000	664,005
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*		1,249,000	1,325,913
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		365,000	348,757
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*		570,000	597,816
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		450,000	443,250

			24,077,591

Banks-Money Center - 0.1%

Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	389,640

Banks-Special Purpose - 0.2%
Burgan Finance No. 1 Jersey, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		500,000	590,000
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	571,620
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	4,400,000	753,686

			1,915,306

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		1,180,000	1,197,984

Broadcast Services/Program - 0.1%

Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045		705,000	705,754

Building Products-Cement - 0.2%

Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019		500,000	520,000
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	208,000
China Shanshui Cement Group, Ltd. Company Guar. Notes 10.50% due 04/27/2017		450,000	489,937

			1,217,937

Building-Heavy Construction - 0.0%

Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		325,000	322,563

Cable/Satellite TV - 0.5%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,290,000
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		1,511,000	1,567,662
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*		915,000	937,875

			3,795,537

Casino Hotels - 0.3%

Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*		2,200,000	2,260,500

Cellular Telecom - 0.0%

Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		350,000	336,875

Chemicals-Diversified - 0.2%

NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*		1,495,000	1,610,862

Coal - 0.2%

Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	194,500
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		450,000	367,875
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019		725,000	765,600

			1,327,975

Commercial Services - 0.1%

Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		1,403,000	1,150,460

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*		526,000	522,713

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		2,708,000	2,809,550

Diversified Banking Institutions - 0.9%

Deutsche Bank AG Senior Notes 1.35% due 05/30/2017		1,660,000	1,661,082
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024		1,549,000	1,549,919
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023		1,180,000	1,266,126
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		571,000	619,275
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019		1,292,000	1,517,325
UBS AG Stamford CT Sub. Notes 7.63% due 08/17/2022		295,000	354,318

			6,968,045

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		1,187,000	1,242,993

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,263,000	1,291,417

Diversified Minerals - 0.5%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		567,000	576,074
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		775,000	802,125
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,175,000	1,239,625
Teck Cominco, Ltd. Senior Notes 6.13% due 10/01/2035		367,000	390,636
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	650,100

			3,658,560

Diversified Operations - 0.2%

KOC Holding AS Senior Notes 3.50% due 04/24/2020*		800,000	765,200
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	672,750

			1,437,950

Electric-Distribution - 0.0%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	310,574

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	236,250
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021		550,000	588,500

			824,750

Electric-Integrated - 0.1%

E.CL SA Senior Notes 5.63% due 01/15/2021		550,000	599,502
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		334,000	374,834
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	164,701

			1,139,037

Electric-Transmission - 0.1%

Empresa de Energia de Bogota SA ESP Senior Notes 6.13% due 11/10/2021*		600,000	654,000

Finance-Leasing Companies - 0.6%

AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*		731,000	735,569
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		328,000	337,020
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,165,000
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020		925,000	973,562

			4,211,151

Food-Meat Products - 0.2%

BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	189,000
BRF SA Senior Notes 4.75% due 05/22/2024*		432,000	427,140
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	376,066
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	268,312

			1,260,518

Gas-Transportation - 0.1%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	521,125

Gold Mining - 0.3%

AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*		714,000	701,505
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	637,000
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*		502,000	515,285
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		350,000	339,413

			2,193,203

Hazardous Waste Disposal - 0.3%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	1,250,000	1,284,375
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*	1,000,000	935,000

		2,219,375

Independent Power Producers - 0.1%

PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*	480,000	503,400

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	376,000	376,548

Machinery-Construction & Mining - 0.1%

Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020	500,000	500,000

Machinery-General Industrial - 0.1%

Emeco Pty, Ltd. Senior Sec. Notes 9.88% due 03/15/2019*	822,000	840,495

Medical-Drugs - 0.4%

Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	978,000	1,012,230
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,151,000	1,164,121
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	878,000	910,925

		3,087,276

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	769,000	790,148

Metal-Diversified - 0.1%

Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*	390,000	410,475
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	350,000	391,580

		802,055

Metal-Iron - 0.1%

Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*	550,000	522,500
Vale SA Senior Notes 5.63% due 09/11/2042	663,000	646,640

		1,169,140

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	663,156

Oil & Gas Drilling - 0.4%

Offshore Drilling Holding SA Senior Sec. Notes 8.38% due 09/20/2020	450,000	496,125
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,472,000	1,442,560
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	635,000	728,342
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	602,462

		3,269,489

Oil Companies-Exploration & Production - 1.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,233,000	1,675,965
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	262,345
KazMunayGas National Co. Senior Notes 7.00% due 05/05/2020	500,000	576,900
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	595,000	630,700
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,582,831
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	645,000	696,600
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*	260,000	272,350
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	740,962
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*	450,000	471,182
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	994,000	1,071,048

		7,980,883

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,345,246
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,097,000	1,120,838
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	655,464
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	525,000	540,750
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019	400,000	434,000
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023	600,000	591,000
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	520,000	573,731
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	500,000	519,126
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	173,250
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,080,000	993,600
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	617,000	636,281
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	503,000	579,079
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	600,000	681,769
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	184,760

		9,028,894

Oil Refining & Marketing - 0.0%

Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	189,132

Paper & Related Products - 0.1%

Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	500,000	498,127

Petrochemicals - 0.3%

Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*	700,000	740,250
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021	550,000	573,375
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	652,000	696,010

		2,009,635

Pipelines - 0.0%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	217,000

Real Estate Investment Trusts - 0.1%

Trust F/1401 Senior Notes 5.25% due 12/15/2024*	550,000	570,625

Real Estate Operations & Development - 0.7%

Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017	350,000	370,125
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020	550,000	587,138
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*	200,000	189,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	186,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	446,408
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020	575,000	593,687
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,575,000	1,594,687
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	700,000	673,750
Theta Capital, Ltd. Company Guar. Notes 6.13% due 11/14/2020	500,000	506,035

		5,147,330

Retail-Major Department Stores - 0.1%

LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022	500,000	482,355

Retail-Restaurants - 0.1%

Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*	400,000	424,000

Security Services - 0.2%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,495,929

Semiconductor Equipment - 0.0%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		260,000	258,050

Sovereign - 0.1%

Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	877,563

Special Purpose Entities - 0.1%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(4)(7)(8)(12)		560,000	0
MAF Global Securities, Ltd. Company Guar. Notes 5.25% due 07/05/2019		525,000	568,969

			568,969

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 6.75% due 02/25/2022		1,162,000	1,298,535
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	194,000
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		200,000	194,000

			1,686,535

Steel-Specialty - 0.0%

GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	211,000

Sugar - 0.1%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,600,000	639,200

SupraNational Banks - 0.2%

International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	800,000	659,768
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	710,388

			1,370,156

Telecom Services - 0.9%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		1,704,000	1,797,720
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*		2,808,000	2,951,910
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,275,000
Wind Acquisition Finance SA Company Guar. Notes 7.38% due 04/23/2021*		975,000	1,009,125

			7,033,755

Telephone-Integrated - 0.9%

Oi SA Senior Notes 5.75% due 02/10/2022		600,000	588,000
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	219,128
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		1,137,000	1,317,499
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,210,000	1,367,300
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		2,506,000	2,509,132
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	684,696

			6,685,755

Transport-Rail - 0.1%

Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	409,500

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	573,000

Total Foreign Corporate Bonds & Notes
(cost $132,416,340)			133,111,323

FOREIGN GOVERNMENT OBLIGATIONS - 13.2%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	558,696

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	492,019

Sovereign - 13.0%

Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		580,000	574,200
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		550,000	445,500
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		420,000	331,800
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		820,000	755,220
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		655,000	602,600
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		90,000	89,100
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	290,125
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	236,875
Commonwealth of the Bahamas Senior Notes 5.75% due 01/16/2024*		310,000	327,825
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	517,275
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	407,550
Dominican Republic Senior Notes 6.60% due 01/28/2024*		309,000	338,355
Dominican Republic Senior Notes 7.50% due 05/06/2021		320,000	369,600

Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	726,600
Federation of Malaysia Senior Notes 3.48% due 03/15/2023	MYR	6,050,000	1,808,163
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		417,000	450,360
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		3,000	3,810
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2016	BRL	1,200,000	562,425
Gabonese Republic Bonds 6.38% due 12/12/2024		750,000	824,062
Gabonese Republic Bonds 8.20% due 12/12/2017		682,000	783,182
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	555,151
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,373,978
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	8,450,000	2,604,565
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	4,670,000	4,053,011
Government of Sri Lanka Senior Notes 6.00% due 01/14/2019		1,100,000	1,164,625
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		955,000	1,089,292
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		237,000	237,533
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		600,000	601,350
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		1,200,000	1,197,744
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	11,335,000	2,073,100
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	830,000	1,279,573
Lebanese Republic Senior Notes 4.00% due 12/31/2017		453,200	446,402
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	150,529
Lebanese Republic Senior Notes 8.25% due 04/12/2021		540,000	621,000
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		411,000	437,715
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	361,420
Republic of Argentina Senior Notes 2.50% due 12/31/2038(3)		1,072,637	450,508
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,166,149	1,682,698
Republic of Argentina Senior Notes 8.75% due 06/02/2017		5,000	4,600
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,105,849
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,550,000	1,674,000
Republic of Colombia Senior Notes 8.25% due 12/22/2014		1,217,000	1,265,802
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		1,270,000	1,233,170
Republic of Costa Rica Bonds 7.00% due 04/04/2044*		760,000	801,800
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		500,000	521,250
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,312,850
Republic of Croatia Senior Notes 6.38% due 03/24/2021		590,000	651,212
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,184,960
Republic of Ghana Notes 7.88% due 08/07/2023*		555,000	541,236
Republic of Honduras Senior Notes 7.50% due 03/15/2024		390,000	397,800

Republic of Hungary Senior Notes 4.00% due 03/25/2019		500,000	510,125
Republic of Hungary Senior Notes 5.38% due 03/25/2024		470,000	499,375
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,398,400
Republic of Hungary Senior Notes 7.63% due 03/29/2041		892,000	1,117,230
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		400,000	392,500
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		700,000	683,375
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		575,000	645,437
Republic of Indonesia Senior Notes 6.75% due 01/15/2044*		980,000	1,156,400
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	650,000	1,030,250
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,900,000	3,040,383
Republic of Ivory Coast Senior Notes 7.77% due 12/31/2032(3)		1,445,000	1,408,875
Republic of Latvia Senior Notes 5.25% due 06/16/2021		1,040,000	1,167,608
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	470,420
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		100,000	103,570
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		950,000	1,166,125
Republic of Panama Senior Notes 5.20% due 01/30/2020		964,000	1,082,090
Republic of Panama Senior Notes 6.70% due 01/26/2036		930,000	1,157,850
Republic of Panama Senior Notes 7.25% due 03/15/2015		152,000	159,220
Republic of Peru Senior Notes 7.13% due 03/30/2019		480,000	585,600
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	3,200,000	1,405,362
Republic of Peru Senior Notes 8.38% due 05/03/2016		276,000	312,570
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,500,000	1,459,500
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	4,600,000	1,554,838
Republic of Poland Senior Notes 5.00% due 03/23/2022		425,000	476,531
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,800,000	2,475,519
Republic of Serbia Senior Notes 7.25% due 09/28/2021		200,000	231,500
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,342,000	1,388,970
Republic of South Africa Senior Notes 5.88% due 05/30/2022		100,000	112,875
Republic of South Africa Senior Notes 5.88% due 09/16/2025		830,000	933,750
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,033,000	1,207,319
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		480,000	493,200
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,325,000	1,421,062
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		302,000	362,400
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		260,000	366,600
Republic of the Philippines Senior Notes 9.38% due 01/18/2017		420,000	507,675

Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	830,700
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*		400,000	432,800
Republic of Turkey Senior Notes 3.25% due 03/23/2023		430,000	397,105
Republic of Turkey Bonds 4.88% due 04/16/2043		580,000	547,462
Republic of Turkey Bonds 6.00% due 01/14/2041		1,200,000	1,287,000
Republic of Turkey Senior Notes 6.63% due 02/17/2045		900,000	1,046,250
Republic of Turkey Senior Notes 6.88% due 03/17/2036		2,000	2,375
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		756,000	700,245
Republic of Venezuela Bonds 7.65% due 04/21/2025		55,000	40,012
Republic of Zambia Notes 5.38% due 09/20/2022		390,000	361,725
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	637,500
Russian Federation Senior Notes 7.50% due 03/31/2030(3)		1,507,000	1,749,627
Slovak Republic Senior Notes 4.38% due 05/21/2022		520,000	557,310
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	2,300,000	3,660,412
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,980,000	3,824,670
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	275,084
United Mexican States Senior Notes 3.50% due 01/21/2021		1,435,000	1,488,812
United Mexican States Senior Notes 4.75% due 03/08/2044		1,614,000	1,646,280
United Mexican States Senior Notes 5.63% due 01/15/2017		340,000	378,080
United Mexican States Senior Notes 5.75% due 10/12/2049		496,000	530,720
United Mexican States Bonds 10.00% due 12/05/2024	MXN	10,000,000	1,029,188

			96,427,211

Telephone-Integrated - 0.0%

Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	311,697

Total Foreign Government Obligations
(cost $94,521,147)			97,789,623

U.S. GOVERNMENT AGENCIES - 4.0%
Federal Home Loan Mtg. Corp. - 1.1%

2.50% due 01/01/2028		422,844	430,201
2.50% due 04/01/2028		895,205	910,781
3.00% due 04/01/2043		669,788	666,005
3.00% due 08/01/2043		747,799	740,560
3.50% due 02/01/2042		831,928	857,303
3.50% due 03/01/2042		519,344	535,185
3.50% due 04/01/2042		950,631	979,627
3.50% due 08/01/2042		892,016	919,860
3.50% due 09/01/2043		96,504	99,520
4.00% due 09/01/2040		183,346	194,315
4.50% due 02/01/2020		45,089	47,912
4.50% due 08/01/2020		17,852	18,971
4.50% due 03/01/2023		135,446	145,566
4.50% due 01/01/2039		46,969	50,837
4.50% due 06/01/2040		716,983	785,083
5.00% due 05/01/2034		148,365	165,823
5.00% due 03/01/2039		119,306	131,404
5.50% due 06/01/2022		71,561	78,309
5.50% due 07/01/2035		48,633	54,390
6.00% due 01/01/2030		1,604	1,792
6.00% due 03/01/2040		180,466	201,767
6.50% due 02/01/2036		27,500	31,417
6.50% due 11/01/2037		43,753	49,319
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)		114,249	111,828
Series 4000, Class PD
2.00% due 01/15/2042(2)		144,351	134,816
Series 2626, Class SP
6.50% due 02/15/2018(2)(5)		623,708	7,839
Series 3572, Class JS FRS
6.65% due 09/15/2039(2)(5)		535,540	79,922

			8,430,352

Federal National Mtg. Assoc. - 2.6%

3.00% due 10/01/2027	455,738	474,967
3.00% due 12/01/2027	562,018	585,732
3.00% due 03/01/2042	478,836	474,651
3.00% due 12/01/2042	261,549	259,747
3.00% due 05/01/2043	573,155	568,146
3.00% due December TBA	650,000	643,703
3.50% due 09/01/2026	549,620	582,242
3.50% due 08/01/2027	238,789	252,963
3.50% due 10/01/2028	473,778	502,539
3.50% due 06/01/2042	405,305	418,328
3.50% due 07/01/2042	138,363	141,525
3.50% due 08/01/2042	1,085,335	1,112,560
3.50% due 09/01/2042	934,938	964,978
3.50% due 03/01/2043	243,704	251,534
3.50% due 08/01/2043	236,474	244,072
4.00% due 11/01/2025	299,313	320,566
4.00% due 06/01/2039	563,296	600,421
4.00% due 09/01/2040	1,242,661	1,318,668
4.00% due 10/01/2040	615,265	652,897
4.00% due 10/01/2041	307,496	326,567
4.00% due 11/01/2041	686,088	728,863
4.00% due 01/01/2042	528,542	561,597
4.00% due 10/01/2043	34,453	36,560
4.00% due 12/01/2043	491,071	523,008
4.00% due December TBA	264,000	279,799
4.50% due 06/01/2019	37,340	39,755
4.50% due 01/01/2039	41,228	44,624
4.50% due 07/01/2040	552,570	601,126
4.50% due 11/01/2040	158,451	171,503
4.50% due 05/01/2041	221,130	239,344
4.50% due 03/01/2042	733,894	794,641
4.50% due December TBA	600,000	648,937
5.00% due 03/15/2016	163,000	176,569
5.00% due 01/01/2023	111,472	121,545
5.00% due 04/01/2023	79,521	86,725
5.00% due 03/01/2037	38,645	42,844
5.00% due 05/01/2040	771,122	856,024
5.00% due 06/01/2040	184,513	204,711
5.00% due 07/01/2040	282,655	313,564
5.00% due December TBA	100,000	110,500
5.50% due 08/01/2037	721,997	806,045
5.50% due 06/01/2038	105,285	118,112
6.00% due 02/01/2032	3,843	4,312
6.00% due 10/01/2034	153	172
6.00% due 10/01/2037	58,911	66,110
6.00% due 11/01/2037	226,109	253,742
6.00% due 09/01/2038	190,822	215,049
6.00% due 11/01/2038	60,661	68,177
6.00% due 06/01/2040	53,240	59,746
6.50% due 11/01/2037	129,629	147,574
6.50% due 10/01/2038	263,947	297,431
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	228,731	228,033

		19,543,548

Government National Mtg. Assoc. - 0.2%

4.00% due 03/20/2044	248,903	266,282
6.00% due 08/15/2039	822,440	927,042

		1,193,324

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	395,000	400,037

Total U.S. Government Agencies
(cost $29,175,670)		29,567,261

U.S. GOVERNMENT TREASURIES - 11.4%
United States Treasury Bonds - 2.9%

2.13% due 01/31/2021	3,300,000	3,330,938
3.13% due 02/15/2043	4,492,700	4,345,986
3.63% due 02/15/2044	3,500,000	3,712,188
3.75% due 11/15/2043	8,902,000	9,658,670
4.38% due 02/15/2038	163,000	195,676
5.25% due 11/15/2028	67,000	86,346

		21,329,804

United States Treasury Notes - 8.5%

0.08% due 01/31/2016 FRS	2,737,000	2,736,308
0.13% due 04/15/2018 TIPS(9)	1,545,249	1,596,435
0.25% due 05/31/2015	15,019,000	15,040,117
0.25% due 10/31/2015	673,000	673,604
0.38% due 01/31/2016	3,500,000	3,507,108
0.50% due 07/31/2017	223,000	220,422
0.63% due 05/31/2017	5,208,000	5,180,335
0.75% due 01/15/2017	607,000	608,897
0.75% due 10/31/2017	324,000	321,494
1.00% due 10/31/2016	3,825,000	3,866,838
1.00% due 03/31/2017	3,281,000	3,306,631
1.38% due 06/30/2018	164,000	164,910
1.50% due 07/31/2016	2,000,000	2,045,624
1.63% due 04/30/2019	12,000,000	12,066,564

1.63% due 08/15/2022	191,000	182,047
2.00% due 02/15/2022	191,000	188,807
2.50% due 05/15/2024	7,000,000	7,026,250
2.75% due 11/15/2023	3,300,000	3,397,970
2.75% due 02/15/2024	650,000	667,875
3.63% due 08/15/2019	52,000	57,350
3.88% due 05/15/2018	57,000	62,972

		62,918,558

Total U.S. Government Treasuries
(cost $83,200,702)		84,248,362

LOANS(7)(13)(14) - 1.1%
Casino Hotels - 0.1%

Twin River Management Group, Inc. BTL 5.25% due 09/27/2018	270,233	268,207

Computer Services - 0.2%

Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	1,441,441	1,433,333

Computer Software - 0.2%

Vertafore, Inc. FRS BTL-1st Lien 4.25% due 10/03/2019	1,551,297	1,551,297

Electric-Distribution - 0.2%

Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	1,542,209	1,546,065

Gambling (Non-Hotel) - 0.0%

Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018	261,844	265,117

Medical-Drugs - 0.3%

Auxilium Pharmaceuticals, Inc. BTL-B 6.25% due 04/26/2017	2,016,278	1,955,789

Medical-Hospitals - 0.0%

Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	237,000	237,395

Oil Companies-Exploration & Production - 0.1%

Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	647,315	655,406

Total Loans
(cost $7,937,481)		7,912,609

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	508,798
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	818,855
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	487,985

Total Municipal Bonds & Notes
(cost $1,736,214)		1,815,638

COMMON STOCK - 0.0%
Power Converter/Supply Equipment - 0.0%

TPT Acquisition, Inc.(4)(7)	14,640	219,600

Television - 0.0%

ION Media Networks, Inc.†(4)(7)(15)	316	117,236

Total Common Stock
(cost $149)		336,836

PREFERRED SECURITIES - 0.3%
Diversified Banking Institutions - 0.1%

Citigroup, Inc. Series J 7.13%	37,025	1,024,112

Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	14,900	330,780

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	55,080

Telecom Services - 0.1%

Qwest Corp. 6.13%	28,275	657,959

Total Preferred Securities
(cost $2,083,654)		2,067,931

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.1%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(6)	584,000	551,880

Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS 5.90% due 06/15/2024(6)	536,000	563,470
Wells Fargo Capital X 5.95% due 12/01/2086	276,000	280,830

		844,300

Diversified Banking Institutions - 0.7%

Credit Suisse Group AG VRS 7.50% due 12/11/2023*(6)	680,000	742,077
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(6)	1,056,000	1,108,800
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	2,363,000	2,380,722
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	741,000	835,478
JPMorgan Chase Capital XXIII FRS 1.22% due 05/15/2077	91,000	71,890

		5,138,967

Diversified Financial Services - 0.1%

General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(6)	600,000	600,000

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(7)	101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	683,000	647,143

Financial Guarantee Insurance - 0.3%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	2,372,000	2,099,220

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,800,000	1,804,500

Insurance-Life/Health - 0.3%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	1,923,000	2,023,958

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	755,000	842,240

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,149,000	1,242,356

Total Preferred Securities/Capital Securities
(cost $15,010,164)		15,794,574

WARRANTS - 0.0%
Oil-Field Services - 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*† (cost $83,715)	2,424	24

Total Long-Term Investment Securities
(cost $693,595,550)		708,968,579

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Time Deposits - 4.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014 (cost $33,289,000)	$33,289,000	33,289,000

TOTAL INVESTMENTS
(cost $726,884,550)(17)	100.1%	742,257,579
Liabilities in excess of other assets	(0.1)	(895,836)

NET ASSETS	100.0%	$741,361,743

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $199,743,014 representing 27.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Interest Only
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $8,358,201 representing 1.2% of net assets.
(8)	Security in default of interest.
(9)	Principal amount of security is adjusted for inflation.
(10)	Security in default of interest and principal at maturity.
(11)	Company has filed for Chapter 7 bankruptcy.
(12)	Company has filed for bankruptcy protection in country of issuance.
(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Ion Media Networks, Inc.
Common Stock	3/5/2014	316	$0	$117,236	$371.00	0.02%

(16)	Denominated in United States Dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.
BTL-	Bank Term Loan
REMIC-	Real Estate Mortgage Investment Conduit

TBA- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS-	Treasury Inflation Protected Security
FRS-	Floating Rate Security
VRS-	Variable Rate Security

The rates shown on FRS and VRS are the current rates at May 31, 2014 and unless noted otherwise the dates are the original maturity dates.

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

TRY—New Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$6,898,451	$—	$6,898,451
U.S. Corporate Bonds & Notes:
Electric-Generation	—	1,974,410	312,407	2,286,817
Gambling (Non-Hotel)	—	—	90,836	90,836
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	327,048,233	—	327,048,233
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	568,969	0	568,969
Other Industries*	—	132,542,354	—	132,542,354
Foreign Government Obligations:
Sovereign	—	96,427,211	—	96,427,211
Other Foreign Government Agencies*	—	1,362,412	—	1,362,412
U.S. Government Agencies	—	29,567,261	—	29,567,261
U.S. Government Treasuries:
United States Treasury Bonds	—	21,329,804	—	21,329,804
United States Treasury Notes	—	62,918,558	—	62,918,558
Loans	—	7,912,609	—	7,912,609
Municipal Bonds & Notes	—	1,815,638	—	1,815,638
Common Stocks	—	—	336,836	336,836
Preferred Securities	2,067,931	—	—	2,067,931
Preferred Securities/Capital Securities	—	15,794,574	—	15,794,574
Warrants	—	24	—	24
Short-Term Investment Securities:
Time Deposits	—	33,289,000	—	33,289,000

Total	$2,067,931	$739,449,508	$740,140	$742,257,579

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of May 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a
Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended May 31, 2014, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of May 31, 2014, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended May 31, 2014, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of May 31, 2014, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended May 31, 2014, High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging). Credit default swaps are reported on a schedule following the Portfolio of Investments. As of May 31, 2014, the High Yield Bond Fund had open credit default swaps, which are reported on a schedule following the Fund’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. The Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of May 31, 2014 for which a Fund is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of May 31, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of May 31, 2014, please refer to the Portfolio of Investments

	High Yield Bond Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Credit contracts
Unrealized appreciation (depreciation) on swap contracts(2)	$—	$(1,233)
Foreign exchange contracts(3)	493	(2,851)

	$493	$(4,084)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for credit default swap contracts was $6,411,667.
(3)	The average notional amount outstanding for forward foreign currency contracts was $1,869,677.

	Small Cap Value Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$100,488	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,378,814.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $100,488 as reported in the Portfolio of Investments.

	Socially Responsible Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$37,980	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $21,757,892.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $746,834 as reported in the Portfolio of Investments.

Note 3. Repurchase Agreements

As of May 31, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	5.07%	$10,679,000
Socially Responsible	0.92%	1,943,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated May 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $210,685,000, a repurchase price of $210,685,000 and maturity date of June 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.00%	02/28/2021	$196,925,000	$197,775,913
U.S. Treasury Notes	2.13%	08/15/2021	8,360,000	8,431,938
U.S. Treasury Notes	3.38%	11/15/2019	610,000	666,425
U.S. Treasury Notes	8.00%	11/15/2021	5,680,000	8,024,658

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds own shares of various VCI or VCII Funds and securities issued by AIG or an affiliate thereof. For the period ended May 31, 2014, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2014
VALIC Co. I Blue Chip Growth Fund	$37,440	$843,658	$15,571,594	$10,046,389	$199,997	$127,966	$2,387,076	$27,933,028
VALIC Co. I Capital Conservation Fund	—	—	2,809,271	—	2,849,784	(79,205)	119,718	—
VALIC Co. I Dividend Value Fund	696,364	—	35,871,613	1,011,921	16,294,126	5,106,086	(1,192,007)	24,503,487
VALIC Co. I Emerging Economies Fund	359,344	—	46,391,922	1,666,601	27,122,467	1,469,883	2,292,711	24,698,650
VALIC Co. I Foreign Value Fund	403,656	—	4,928,408	27,573,373	—	—	1,801,445	34,303,226
VALIC Co. I Global Real Estate Fund	1,362,710	1,646,601	23,014,801	5,031,834	833,641	291,432	85,549	27,589,975
VALIC Co. I Government Securities Fund	75,540	12,365	3,719,993	237,295	463,863	(26,380)	61,337	3,528,382
VALIC Co. I Inflation Protected Fund	—	—	—	1,192,862	—	—	32,274	1,225,136
VALIC Co. I International Equities Fund	588,514	—	13,780,707	18,360,425	2,497,986	517,062	2,085,257	32,245,465
VALIC Co. I International Growth Fund	206,571	—	8,373,834	13,702,937	1,478,233	343,241	1,110,103	22,051,882
VALIC Co. I Mid Cap Index Fund	257,570	962,979	17,701,350	9,305,012	4,576,906	561,511	1,462,656	24,453,623
VALIC Co. I Mid Cap Strategic Growth Fund	17,836	42,454	1,570,734	4,646,141	931	208	(139,511)	6,076,641
VALIC Co. I Nasdaq-100 Index Fund	119,872	76,909	11,668,115	3,374,027	1,030,885	238,606	2,215,913	16,465,776
VALIC Co. I Science & Technology Fund	19,930	—	11,777,358	2,590,808	177,245	80,065	2,733,841	17,004,827
VALIC Co. I Small Cap Index Fund	282,227	521,269	9,192,314	14,096,403	5,108,248	1,001,292	(167,741)	19,014,020
VALIC Co. I Small Cap Special Values Fund	74,823	—	9,320,743	343,456	2,998,307	1,346,419	416,580	8,428,891
VALIC Co. I Stock Index Fund	943,990	1,323,309	59,256,437	32,465,468	46,733,624	9,683,852	(1,010,980)	53,661,153
VALIC Co. I Value Fund	30,101	—	2,177,328	68,845	785,529	164,884	89,659	1,715,187
VALIC Co. II Capital Appreciation Fund	66,760	—	13,103,356	406,495	596,154	363,316	2,159,681	15,436,694
VALIC Co. II Core Bond Fund	514,775	198,318	25,725,128	6,394,321	4,794,487	(76,342)	782,616	28,031,236
VALIC Co. II High Yield Bond Fund	621,745	—	7,253,388	6,458,154	1,201,320	151,964	128,331	12,790,517
VALIC Co. II International Opportunities Fund	72,860	—	—	7,364,798	—	—	(14,271)	7,350,527
VALIC Co. II Large Cap Value Fund	74,934	—	5,853,055	175,056	216,163	53,345	897,459	6,762,752
VALIC Co. II Mid Cap Growth Fund	5,197	669,519	5,030,289	3,145,394	529,653	114,623	(360,711)	7,399,942
VALIC Co. II Mid Cap Value Fund	89,479	1,785,282	32,852,458	2,019,048	10,286,935	5,660,398	(1,429,447)	28,815,522
VALIC Co. II Small Cap Growth Fund	—	622,477	5,551,477	2,687,399	454,163	76,855	(706,680)	7,154,888
VALIC Co. II Small Cap Value Fund	165,140	1,758,858	19,763,862	2,117,055	6,622,807	1,544,562	(679,528)	16,123,144
VALIC Co. II Strategic Bond Fund	644,330	170,122	6,874,055	12,092,702	4,178,981	30,072	472,401	15,290,249

	$7,731,708	$10,634,120	$399,133,590	$188,574,219	$142,032,435	$28,745,715	$15,633,731	$490,054,820

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2014
VALIC Co. I Blue Chip Growth Fund	$14,997	$337,944	$5,370,549	$4,519,524	$56,117	$19,617	$870,746	$10,724,319
VALIC Co. I Capital Conservation Fund	162,563	78,996	7,164,672	644,523	1,720,379	(13,634)	83,638	6,158,820
VALIC Co. I Dividend Value Fund	205,993	—	10,484,054	359,102	6,767,655	2,094,997	(961,309)	5,209,189
VALIC Co. I Emerging Economies Fund	136,692	—	19,596,314	671,849	12,433,843	478,945	1,093,488	9,406,753
VALIC Co. I Foreign Value Fund	159,233	—	2,449,978	9,079,610	—	—	726,636	12,256,224
VALIC Co. I Global Real Estate Fund	424,170	512,536	7,129,294	1,558,481	221,904	60,835	52,747	8,579,453
VALIC Co. I Government Securities Fund	124,514	20,381	5,657,400	367,253	284,042	(11,755)	62,276	5,791,132
VALIC Co. I Inflation Protected Fund	228,454	60,483	11,573,465	2,245,602	212,107	12,277	322,375	13,941,612
VALIC Co. I International Equities Fund	199,145	—	2,660,734	10,481,776	2,229,131	287,203	412,319	11,612,901
VALIC Co. I International Growth Fund	78,589	—	1,700,495	5,526,166	—	—	433,496	7,660,157
VALIC Co. I Mid Cap Index Fund	97,966	366,267	7,904,928	3,674,183	1,754,116	211,915	656,763	10,693,673
VALIC Co. I Mid Cap Strategic Growth Fund	5,662	13,478	—	1,998,778	—	—	(99,043)	1,899,735
VALIC Co. I Nasdaq-100 Index Fund	29,237	18,758	2,882,445	882,455	376,493	87,324	507,587	3,983,318
VALIC Co. I Science & Technology Fund	6,321	—	2,434,433	2,321,915	89,860	42,299	653,371	5,362,158
VALIC Co. I Small Cap Index Fund	107,365	198,301	4,114,871	4,635,593	3,143,608	616,193	(156,154)	6,066,895
VALIC Co. I Small Cap Special Values Fund	14,759	—	1,742,403	126,737	86,088	26,021	305,147	2,114,220
VALIC Co. I Stock Index Fund	347,376	486,961	23,292,588	17,773,330	26,381,100	3,866,682	(626,578)	17,924,922
VALIC Co. I Value Fund	4,760	—	630,666	7,218	537,794	111,421	(58,306)	153,205
VALIC Co. II Capital Appreciation Fund	13,200	—	2,708,287	74,087	242,309	149,031	374,996	3,064,092
VALIC Co. II Core Bond Fund	1,147,216	441,967	58,654,875	21,141,000	17,662,955	(801,626)	2,371,283	63,702,577
VALIC Co. II High Yield Bond Fund	1,337,797	—	19,557,688	8,361,592	996,814	95,531	620,224	27,638,221
VALIC Co. II International Opportunities Fund	18,118	—	—	1,841,973	—	—	(3,548)	1,838,425
VALIC Co. II Large Cap Value Fund	20,328	—	1,977,776	156,823	588,033	134,318	157,573	1,838,457
VALIC Co. II Mid Cap Growth Fund	1,401	180,466	951,926	1,288,716	149,041	32,393	(132,317)	1,991,677
VALIC Co. II Mid Cap Value Fund	30,571	609,960	10,901,811	743,499	3,189,259	1,428,969	(18,586)	9,866,434
VALIC Co. II Small Cap Growth Fund	—	107,130	389,094	1,104,758	82,690	7,398	(192,914)	1,225,646
VALIC Co. II Small Cap Value Fund	27,446	292,318	5,104,937	386,131	3,170,488	778,476	(402,628)	2,696,428
VALIC Co. II Strategic Bond Fund	1,974,621	521,357	45,312,021	9,264,675	3,252,321	503,630	1,181,004	53,009,009

	$6,918,494	$4,247,303	$262,347,704	$111,237,349	$85,628,147	$10,218,460	$8,234,286	$306,409,652

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2014
VALIC Co. I Blue Chip Growth Fund	$45,529	$1,025,919	$17,783,041	$13,448,935	$143,322	$65,906	$2,829,064	$33,983,624
VALIC Co. I Capital Conservation Fund	197,482	95,965	10,666,301	917,809	4,079,436	(33,805)	148,777	7,619,646
VALIC Co. I Dividend Value Fund	750,853	—	36,614,182	1,130,581	17,045,910	5,367,526	(1,302,189)	24,764,190
VALIC Co. I Emerging Economies Fund	442,798	—	57,395,301	2,384,264	33,661,013	1,787,339	2,877,471	30,783,362
VALIC Co. I Foreign Value Fund	483,580	—	6,760,162	34,754,287	—	—	2,298,366	43,812,815
VALIC Co. I Global Real Estate Fund	1,576,136	1,904,490	26,284,043	6,124,078	608,503	296,132	135,349	32,231,099
VALIC Co. I Government Securities Fund	217,200	35,553	9,913,876	747,374	540,291	(30,514)	119,881	10,210,326
VALIC Co. I Inflation Protected Fund	205,672	54,451	10,304,771	2,895,540	113,339	6,566	317,043	13,410,581
VALIC Co. I International Equities Fund	836,034	—	17,980,869	31,647,784	8,658,484	1,342,719	1,881,051	44,193,939
VALIC Co. I International Growth Fund	254,559	—	7,961,691	15,535,143	325,535	75,539	1,516,854	24,763,692
VALIC Co. I Mid Cap Index Fund	297,539	1,112,412	22,172,499	10,942,012	1,568,569	192,437	2,321,434	34,059,813
VALIC Co. I Mid Cap Strategic Growth Fund	20,605	49,046	1,287,865	6,216,029	24,770	4,882	(245,349)	7,238,657
VALIC Co. I Nasdaq-100 Index Fund	142,025	91,122	13,723,443	3,203,540	240,927	63,684	2,908,948	19,658,688
VALIC Co. I Science & Technology Fund	25,435	—	14,605,507	3,880,651	60,797	26,360	3,492,856	21,944,577
VALIC Co. I Small Cap Index Fund	369,511	682,482	12,300,419	18,295,232	7,640,129	1,497,578	(298,842)	24,154,258
VALIC Co. I Small Cap Special Values Fund	76,835	—	8,938,350	708,103	2,079,890	928,382	801,018	9,295,963
VALIC Co. I Stock Index Fund	1,260,859	1,767,505	73,877,475	50,113,139	71,410,731	13,074,698	(2,030,319)	63,624,262
VALIC Co. I Value Fund	28,974	—	2,664,157	64,398	1,477,668	304,868	(31,826)	1,523,929
VALIC Co. II Capital Appreciation Fund	75,283	—	14,338,867	543,720	130,183	77,638	2,695,151	17,525,193
VALIC Co. II Core Bond Fund	2,118,506	816,158	98,644,313	29,614,091	14,242,039	(53,547)	2,846,705	116,809,523
VALIC Co. II High Yield Bond Fund	1,833,219	—	23,130,051	15,739,063	1,914,992	200,279	715,398	37,869,799
VALIC Co. II International Opportunities Fund	90,026	—	—	7,637,274	—	—	(17,633)	7,619,641
VALIC Co. II Large Cap Value Fund	78,683	—	5,941,002	437,187	202,958	50,002	937,240	7,162,473
VALIC Co. II Mid Cap Growth Fund	6,174	795,437	5,698,725	4,043,992	582,074	125,967	(447,754)	8,838,856
VALIC Co. II Mid Cap Value Fund	120,121	2,396,655	42,817,839	2,915,063	12,448,384	7,366,242	(1,866,537)	38,784,223
VALIC Co. II Small Cap Growth Fund	—	608,615	4,946,689	3,128,109	399,414	34,122	(699,385)	7,010,121
VALIC Co. II Small Cap Value Fund	153,011	1,629,669	20,559,468	2,044,611	8,700,090	2,093,255	(986,393)	15,010,851
VALIC Co. II Strategic Bond Fund	2,148,370	567,231	38,889,074	18,904,310	1,204,450	191,420	1,281,561	58,061,915

	$13,855,019	$13,632,710	$606,199,980	$288,016,319	$189,503,898	$35,055,675	$22,197,940	$761,966,016

†	Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of May 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$430,014,691	$64,975,147	$(4,935,018)	$60,040,129
Capital Appreciation	64,181,937	20,591,899	(458,421)	20,133,478
Conservative Growth Lifestyle	290,583,280	17,334,080	(1,507,708)	15,826,372
Core Bond	953,126,282	19,573,665	(4,770,716)	14,802,949
High Yield Bond	400,836,390	20,319,050	(5,944,836)	14,374,214
International Opportunities Fund	482,844,018	115,898,489	(9,837,251)	106,061,238
Large Cap Value	170,753,640	45,886,800	(1,739,594)	44,147,206
Mid Cap Growth	153,289,296	14,299,368	(5,695,692)	8,603,676
Mid Cap Value	708,306,395	255,739,075	(9,872,969)	245,866,106
Moderate Growth Lifestyle	691,780,280	75,869,119	(5,683,383)	70,185,736
Money Market	175,156,759	—	—	—
Small Cap Growth	100,310,781	21,310,638	(8,808,830)	12,501,808
Small Cap Value	458,620,295	111,049,708	(18,257,504)	92,792,204
Socially Responsible	489,965,116	171,873,069	(4,340,412)	167,532,657
Strategic Bond	727,933,948	22,423,744	(8,100,113)	14,323,631

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 29, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 29, 2014